Quarterly Holdings Report
for
Fidelity® Extended Market Index Fund
May 31, 2023
SEI-NPRT1-0723
1.816014.118
Common Stocks - 99.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 0.5%
Anterix, Inc. (a)	99,278	3,241,427
AST SpaceMobile, Inc. (a)(b)	326,790	1,771,202
ATN International, Inc.	52,624	1,974,979
Bandwidth, Inc. (a)	111,888	1,331,467
Charge Enterprises, Inc. (a)(b)	499,284	455,896
Cogent Communications Group, Inc.	218,129	13,419,296
Consolidated Communications Holdings, Inc. (a)	360,098	1,314,358
Cuentas, Inc. (a)(b)	740	3,545
EchoStar Holding Corp. Class A (a)(b)	192,752	3,039,699
Frontier Communications Parent, Inc. (a)(b)	1,141,551	16,986,279
Globalstar, Inc. (a)(b)	3,592,771	4,095,759
IDT Corp. Class B (a)	105,261	3,198,882
Iridium Communications, Inc.	641,951	38,542,738
Liberty Global PLC:
Class A (a)	602,571	9,821,907
Class B (a)	299	4,832
Class C (a)	1,576,569	26,833,204
Liberty Latin America Ltd.:
Class A (a)	235,065	1,720,676
Class C (a)	666,321	4,864,143
Lumen Technologies, Inc. (b)	4,729,451	9,364,313
Ooma, Inc. (a)	123,596	1,646,299
Radius Global Infrastructure, Inc. (a)	389,129	5,759,109
		149,390,010
Entertainment - 1.1%
AMC Entertainment Holdings, Inc. Class A (a)(b)	2,629,844	11,834,298
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	47,633	60,494
Cinemark Holdings, Inc. (a)(b)	522,570	8,366,346
Cineverse Corp. (a)(b)	826,203	242,738
CuriosityStream, Inc. Class A (a)(b)	121,533	111,507
Dolphin Entertainment, Inc. (a)(b)	41,656	79,146
Endeavor Group Holdings, Inc. (a)	901,489	20,301,532
FG Group Holdings, Inc. (a)	105,697	187,084
Gaia, Inc. Class A (a)	90,926	227,315
Genius Brands International, Inc. (a)(b)	169,685	402,153
Golden Matrix Group, Inc. (a)	57,843	125,519
Grom Social Enterprises, Inc. (a)(b)	1,928	668
Liberty Media Corp. Liberty Braves:
Class A (a)(b)	94,680	3,538,192
Class C (a)	164,184	6,022,269
Liberty Media Corp. Liberty Formula One:
Class A (a)	24,197	1,528,041
Series C (a)	1,099,288	77,389,875
Lions Gate Entertainment Corp.:
Class A (a)	358,441	3,691,942
Class B (a)	549,414	5,323,822
LiveOne, Inc. (a)(b)	373,551	418,377
Loop Media, Inc. (a)(b)	79,074	258,572
Madison Square Garden Entertainment Corp. (a)	137,345	4,819,436
Madison Square Garden Sports Corp.	89,495	15,809,292
Marcus Corp.	150,139	2,294,124
Motorsport Games, Inc. Class A (a)(b)	1,848	8,039
Moving Image Technologies, Inc. (a)(b)	71,838	82,614
Playstudios, Inc. Class A (a)	448,288	2,030,745
Playtika Holding Corp. (a)	463,352	4,647,421
Reading International, Inc. Class A (a)	94,553	261,912
Reservoir Media, Inc. (a)(b)	204,375	1,330,481
Roblox Corp. (a)	1,847,543	77,338,150
Roku, Inc. Class A (a)	622,725	36,242,595
Sciplay Corp. (A Shares) (a)	115,752	2,244,431
Skillz, Inc. (a)(b)	1,447,488	677,424
Sphere Entertainment Co. (a)(b)	137,469	3,281,385
Vivid Seats, Inc. Class A (a)(b)	142,443	1,041,258
Warner Music Group Corp. Class A	606,139	14,820,099
World Wrestling Entertainment, Inc. Class A (b)	223,856	22,681,090
		329,720,386
Interactive Media & Services - 0.9%
Angi, Inc. (a)	410,929	1,257,443
Bumble, Inc. (a)	479,552	7,337,146
BuzzFeed, Inc. (a)(b)	172,993	110,767
CarGurus, Inc. Class A (a)	478,706	8,994,886
Cars.com, Inc. (a)	315,557	5,569,581
DHI Group, Inc. (a)	202,076	739,598
Eventbrite, Inc. (a)	421,349	3,058,994
EverQuote, Inc. Class A (a)	96,522	879,315
FaZe Holdings, Inc. Class A (a)(b)	122,359	61,375
fuboTV, Inc. (a)(b)	989,821	1,534,223
Grindr, Inc. (a)(b)	133,432	808,598
IAC, Inc. (a)	399,740	22,321,482
Izea Worldwide, Inc. (a)(b)	286,141	215,979
Kubient, Inc. (a)(b)	55,070	38,879
Liberty TripAdvisor Holdings, Inc. (a)	374,263	236,834
MediaAlpha, Inc. Class A (a)	119,470	1,053,725
Nextdoor Holdings, Inc. (a)(b)	685,768	1,693,847
Outbrain, Inc. (a)	162,098	750,514
Paltalk, Inc. (a)(b)	35,227	98,988
Pinterest, Inc. Class A (a)	3,021,963	72,345,794
QuinStreet, Inc. (a)	265,977	2,452,308
Rumble, Inc. (a)(b)	408,867	4,035,517
Shutterstock, Inc.	124,532	6,197,958
Snap, Inc. Class A (a)(b)	4,993,149	50,930,120
Society Pass, Inc. (a)	71,273	42,785
Super League Gaming, Inc. (a)(b)	181,434	100,514
System1, Inc. (a)	100,777	351,712
The Arena Group Holdings, Inc. (a)(b)	64,694	271,715
Travelzoo, Inc. (a)(b)	34,799	308,667
TripAdvisor, Inc. (a)	534,785	8,321,255
TrueCar, Inc. (a)	419,172	947,329
Vimeo, Inc. (a)	807,904	2,965,008
Vinco Ventures, Inc. (a)(b)	50,651	110,419
Wejo Group Ltd. (a)(b)	210,745	17,913
Yelp, Inc. (a)	355,216	11,899,736
Zedge, Inc. (a)	61,990	142,577
Ziff Davis, Inc. (a)	242,718	14,330,071
ZipRecruiter, Inc. (a)(b)	262,356	4,058,647
Zoominfo Technologies, Inc. (a)	1,378,727	34,095,919
		270,688,138
Media - 1.4%
AdTheorent Holding Co., Inc. Class A (a)(b)	153,399	268,448
Advantage Solutions, Inc. Class A (a)	510,399	969,758
Altice U.S.A., Inc. Class A (a)	1,140,032	2,918,482
AMC Networks, Inc. Class A (a)	134,864	1,525,312
Beasley Broadcast Group, Inc. Class A (a)	101,719	106,805
Boston Omaha Corp. (a)	123,559	2,357,506
Cable One, Inc.	23,664	14,478,345
Cardlytics, Inc. (a)(b)	176,713	913,606
Cbdmd, Inc. (a)(b)	4,522	8,592
Clear Channel Outdoor Holdings, Inc. (a)	2,494,218	3,067,888
comScore, Inc. (a)(b)	401,334	361,201
Creative Realities, Inc. (a)	41,804	107,854
Cumulus Media, Inc. (a)	93,202	300,110
Daily Journal Corp. (a)	6,608	1,947,906
DallasNews Corp.	23,721	91,326
Digital Media Solutions, Inc. Class A (a)(b)	41,202	18,529
Direct Digital Holdings, Inc. (a)(b)	22,154	68,677
E.W. Scripps Co. Class A (a)	280,380	2,209,394
Emerald Holding, Inc. (a)	123,569	436,199
Entravision Communication Corp. Class A	281,380	1,162,099
Fluent, Inc. (a)	238,927	148,708
Gannett Co., Inc. (a)(b)	703,277	1,561,275
Gray Television, Inc.	415,871	2,923,573
Harte-Hanks, Inc. (a)	29,098	163,240
iHeartMedia, Inc. (a)	613,487	1,453,964
Innovid Corp. (a)	387,381	480,352
Insignia Systems, Inc. (a)(b)	8,792	65,764
Integral Ad Science Holding Corp. (a)	252,659	4,777,782
John Wiley & Sons, Inc. Class A	237,192	8,538,912
Lee Enterprises, Inc. (a)	25,785	350,676
Liberty Broadband Corp.:
Class A (a)	19,995	1,477,031
Class C (a)	649,670	48,140,547
Liberty Media Corp. Liberty SiriusXM:
Series A (a)	378,863	10,600,587
Series C (a)	733,184	20,499,825
Magnite, Inc. (a)	609,606	7,242,119
Marchex, Inc. Class B (a)	160,577	311,519
Mediaco Holding, Inc. (a)	11,026	12,900
Mobiquity Technologies, Inc. (a)(b)	3,607	620
Nexstar Broadcasting Group, Inc. Class A	184,868	27,900,279
Nextplay Technologies, Inc. (a)(b)	18,477	22,172
PubMatic, Inc. (a)	224,795	3,945,152
Quotient Technology, Inc. (a)	486,270	1,312,929
Saga Communications, Inc. Class A	29,606	577,317
Salem Communications Corp. Class A (a)	82,189	76,444
Scholastic Corp.	145,416	6,177,272
Sinclair Broadcast Group, Inc. Class A	207,182	3,186,459
Sirius XM Holdings, Inc. (b)	3,694,728	13,153,232
SPAR Group, Inc. (a)(b)	76,624	91,949
Stagwell, Inc. (a)	546,633	3,389,125
Stran & Co., Inc. (a)(b)	35,705	49,987
TechTarget, Inc. (a)	146,324	5,083,296
TEGNA, Inc.	1,090,339	16,889,351
The New York Times Co. Class A	812,016	28,761,607
The Trade Desk, Inc. (a)	2,268,012	158,942,281
Thryv Holdings, Inc. (a)	172,850	4,027,405
Townsquare Media, Inc.	87,212	840,724
Treasure Global, Inc. (b)	22,683	31,076
Troika Media Group, Inc. (a)(b)	268,093	32,734
Urban One, Inc.:
Class A (a)	29,036	181,475
Class D (non-vtg.) (a)	82,764	472,582
WideOpenWest, Inc. (a)	279,516	2,124,322
Xcel Brands, Inc. (a)	40,513	35,246
		419,371,847
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	332,292	5,000,995
KORE Group Holdings, Inc. (a)(b)	126,949	200,579
NII Holdings, Inc. (a)(c)	487,940	5
Shenandoah Telecommunications Co.	258,091	4,898,567
Spok Holdings, Inc.	100,970	1,191,446
SurgePays, Inc. (a)(b)	43,684	299,672
Telephone & Data Systems, Inc.	482,585	3,223,668
U.S. Cellular Corp. (a)(b)	81,429	1,164,435
		15,979,367
TOTAL COMMUNICATION SERVICES		1,185,149,748
CONSUMER DISCRETIONARY - 11.6%
Automobile Components - 0.9%
Adient PLC (a)	483,139	16,276,953
American Axle & Manufacturing Holdings, Inc. (a)	554,974	3,746,075
Autoliv, Inc.	393,893	32,102,280
Cooper-Standard Holding, Inc. (a)(b)	89,148	969,039
Dana, Inc.	638,728	8,220,429
Dorman Products, Inc. (a)	144,312	11,840,800
Fox Factory Holding Corp. (a)	214,010	19,029,769
Garrett Motion, Inc. (a)(b)	290,341	2,404,023
Gentex Corp.	1,191,530	31,289,578
Gentherm, Inc. (a)	168,344	9,252,186
Holley, Inc. (a)(b)	274,144	811,466
LCI Industries	129,419	13,982,429
Lear Corp.	300,231	36,826,334
Luminar Technologies, Inc. (a)(b)	1,183,148	8,057,238
Mobileye Global, Inc. (b)	238,816	10,644,029
Modine Manufacturing Co. (a)	267,520	7,300,621
Motorcar Parts of America, Inc. (a)	98,267	541,451
Patrick Industries, Inc.	109,116	7,150,371
QuantumScape Corp. Class A (a)(b)	1,408,335	9,140,094
Solid Power, Inc. (a)(b)	565,650	1,238,774
Standard Motor Products, Inc.	98,241	3,469,872
Stoneridge, Inc. (a)	136,715	2,236,657
Strattec Security Corp. (a)	19,038	352,774
Superior Industries International, Inc. (a)	100,848	353,976
Sypris Solutions, Inc. (a)	62,603	118,946
The Goodyear Tire & Rubber Co. (a)	1,440,967	19,784,477
Unique Fabricating, Inc. (a)(b)	27,077	6,482
Visteon Corp. (a)	142,970	19,097,933
Worksport Ltd. (a)(b)	65,811	184,271
XPEL, Inc. (a)	100,440	6,917,303
		283,346,630
Automobiles - 0.4%
Arcimoto, Inc. (a)(b)	7,870	12,435
AYRO, Inc. (a)(b)	116,931	65,481
Canoo, Inc. (a)(b)	1,625,007	903,504
Envirotech Vehicles, Inc. (a)	64,031	134,465
Faraday Future Intelligent Electric, Inc. (a)(b)	2,662,670	656,614
Fisker, Inc. (a)(b)	816,650	5,128,562
Harley-Davidson, Inc.	678,616	21,111,744
Lordstown Motors Corp. Class A (a)(b)	57,884	196,806
Lucid Group, Inc. Class A (a)(b)	3,250,990	25,227,682
Mullen Automotive, Inc. (a)(b)	336,327	244,173
Rivian Automotive, Inc. (a)(b)	2,801,217	41,261,926
Thor Industries, Inc. (b)	273,198	21,383,207
Volcon, Inc. (a)	72,157	49,803
Winnebago Industries, Inc.	155,293	8,640,503
Workhorse Group, Inc. (a)(b)	885,356	744,319
		125,761,224
Broadline Retail - 0.2%
1stDibs.com, Inc. (a)(b)	93,207	353,255
Big Lots, Inc.	151,879	762,433
ContextLogic, Inc. (a)(b)	96,495	676,430
Dillard's, Inc. Class A (b)	17,230	4,743,591
Groupon, Inc. (a)(b)	106,501	575,105
iMedia Brands, Inc. (a)(b)	71,690	13,621
Kohl's Corp.	557,727	10,217,559
Macy's, Inc.	1,377,796	18,724,248
Nordstrom, Inc. (b)	566,275	8,664,008
Ollie's Bargain Outlet Holdings, Inc. (a)	295,179	16,270,266
Qurate Retail, Inc. (a)	10,124	53,556
Qurate Retail, Inc. Series A (a)	1,709,790	1,419,297
		62,473,369
Distributors - 0.0%
Amcon Distributing Co.	986	216,427
Educational Development Corp. (a)	32,621	39,798
Funko, Inc. (a)(b)	178,046	2,172,161
Kaival Brands Innovations Group, Inc. (a)(b)	68,400	38,311
Weyco Group, Inc.	34,210	928,459
		3,395,156
Diversified Consumer Services - 0.8%
2U, Inc. (a)	418,808	1,675,232
ADT, Inc.	1,095,094	6,231,085
Adtalem Global Education, Inc. (a)	231,378	9,602,187
American Public Education, Inc. (a)	95,400	477,954
Amesite, Inc. (a)(b)	6,684	29,744
Bright Horizons Family Solutions, Inc. (a)	292,883	25,070,785
Carriage Services, Inc.	67,511	1,766,088
Chegg, Inc. (a)	641,219	5,758,147
Coursera, Inc. (a)	444,090	5,622,179
Duolingo, Inc. (a)	128,569	19,230,065
European Wax Center, Inc. (b)	151,437	2,624,403
Frontdoor, Inc. (a)	413,543	12,749,531
Graham Holdings Co.	19,503	11,014,319
Grand Canyon Education, Inc. (a)	154,473	16,182,591
H&R Block, Inc.	772,222	23,050,827
Laureate Education, Inc. Class A	681,901	8,251,002
Lincoln Educational Services Corp. (a)	176,335	1,126,781
Mister Car Wash, Inc. (a)(b)	410,436	3,386,097
Nerdy, Inc. Class A (a)	312,744	810,007
OneSpaWorld Holdings Ltd. (a)	311,146	3,245,253
Perdoceo Education Corp. (a)	341,452	4,025,719
Regis Corp. (a)(b)	205,287	197,076
Rover Group, Inc. Class A (a)	506,365	2,354,597
Service Corp. International	781,691	49,723,365
Strategic Education, Inc.	113,509	8,956,995
Stride, Inc. (a)	210,892	8,522,146
The Beachbody Co., Inc. (a)(b)	645,609	313,637
Udemy, Inc. (a)	333,404	3,334,040
Universal Technical Institute, Inc. (a)	168,627	1,084,272
Wag! Group Co. (a)(b)	42,497	98,168
WW International, Inc. (a)	271,387	1,780,299
Xwell, Inc. (a)(b)	534,756	124,117
		238,418,708
Hotels, Restaurants & Leisure - 3.5%
Accel Entertainment, Inc. (a)	278,841	2,601,587
Airbnb, Inc. Class A (a)	2,025,846	222,377,115
Allied Esports Entertainment, Inc. (a)(b)	89,641	92,330
ARAMARK Holdings Corp.	1,321,564	52,175,347
Ark Restaurants Corp.	10,137	183,125
Bally's Corp. (a)	141,703	1,925,744
Biglari Holdings, Inc.:
Class A (a)(b)	342	349,182
Class B (a)	3,070	632,512
BJ's Restaurants, Inc. (a)	117,635	3,503,170
Bloomin' Brands, Inc. (b)	445,789	10,649,899
Bluegreen Vacations Holding Corp. Class A	45,094	1,288,787
Bowlero Corp. Class A (a)	172,822	1,980,540
Boyd Gaming Corp.	402,635	25,659,929
Brinker International, Inc. (a)	223,675	8,182,032
BurgerFi International, Inc. (a)(b)	59,236	75,230
Canterbury Park Holding Co.	13,280	304,378
Carrols Restaurant Group, Inc. (a)	172,574	949,157
Century Casinos, Inc. (a)	135,228	918,198
Choice Hotels International, Inc. (b)	141,097	16,013,099
Churchill Downs, Inc.	333,991	45,362,658
Chuy's Holdings, Inc. (a)	93,602	3,448,298
Cracker Barrel Old Country Store, Inc.	113,124	11,088,414
Dave & Buster's Entertainment, Inc. (a)	213,269	6,856,598
Denny's Corp. (a)	289,653	3,206,459
Dine Brands Global, Inc.	79,093	4,732,134
Doordash, Inc. (a)	1,339,394	87,449,034
Draftkings Holdings, Inc. (a)	2,287,566	53,391,790
Dutch Bros, Inc. (a)(b)	153,555	4,354,820
Ebet, Inc. (a)	55,314	12,783
El Pollo Loco Holdings, Inc.	103,787	948,613
Elys Game Technology Corp. (a)(b)	150,533	73,159
Esports Entertainment Group, Inc. (a)(b)	1,108	2,105
Everi Holdings, Inc. (a)	459,996	6,393,944
F45 Training Holdings, Inc. (a)(b)	177,013	180,553
FAT Brands, Inc.:
Class A (b)	11,637	69,357
Class B	16,352	88,628
Fiesta Restaurant Group, Inc. (a)	113,756	817,906
First Watch Restaurant Group, Inc. (a)	60,286	1,064,048
Flanigans Enterprises, Inc.	5,177	159,141
Full House Resorts, Inc. (a)	165,608	1,175,817
GAN Ltd. (a)(b)	222,398	277,998
Global Business Travel Group, Inc. (a)	110,846	794,766
Golden Entertainment, Inc. (a)	113,403	4,778,802
Good Times Restaurants, Inc. (a)	48,498	140,159
Hall of Fame Resort & Entertainment Co. (a)(b)	17,265	114,122
Hilton Grand Vacations, Inc. (a)	405,322	17,327,516
Hyatt Hotels Corp. Class A (b)	244,532	26,282,299
Inspirato, Inc. (a)(b)	69,920	66,144
Inspired Entertainment, Inc. (a)	125,550	1,723,802
Jack in the Box, Inc.	104,605	9,054,609
Krispy Kreme, Inc. (b)	350,903	5,242,491
Kura Sushi U.S.A., Inc. Class A (a)(b)	19,466	1,586,284
Life Time Group Holdings, Inc. (a)(b)	288,808	5,490,240
Light & Wonder, Inc. Class A (a)	477,281	27,820,709
Lindblad Expeditions Holdings (a)	169,424	1,606,140
Marriott Vacations Worldwide Corp.	195,079	24,037,634
Monarch Casino & Resort, Inc.	68,489	4,444,251
Muscle Maker, Inc. (a)(b)	146,393	159,568
Nathan's Famous, Inc.	13,125	935,550
Noodles & Co. (a)	192,628	645,304
Papa John's International, Inc.	162,230	11,373,945
Penn Entertainment, Inc. (a)	788,892	19,753,856
Planet Fitness, Inc. (a)	424,127	27,118,680
Playa Hotels & Resorts NV (a)	671,867	5,972,898
PlayAGS, Inc. (a)	157,951	843,458
Portillo's, Inc. (a)(b)	220,188	4,419,173
Potbelly Corp. (a)	125,065	973,006
Rave Restaurant Group, Inc. (a)	96,094	164,321
RCI Hospitality Holdings, Inc.	44,946	3,246,450
Red Robin Gourmet Burgers, Inc. (a)(b)	83,197	1,054,106
Red Rock Resorts, Inc.	248,333	11,321,501
Rush Street Interactive, Inc. (a)	282,770	848,310
Ruth's Hospitality Group, Inc.	158,304	3,392,455
Sabre Corp. (a)(b)	1,687,607	5,231,582
SeaWorld Entertainment, Inc. (a)	201,729	11,248,409
Shake Shack, Inc. Class A (a)	190,580	12,610,679
Six Flags Entertainment Corp. (a)	376,389	9,616,739
Soho House & Co., Inc. Class A (a)(b)	202,508	1,219,098
Sonder Holdings, Inc. (a)(b)	726,883	515,942
Sweetgreen, Inc. Class A (a)(b)	384,027	3,659,777
Target Hospitality Corp. (a)	123,372	1,743,246
Texas Roadhouse, Inc. Class A	339,602	36,643,056
The Cheesecake Factory, Inc. (b)	244,340	7,655,172
The ONE Group Hospitality, Inc. (a)(b)	127,143	897,630
Travel+Leisure Co.	414,295	15,109,339
Vacasa, Inc. Class A (a)(b)	462,197	354,598
Vail Resorts, Inc.	205,376	49,947,443
Wendy's Co.	862,904	18,992,517
Wingstop, Inc.	151,832	30,269,228
Wyndham Hotels & Resorts, Inc.	449,930	30,707,723
Xponential Fitness, Inc. (a)	116,316	3,081,211
		1,043,251,556
Household Durables - 1.2%
Aterian, Inc. (a)(b)	400,483	233,922
Bassett Furniture Industries, Inc.	46,151	623,500
Beazer Homes U.S.A., Inc. (a)	149,161	3,023,493
Cavco Industries, Inc. (a)	41,165	10,249,262
Century Communities, Inc.	144,865	9,217,760
Cricut, Inc. (b)	197,829	1,865,527
Dixie Group, Inc. (a)	65,285	62,145
Dream Finders Homes, Inc. (a)(b)	110,646	2,051,377
Emerson Radio Corp. (a)	23,511	13,871
Ethan Allen Interiors, Inc.	119,469	2,990,309
Flexsteel Industries, Inc.	26,444	483,925
GoPro, Inc. Class A (a)	649,440	2,727,648
Green Brick Partners, Inc. (a)	137,631	6,588,396
Hamilton Beach Brands Holding Co. Class A	28,149	262,067
Harbor Custom Development, Inc. (a)(b)	3,216	12,382
Helen of Troy Ltd. (a)	122,531	11,797,285
Hooker Furnishings Corp.	58,649	870,938
Hovnanian Enterprises, Inc. Class A (a)	23,858	2,003,118
Installed Building Products, Inc.	117,990	12,334,675
iRobot Corp. (a)(b)	140,442	4,978,669
KB Home	414,083	17,942,216
Koss Corp. (a)(b)	32,765	126,145
La-Z-Boy, Inc.	219,845	5,874,258
Landsea Homes Corp. (a)	48,265	347,508
Legacy Housing Corp. (a)	43,798	833,914
Leggett & Platt, Inc.	674,584	20,561,320
LGI Homes, Inc. (a)	104,549	11,894,540
Lifetime Brands, Inc. (b)	59,674	292,403
Live Ventures, Inc. (a)	7,945	188,535
Lovesac (a)(b)	77,829	1,640,635
M.D.C. Holdings, Inc.	296,165	11,929,526
M/I Homes, Inc. (a)	138,708	9,802,494
Meritage Homes Corp.	185,149	21,353,234
Nova LifeStyle, Inc. (a)(b)	3,714	9,656
Purple Innovation, Inc.	338,786	1,172,200
Skyline Champion Corp. (a)	269,631	15,673,650
Snap One Holdings Corp. (a)	84,290	744,281
Sonos, Inc. (a)(b)	652,524	9,481,174
Taylor Morrison Home Corp. (a)	549,211	23,303,023
Tempur Sealy International, Inc.	865,305	30,839,470
Toll Brothers, Inc.	521,339	35,294,650
TopBuild Corp. (a)	162,198	32,708,849
Traeger, Inc. (a)(b)	299,253	1,104,244
TRI Pointe Homes, Inc. (a)	512,273	14,963,494
Tupperware Brands Corp. (a)(b)	201,615	179,458
Universal Electronics, Inc. (a)	62,479	504,206
Vizio Holding Corp. (a)	290,585	1,897,520
VOXX International Corp. (a)(b)	67,868	656,962
Vuzix Corp. (a)(b)	328,420	1,648,668
ZAGG, Inc. rights (a)(c)	138,785	1
		345,358,503
Leisure Products - 0.6%
Acushnet Holdings Corp.	163,497	7,318,126
American Outdoor Brands, Inc. (a)(b)	66,587	483,422
AMMO, Inc. (a)(b)	489,479	861,483
Brunswick Corp.	369,934	27,930,017
Clarus Corp. (b)	155,340	1,284,662
Escalade, Inc.	49,230	572,053
JAKKS Pacific, Inc. (a)	36,452	752,734
Johnson Outdoors, Inc. Class A	28,462	1,615,503
Latham Group, Inc. (a)	221,598	797,753
Malibu Boats, Inc. Class A (a)	104,536	5,482,913
Marine Products Corp.	45,956	702,208
MasterCraft Boat Holdings, Inc. (a)	90,902	2,408,903
Mattel, Inc. (a)	1,806,788	31,456,179
Nautilus, Inc. (a)	172,047	218,500
Peloton Interactive, Inc. Class A (a)	1,667,564	12,139,866
Polaris, Inc. (b)	277,584	29,898,573
Smith & Wesson Brands, Inc.	240,576	2,821,956
Solo Brands, Inc. Class A (a)	116,172	478,629
Sturm, Ruger & Co., Inc.	90,375	4,659,735
Topgolf Callaway Brands Corp. (a)(b)	708,390	12,092,217
Vista Outdoor, Inc. (a)	290,166	7,727,121
YETI Holdings, Inc. (a)	439,164	16,060,227
		167,762,780
Specialty Retail - 2.4%
1-800-FLOWERS.com, Inc. Class A (a)	152,762	1,240,427
a.k.a. Brands Holding Corp. (a)(b)	76,768	30,922
Abercrombie & Fitch Co. Class A (a)	248,184	7,701,150
Academy Sports & Outdoors, Inc.	397,527	19,462,922
America's Car Mart, Inc. (a)	29,443	2,400,488
American Eagle Outfitters, Inc.	887,063	9,021,431
Arhaus, Inc. (a)(b)	109,410	773,529
Arko Corp.	380,534	2,758,872
Asbury Automotive Group, Inc. (a)	108,122	22,609,391
AutoNation, Inc. (a)	173,917	22,769,214
BARK, Inc. (a)(b)	503,548	523,690
Barnes & Noble Education, Inc. (a)	199,207	276,898
Big 5 Sporting Goods Corp. (b)	123,348	932,511
Boot Barn Holdings, Inc. (a)	152,283	10,297,376
Brilliant Earth Group, Inc. Class A (a)	46,902	157,122
Build-A-Bear Workshop, Inc.	66,286	1,205,079
Burlington Stores, Inc. (a)	331,249	49,839,725
Caleres, Inc.	185,604	3,203,525
Camping World Holdings, Inc.	207,169	5,583,205
CarParts.com, Inc. (a)	258,901	1,079,617
Carvana Co. Class A (a)(b)	504,219	6,514,509
Chewy, Inc. (a)(b)	473,400	13,960,566
Chico's FAS, Inc. (a)	637,433	2,893,946
Citi Trends, Inc. (a)	43,933	642,300
Conn's, Inc. (a)(b)	73,187	297,139
Designer Brands, Inc. Class A	268,876	1,685,853
Destination XL Group, Inc. (a)	281,564	1,171,306
Dick's Sporting Goods, Inc.	304,050	38,769,416
Digital Brands Group, Inc. (a)	131	96
Duluth Holdings, Inc. (a)(b)	68,902	372,071
Envela Corp. (a)(b)	41,532	298,615
EVgo, Inc. Class A (a)(b)	357,957	1,417,510
Express, Inc. (a)(b)	346,868	197,854
Five Below, Inc. (a)	282,467	48,731,207
Floor & Decor Holdings, Inc. Class A (a)(b)	540,060	49,312,879
Foot Locker, Inc. (b)	404,827	10,250,220
Franchise Group, Inc. (b)	136,623	3,975,729
GameStop Corp. Class A (b)	1,290,510	31,036,766
Gap, Inc. (b)	1,069,740	8,579,315
Genesco, Inc. (a)	64,170	1,156,985
Group 1 Automotive, Inc.	74,372	16,622,886
Grove Collaborative Holdings, Inc. Class A (a)(b)	323,967	136,066
GrowGeneration Corp. (a)(b)	319,376	1,181,691
Guess?, Inc.	162,843	3,128,214
Haverty Furniture Companies, Inc.	70,333	1,856,088
Hibbett, Inc.	62,150	2,238,643
J.Jill, Inc. (a)(b)	22,174	487,606
JOANN, Inc. (b)	61,528	95,984
Kidpik Corp. (a)(b)	17,079	9,276
Kirkland's, Inc. (a)(b)	66,706	191,446
Lands' End, Inc. (a)(b)	64,935	407,142
Lazydays Holdings, Inc. (a)(b)	46,953	563,436
Leslie's, Inc. (a)(b)	756,554	7,172,132
Lithia Motors, Inc. Class A (sub. vtg.)	139,093	32,447,615
LL Flooring Holdings, Inc. (a)	144,444	649,998
Lulu's Fashion Lounge Holdings, Inc. (a)(b)	43,644	106,055
MarineMax, Inc. (a)	115,150	3,266,806
Monro, Inc.	162,806	6,735,284
Murphy U.S.A., Inc.	101,938	28,177,702
National Vision Holdings, Inc. (a)	404,010	10,201,253
OneWater Marine, Inc. Class A (a)(b)	58,411	1,623,242
Overstock.com, Inc. (a)(b)	238,377	4,464,801
PARTS iD, Inc. (a)(b)	15,012	5,520
Penske Automotive Group, Inc. (b)	121,231	16,756,549
Petco Health & Wellness Co., Inc. (a)(b)	410,135	3,133,431
PetMed Express, Inc.	112,233	1,664,415
Polished.Com, Inc. (a)(b)	563,338	257,051
Rent the Runway, Inc. Class A (a)(b)	231,715	465,747
Revolve Group, Inc. (a)(b)	204,676	3,115,169
RH (a)	94,985	23,269,425
RumbleON, Inc. Class B (a)(b)	56,213	613,846
Sally Beauty Holdings, Inc. (a)	551,785	6,213,099
Shift Technologies, Inc. Class A (a)(b)	61,708	96,264
Shoe Carnival, Inc. (b)	87,885	1,719,909
Signet Jewelers Ltd.	231,637	14,706,633
Sleep Number Corp. (a)(b)	113,149	2,052,523
Sonic Automotive, Inc. Class A (sub. vtg.)	84,645	3,507,689
Sportsman's Warehouse Holdings, Inc. (a)	206,677	936,247
Stitch Fix, Inc. (a)(b)	417,539	1,498,965
The Aaron's Co., Inc.	153,282	1,876,172
The Buckle, Inc.	152,413	4,680,603
The Cato Corp. Class A (sub. vtg.)	85,230	686,954
The Children's Place, Inc. (a)(b)	65,293	981,354
The Container Store Group, Inc. (a)	180,432	443,863
The ODP Corp. (a)	195,882	7,847,033
The RealReal, Inc. (a)(b)	458,076	584,047
thredUP, Inc. (a)(b)	387,466	802,055
Tile Shop Holdings, Inc. (a)(b)	172,090	905,193
Tilly's, Inc. (a)(b)	112,199	875,152
Torrid Holdings, Inc. (a)(b)	61,693	140,660
Upbound Group, Inc.	252,417	7,549,792
Urban Outfitters, Inc. (a)(b)	307,544	9,478,506
Valvoline, Inc.	874,512	33,668,712
Victoria's Secret & Co. (a)	413,910	8,452,042
Vroom, Inc. (a)(b)	647,014	516,511
Warby Parker, Inc. (a)	325,703	3,585,990
Wayfair LLC Class A (a)(b)	391,630	15,790,522
Williams-Sonoma, Inc. (b)	339,002	38,480,117
Winmark Corp.	13,925	4,539,411
Zumiez, Inc. (a)(b)	91,030	1,462,852
		728,254,765
Textiles, Apparel & Luxury Goods - 1.6%
Allbirds, Inc. Class A (a)(b)	516,886	609,925
Capri Holdings Ltd. (a)	637,462	22,374,916
Carter's, Inc.	192,461	11,965,300
Charles & Colvard Ltd. (a)	134,590	125,922
Columbia Sportswear Co.	181,678	13,413,287
Crocs, Inc. (a)	314,533	35,315,765
Crown Crafts, Inc.	21,323	109,813
Culp, Inc. (a)	46,948	201,407
Deckers Outdoor Corp. (a)	134,095	63,695,125
Delta Apparel, Inc. (a)	30,167	292,318
Forward Industries, Inc. (NY Shares) (a)(b)	23,278	23,976
Fossil Group, Inc. (a)	248,304	504,057
G-III Apparel Group Ltd. (a)	219,077	3,522,758
Hanesbrands, Inc. (b)	1,778,365	7,309,080
Jerash Holdings U.S., Inc.	22,247	93,215
Kontoor Brands, Inc.	250,653	9,815,571
Lakeland Industries, Inc.	41,734	456,987
Levi Strauss & Co. Class A (b)	492,140	6,511,012
lululemon athletica, Inc. (a)	590,291	195,935,292
Movado Group, Inc.	84,547	2,151,721
Oxford Industries, Inc.	75,677	7,563,159
PLBY Group, Inc. (a)(b)	202,934	306,430
PVH Corp.	321,777	27,679,258
Rocky Brands, Inc.	35,036	669,538
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	682,091	35,039,015
Steven Madden Ltd.	374,013	11,672,946
Superior Group of Companies, Inc.	50,486	439,228
Toughbuilt Industries, Inc. (a)(b)	61,823	49,866
Under Armour, Inc.:
Class A (sub. vtg.) (a)	1,012,587	7,300,752
Class C (non-vtg.) (a)	903,761	5,946,747
Unifi, Inc. (a)	67,210	484,584
Vera Bradley, Inc. (a)	129,795	616,526
Vince Holding Corp. (a)	16,299	86,385
Wolverine World Wide, Inc.	401,093	5,366,624
		477,648,505
TOTAL CONSUMER DISCRETIONARY		3,475,671,196
CONSUMER STAPLES - 2.8%
Beverages - 0.3%
Alkaline Water Co., Inc. (a)(b)	43,872	78,092
Boston Beer Co., Inc. Class A (a)	47,724	16,106,850
Celsius Holdings, Inc. (a)(b)	205,574	25,805,704
Coca-Cola Bottling Co. Consolidated	23,421	15,498,613
Duckhorn Portfolio, Inc. (a)	218,657	2,849,101
Eastside Distilling, Inc. (a)(b)	3,187	11,473
MGP Ingredients, Inc.	77,960	7,410,878
National Beverage Corp. (a)(b)	120,271	5,943,793
Splash Beverage Group, Inc. (a)	129,091	130,382
The Vita Coco Co., Inc. (a)(b)	122,648	3,272,249
Vintage Wine Estates, Inc. (a)(b)	175,577	198,402
Willamette Valley Vineyards, Inc. (a)	13,291	78,550
Zevia PBC (a)	201,027	729,728
		78,113,815
Consumer Staples Distribution & Retail - 0.9%
Albertsons Companies, Inc.	807,775	16,446,299
Andersons, Inc.	159,500	6,222,095
BJ's Wholesale Club Holdings, Inc. (a)	684,264	42,869,140
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)	89,331	44
warrants 11/4/28 (a)	89,331	14
warrants 11/4/28 (a)	89,331	6
Class A (a)(b)	153,744	86,988
Casey's General Stores, Inc.	189,817	42,832,206
Chefs' Warehouse Holdings (a)	171,202	5,326,094
Grocery Outlet Holding Corp. (a)	452,003	12,981,526
HF Foods Group, Inc. (a)	172,059	619,412
Ingles Markets, Inc. Class A	74,074	5,945,920
MedAvail Holdings, Inc. (a)	108,933	26,264
Natural Grocers by Vitamin Cottage, Inc.	48,083	531,317
Performance Food Group Co. (a)	793,138	43,852,600
PriceSmart, Inc.	129,787	9,406,962
Rite Aid Corp. (a)(b)	274,625	491,579
SpartanNash Co.	180,047	4,123,076
Sprouts Farmers Market LLC (a)	540,548	18,681,339
U.S. Foods Holding Corp. (a)	1,117,396	44,450,013
United Natural Foods, Inc. (a)	306,438	8,184,959
Village Super Market, Inc. Class A	27,500	570,763
Weis Markets, Inc.	84,442	5,027,677
		268,676,293
Food Products - 1.0%
Alico, Inc.	27,407	634,472
AppHarvest, Inc. (a)(b)	396,531	182,404
Arcadia Biosciences, Inc. (a)(b)	3,002	13,779
B&G Foods, Inc. Class A (b)	367,329	4,705,484
Barfresh Food Group, Inc. (a)(b)	23,899	29,157
Benson Hill, Inc. (a)(b)	639,100	760,529
Better Choice Co., Inc. (a)	93,001	26,970
Beyond Meat, Inc. (a)(b)	307,844	3,124,617
Blue Star Foods Corp. (a)	51,097	5,018
BRC, Inc. Class A (a)(b)	186,661	1,006,103
Bridgford Foods Corp. (a)	8,529	101,666
Cal-Maine Foods, Inc.	195,077	9,275,911
Calavo Growers, Inc.	93,698	3,029,256
Coffee Holding Co., Inc. (a)	28,272	41,560
Darling Ingredients, Inc. (a)	817,518	51,814,291
Farmer Brothers Co. (a)(b)	90,041	160,273
Flowers Foods, Inc.	978,664	24,447,027
Fresh Del Monte Produce, Inc.	156,425	4,123,363
Freshpet, Inc. (a)(b)	245,628	14,678,729
Hostess Brands, Inc. Class A (a)	684,323	17,025,956
Ingredion, Inc.	334,713	35,010,980
J&J Snack Foods Corp.	76,129	11,720,060
John B. Sanfilippo & Son, Inc.	46,351	5,387,377
Laird Superfood, Inc. (a)	19,258	12,518
Lancaster Colony Corp.	101,232	19,900,187
Lifecore Biomedical (a)(b)	119,407	977,943
Lifeway Foods, Inc. (a)(b)	26,018	156,108
Limoneira Co.	77,170	1,240,894
Local Bounti Corp. (a)(b)	206,439	90,833
MamaMancini's Holdings, Inc. (a)	57,455	143,638
Mission Produce, Inc. (a)	204,085	2,489,837
Nuzee, Inc. (a)	1,652	17,016
Pilgrim's Pride Corp. (a)	232,505	5,161,611
Post Holdings, Inc. (a)	272,680	23,166,893
RiceBran Technologies (a)(b)	18,749	15,562
Rocky Mountain Chocolate Factory, Inc. (a)	27,441	140,772
S&W Seed Co. (a)(b)	101,090	107,155
Seaboard Corp.	1,339	5,087,437
Seneca Foods Corp. Class A (a)	30,740	1,421,418
Sovos Brands, Inc. (a)	247,241	4,695,107
Stryve Foods, Inc. (a)(b)	40,235	29,879
Tattooed Chef, Inc. (a)(b)	234,818	128,258
The Hain Celestial Group, Inc. (a)	453,882	5,541,899
The Real Good Food Co., Inc. (a)	29,003	102,381
The Simply Good Foods Co. (a)	431,363	15,611,027
Tootsie Roll Industries, Inc.	96,240	3,760,097
TreeHouse Foods, Inc. (a)	259,884	12,305,507
Utz Brands, Inc. Class A (b)	338,514	5,568,555
Vital Farms, Inc. (a)	136,918	1,983,942
Westrock Coffee Holdings (a)(b)	63,903	705,170
Whole Earth Brands, Inc. Class A (a)(b)	171,852	496,652
		298,363,278
Household Products - 0.2%
Central Garden & Pet Co. (a)	8,619	312,870
Central Garden & Pet Co. Class A (non-vtg.) (a)	251,737	8,647,166
Energizer Holdings, Inc.	335,359	10,932,703
Oil-Dri Corp. of America	25,956	985,549
Reynolds Consumer Products, Inc.	278,147	7,632,354
Spectrum Brands Holdings, Inc.	206,981	14,946,098
WD-40 Co. (b)	66,730	12,655,345
		56,112,085
Personal Care Products - 0.4%
BellRing Brands, Inc. (a)	679,519	24,883,986
Coty, Inc. Class A (a)	1,863,680	20,202,291
Cyanotech Corp. (a)(b)	22,406	22,406
Edgewell Personal Care Co.	264,688	10,309,598
elf Beauty, Inc. (a)	256,828	26,715,249
Guardion Health Sciences, Inc. (a)(b)	1,938	11,647
Herbalife Ltd. (a)	494,402	5,853,720
Inter Parfums, Inc.	90,578	11,376,597
Jupiter Wellness, Inc. (a)(b)	51,735	18,904
LifeVantage Corp.	64,314	299,703
Mannatech, Inc.	4,301	53,849
MediFast, Inc.	55,379	4,358,327
Natural Alternatives International, Inc. (a)	21,539	161,973
Natural Health Trends Corp.	33,102	182,061
Nature's Sunshine Products, Inc. (a)	57,600	643,968
Nu Skin Enterprises, Inc. Class A	249,853	8,327,600
Olaplex Holdings, Inc. (a)	428,710	1,354,724
The Beauty Health Co. (a)(b)	479,596	3,855,952
The Honest Co., Inc. (a)	279,255	410,505
Thorne HealthTech, Inc. (a)	59,511	263,039
United-Guardian, Inc.	15,195	130,981
Upexi, Inc. (a)	37,585	116,514
USANA Health Sciences, Inc. (a)	56,113	3,404,376
Veru, Inc. (a)(b)	267,392	264,718
Zivo Bioscience, Inc. (a)	266,026	731,572
		123,954,260
Tobacco - 0.0%
22nd Century Group, Inc. (a)(b)	1,094,984	679,876
Turning Point Brands, Inc.	77,939	1,632,043
Universal Corp.	127,541	6,574,739
Vector Group Ltd.	643,345	7,533,570
		16,420,228
TOTAL CONSUMER STAPLES		841,639,959
ENERGY - 4.1%
Energy Equipment & Services - 1.0%
Archrock, Inc.	675,138	6,076,242
Bristow Group, Inc. (a)	121,155	2,962,240
Cactus, Inc.	328,591	10,376,904
Championx Corp.	1,014,804	25,633,949
Core Laboratories, Inc.	222,981	4,876,594
Diamond Offshore Drilling, Inc. (a)	514,482	5,633,578
DMC Global, Inc. (a)	95,066	1,541,971
Dril-Quip, Inc. (a)	172,899	3,864,293
Energy Services of America Corp.	46,075	84,778
ENGlobal Corp. (a)(b)	107,358	45,520
Enservco Corp. (a)	68,728	24,467
Expro Group Holdings NV (a)	350,122	5,808,524
Forum Energy Technologies, Inc. (a)	23,360	498,269
Geospace Technologies Corp. (a)	65,661	541,703
Gulf Island Fabrication, Inc. (a)	51,077	165,489
Helix Energy Solutions Group, Inc. (a)	717,954	4,508,751
Helmerich & Payne, Inc.	533,291	16,468,026
Independence Contract Drilling, Inc. (a)(b)	56,876	154,134
KLX Energy Services Holdings, Inc. (a)(b)	58,490	464,411
Liberty Oilfield Services, Inc. Class A	763,247	8,960,520
Mammoth Energy Services, Inc. (a)	97,303	344,453
MIND Technology, Inc. (a)	39,244	24,724
Nabors Industries Ltd. (a)	45,140	3,778,218
Natural Gas Services Group, Inc. (a)	51,658	521,746
NCS Multistage Holdings, Inc. (a)	4,092	68,541
Newpark Resources, Inc. (a)	431,620	1,493,405
Nextier Oilfield Solutions, Inc. (a)	817,050	6,160,557
Nine Energy Service, Inc. (a)(b)	63,340	190,020
Noble Corp. PLC (a)	498,258	18,804,257
NOV, Inc.	2,004,446	28,202,555
Oceaneering International, Inc. (a)	511,123	7,825,293
Oil States International, Inc. (a)	332,765	2,116,385
Patterson-UTI Energy, Inc.	1,113,491	10,845,402
Profire Energy, Inc. (a)	138,197	168,600
ProFrac Holding Corp. (b)	170,778	1,916,129
ProPetro Holding Corp. (a)	493,292	3,290,258
Ranger Energy Services, Inc. Class A (a)	63,654	708,469
RPC, Inc.	442,498	2,942,612
SEACOR Marine Holdings, Inc. (a)	110,922	890,704
Select Water Solutions, Inc. Class A	428,781	3,112,950
Smart Sand, Inc. (a)	121,009	179,093
Solaris Oilfield Infrastructure, Inc. Class A	172,083	1,261,368
Superior Drilling Products, Inc. (a)	59,138	60,321
TechnipFMC PLC (a)	2,266,483	29,781,587
TETRA Technologies, Inc. (a)	581,197	1,511,112
Tidewater, Inc. (a)	256,399	11,489,239
Transocean Ltd. (United States) (a)(b)	3,383,886	19,355,828
U.S. Silica Holdings, Inc. (a)	384,015	4,350,890
Valaris Ltd. (a)	306,722	17,707,061
Weatherford International PLC (a)	326,655	18,436,408
		296,228,548
Oil, Gas & Consumable Fuels - 3.1%
Adams Resources & Energy, Inc.	7,860	272,821
Aemetis, Inc. (a)(b)	155,743	742,894
American Resources Corp. (a)(b)	279,474	396,853
Amplify Energy Corp. (a)(b)	186,862	1,270,662
Antero Midstream GP LP	1,713,589	17,495,744
Antero Resources Corp. (a)	1,402,499	28,625,005
Arch Resources, Inc.	91,890	9,496,832
Barnwell Industries, Inc.	50,207	138,571
Battalion Oil Corp. (a)	14,440	88,806
Berry Corp.	351,455	2,214,167
Bitnile Metaverse, Inc. (a)	2,973	3,478
California Resources Corp.	374,450	14,056,853
Callon Petroleum Co. (a)	260,020	7,964,413
Camber Energy, Inc. (a)(b)	47,540	50,868
Centrus Energy Corp. Class A (a)	62,201	1,834,307
Cheniere Energy, Inc.	1,265,146	176,829,456
Chesapeake Energy Corp. (b)	544,825	40,998,081
Chord Energy Corp.	212,041	30,330,345
Civitas Resources, Inc.	258,161	17,245,155
Clean Energy Fuels Corp. (a)(b)	902,726	3,628,959
CNX Resources Corp. (a)(b)	862,802	13,330,291
Comstock Mining, Inc. (a)	308,580	189,376
Comstock Resources, Inc.	466,328	4,346,177
CONSOL Energy, Inc.	166,318	8,974,519
Crescent Energy, Inc. Class A	196,247	1,846,684
CVR Energy, Inc. (b)	151,273	3,541,301
Delek U.S. Holdings, Inc.	354,418	7,804,284
Denbury, Inc. (a)	251,874	22,711,479
Dorian LPG Ltd.	162,801	3,757,447
DT Midstream, Inc.	488,905	22,225,621
Earthstone Energy, Inc. (a)(b)	202,408	2,430,920
Empire Petroleum Corp. (a)(b)	51,606	488,193
Enviva, Inc.	154,693	1,358,205
Epsilon Energy Ltd.	83,317	409,086
Equitrans Midstream Corp.	2,219,440	18,931,823
Evolution Petroleum Corp.	158,480	1,242,483
Excelerate Energy, Inc.	91,854	1,704,810
Gevo, Inc. (a)(b)	1,139,470	1,469,916
Granite Ridge Resources, Inc.	98,563	561,809
Green Plains, Inc. (a)	301,716	8,749,764
Gulfport Energy Corp. (a)(b)	58,425	5,668,394
Hallador Energy Co. (a)	123,212	959,821
HF Sinclair Corp.	683,090	28,307,250
HighPeak Energy, Inc. (b)	69,556	858,321
Houston American Energy Corp. (a)(b)	40,093	89,808
International Seaways, Inc.	206,245	7,435,132
Kinetik Holdings, Inc.	115,902	3,770,292
Kosmos Energy Ltd. (a)	2,316,350	13,805,446
Lightbridge Corp. (a)	46,373	202,186
Magnolia Oil & Gas Corp. Class A	852,560	16,479,985
Matador Resources Co.	570,935	25,104,012
Mexco Energy Corp.	8,022	88,162
Murphy Oil Corp.	746,296	25,971,101
NACCO Industries, Inc. Class A	20,143	633,497
New Concept Energy, Inc. (a)	17,935	16,321
New Fortress Energy, Inc.	247,443	6,500,328
Nextdecade Corp. (a)(b)	310,571	1,723,669
Northern Oil & Gas, Inc. (b)	412,600	12,340,866
OPAL Fuels, Inc. (a)	15,124	96,642
Overseas Shipholding Group, Inc. (a)	333,163	1,212,713
Ovintiv, Inc.	1,249,296	41,314,219
Par Pacific Holdings, Inc. (a)	283,737	6,049,273
PBF Energy, Inc. Class A	579,651	21,336,953
PDC Energy, Inc.	470,357	32,275,897
Peabody Energy Corp.	591,402	10,739,860
Pedevco Corp. (a)	83,147	69,843
Permian Resource Corp. Class A	1,190,233	11,104,874
Phx Minerals, Inc. Class A (b)	148,995	424,636
PrimeEnergy Corp. (a)	2,532	231,678
Range Resources Corp.	1,231,678	33,711,027
Ranger Oil Corp.	99,279	3,648,503
Rex American Resources Corp. (a)	77,636	2,557,330
Riley Exploration Permian, Inc.	21,142	707,623
Ring Energy, Inc. (a)(b)	510,498	867,847
SandRidge Energy, Inc.	160,630	2,163,686
SilverBow Resources, Inc. (a)	71,183	1,699,850
Sitio Royalties Corp.	381,962	9,732,392
SM Energy Co.	627,549	16,498,263
Southwestern Energy Co. (a)	5,595,742	26,691,689
Stabilis Solutions, Inc. (a)	15,980	58,806
Talos Energy, Inc. (a)	330,432	4,067,618
Tellurian, Inc. (a)(b)	2,667,411	3,227,567
Texas Pacific Land Corp.	31,428	40,972,684
U.S. Energy Corp.	25,316	35,949
Uranium Energy Corp. (a)(b)	1,888,125	4,890,244
VAALCO Energy, Inc.	545,754	2,106,610
Vertex Energy, Inc. (a)(b)	311,464	2,015,172
Vital Energy, Inc. (a)(b)	84,744	3,516,029
Vitesse Energy, Inc.	110,654	2,555,001
W&T Offshore, Inc. (a)	483,778	1,872,221
World Fuel Services Corp.	312,862	7,155,154
		925,320,902
TOTAL ENERGY		1,221,549,450
FINANCIALS - 15.7%
Banks - 4.7%
1895 Bancorp of Wisconsin, Inc. (a)	19,941	132,807
1st Source Corp.	87,064	3,580,942
ACNB Corp.	44,715	1,316,857
Affinity Bancshares, Inc. (a)	5,196	62,040
Amalgamated Financial Corp.	93,327	1,327,110
Amerant Bancorp, Inc. Class A	133,019	2,347,785
American National Bankshares, Inc.	53,127	1,526,339
Ameris Bancorp	335,537	10,589,548
AmeriServ Financial, Inc.	95,994	269,743
Ames National Corp.	48,505	888,612
Arrow Financial Corp.	85,013	1,550,637
Associated Banc-Corp.	769,120	11,390,667
Atlantic Union Bankshares Corp.	377,933	9,659,967
Auburn National Bancorp., Inc.	5,233	115,126
Axos Financial, Inc. (a)	272,678	10,312,682
Banc of California, Inc.	286,415	3,061,776
BancFirst Corp.	88,891	7,517,512
Bancorp, Inc., Delaware (a)	284,270	8,772,572
Bank First National Corp.	35,833	2,727,608
Bank of Hawaii Corp. (b)	202,960	7,945,884
Bank of Marin Bancorp	72,664	1,174,977
Bank of South Carolina Corp.	10,843	148,115
Bank of the James Financial Group, Inc.	20,397	183,573
Bank OZK	558,711	19,320,226
Bank7 Corp.	17,889	407,869
BankFinancial Corp.	59,813	442,616
BankUnited, Inc.	383,742	7,260,399
Bankwell Financial Group, Inc.	29,772	680,290
Banner Corp.	174,993	7,571,947
Bar Harbor Bankshares	74,359	1,757,103
BayCom Corp.	66,751	1,082,034
BayFirst Financial Corp.	12,642	179,390
BCB Bancorp, Inc.	77,664	824,015
Berkshire Hills Bancorp, Inc.	225,556	4,612,620
Blue Foundry Bancorp (a)	124,392	1,156,846
Blue Ridge Bankshares, Inc.	67,334	585,132
Bogota Financial Corp. (a)	10,742	84,862
BOK Financial Corp.	146,769	11,935,255
Bridgewater Bancshares, Inc. (a)	102,783	884,962
Broadway Financial Corp. (a)	194,702	181,092
Brookline Bancorp, Inc., Delaware	453,713	3,729,521
Business First Bancshares, Inc.	123,983	1,806,432
Byline Bancorp, Inc.	116,204	2,059,135
C & F Financial Corp.	16,419	833,264
Cadence Bank	936,262	16,815,266
California Bancorp, Inc. (a)	32,030	464,435
Cambridge Bancorp	40,701	2,057,029
Camden National Corp.	74,860	2,209,119
Capital Bancorp, Inc.	44,831	761,679
Capital City Bank Group, Inc.	67,106	2,017,877
Capitol Federal Financial, Inc.	654,219	3,912,230
Capstar Financial Holdings, Inc.	93,520	1,126,916
Carter Bankshares, Inc. (a)	122,133	1,722,075
Carver Bancorp, Inc. (a)	22,253	78,108
Catalyst Bancorp, Inc. (a)	14,162	146,718
Cathay General Bancorp	371,506	10,862,835
CB Financial Services, Inc.	25,164	486,420
Central Pacific Financial Corp.	141,050	2,060,741
Central Valley Community Bancorp	49,112	708,686
Cf Bankshares, Inc.	11,345	177,095
Chemung Financial Corp.	16,701	591,215
ChoiceOne Financial Services, Inc.	33,732	703,312
Citizens & Northern Corp.	78,797	1,511,326
Citizens Community Bancorp, Inc.	27,225	231,685
Citizens Financial Services, Inc.	17,979	1,350,582
Citizens Holding Co.	17,516	218,074
City Holding Co.	75,537	6,510,534
Civista Bancshares, Inc.	69,437	1,040,166
CNB Financial Corp., Pennsylvania	101,965	1,693,639
Coastal Financial Corp. of Washington (a)	55,139	1,886,305
Codorus Valley Bancorp, Inc.	41,727	741,906
Colony Bankcorp, Inc.	78,943	734,170
Columbia Banking Systems, Inc.	1,065,219	21,336,337
Columbia Financial, Inc. (a)(b)	172,719	2,789,412
Commerce Bancshares, Inc.	577,696	27,700,523
Community Bank System, Inc.	275,548	13,623,093
Community Financial Corp.	24,889	651,345
Community Trust Bancorp, Inc.	77,769	2,620,815
Community West Bancshares	7,795	85,511
ConnectOne Bancorp, Inc.	180,289	2,448,325
CrossFirst Bankshares, Inc. (a)	216,047	2,082,693
Cullen/Frost Bankers, Inc.	327,668	32,832,334
Cullman Bancorp, Inc.	15,210	162,291
Customers Bancorp, Inc. (a)	154,209	3,549,891
CVB Financial Corp.	678,672	8,150,851
Dime Community Bancshares, Inc.	173,207	2,805,953
Eagle Bancorp Montana, Inc.	30,236	378,555
Eagle Bancorp, Inc.	160,768	3,204,106
East West Bancorp, Inc.	715,018	34,213,611
Eastern Bankshares, Inc.	817,341	8,868,150
ECB Bancorp, Inc. (a)	44,521	537,368
Enterprise Bancorp, Inc.	44,976	1,195,462
Enterprise Financial Services Corp.	190,110	7,722,268
Equity Bancshares, Inc.	72,294	1,615,048
Esquire Financial Holdings, Inc.	34,862	1,475,708
ESSA Bancorp, Inc.	41,902	615,121
Evans Bancorp, Inc.	27,958	663,443
Farmers & Merchants Bancorp, Inc.	58,844	1,170,407
Farmers National Banc Corp.	175,323	2,065,305
FB Financial Corp.	178,243	4,751,958
Fidelity D & D Bancorp, Inc.	23,882	902,620
Financial Institutions, Inc.	74,886	1,176,459
Finward Bancorp	15,363	335,221
FinWise BanCorp (a)	40,961	320,725
First Bancorp, North Carolina	206,914	6,228,111
First Bancorp, Puerto Rico	904,714	10,096,608
First Bancshares, Inc.	146,576	3,816,839
First Bank Hamilton New Jersey	75,614	775,800
First Busey Corp.	269,062	5,031,459
First Business Finance Services, Inc.	36,809	985,377
First Capital, Inc.	16,998	420,191
First Citizens Bancshares, Inc.	60,480	75,430,656
First Commonwealth Financial Corp.	522,074	6,604,236
First Community Bankshares, Inc.	74,912	1,997,154
First Community Corp. (b)	38,462	642,315
First Financial Bancorp, Ohio	488,650	9,264,804
First Financial Bankshares, Inc.	662,316	17,153,984
First Financial Corp., Indiana	55,174	1,789,845
First Financial Northwest, Inc.	36,653	372,028
First Foundation, Inc.	264,201	1,025,100
First Guaranty Bancshares, Inc. (b)	30,837	407,048
First Hawaiian, Inc.	644,841	10,633,428
First Horizon National Corp.	2,733,256	28,179,869
First Internet Bancorp	42,351	520,070
First Interstate Bancsystem, Inc.	462,599	10,200,308
First Merchants Corp.	302,123	7,991,153
First Mid-Illinois Bancshares, Inc.	99,474	2,386,381
First National Corp.	13,604	206,781
First Northwest Bancorp	48,793	547,457
First of Long Island Corp.	112,672	1,150,381
First Savings Financial Group, Inc.	28,543	359,642
First Seacoast Bancorp, Inc. (a)(b)	19,612	154,739
First U.S. Bancshares, Inc.	8,129	59,017
First United Corp.	30,764	400,547
First Western Financial, Inc. (a)	36,353	618,728
Five Star Bancorp	53,044	1,014,201
Flushing Financial Corp.	143,197	1,668,245
FNB Corp., Pennsylvania	1,835,252	20,169,419
FNCB Bancorp, Inc.	75,669	422,233
Franklin Financial Services Corp.	21,348	553,981
FS Bancorp, Inc.	43,165	1,225,886
Fulton Financial Corp.	850,633	9,493,064
FVCBankcorp, Inc. (a)	70,184	717,280
German American Bancorp, Inc.	140,987	3,891,241
Glacier Bancorp, Inc.	562,457	16,210,011
Glen Burnie Bancorp (b)	17,659	137,917
Great Southern Bancorp, Inc.	46,947	2,283,033
Greene County Bancorp, Inc.	35,485	949,224
Guaranty Bancshares, Inc. Texas	44,729	1,079,758
Hancock Whitney Corp.	438,590	16,021,693
Hanmi Financial Corp.	161,732	2,328,941
Hanover Bancorp, Inc.	6,933	122,575
HarborOne Bancorp, Inc.	220,027	1,804,221
Hawthorn Bancshares, Inc.	28,169	507,042
HBT Financial, Inc.	79,061	1,391,474
Heartland Financial U.S.A., Inc.	193,761	5,345,866
Heritage Commerce Corp.	322,222	2,345,776
Heritage Financial Corp., Washington	179,786	2,939,501
Hilltop Holdings, Inc.	232,553	6,864,965
Hingham Institution for Savings	7,607	1,466,782
HMN Financial, Inc.	18,350	332,686
Home Bancorp, Inc.	38,916	1,198,224
Home Bancshares, Inc.	965,790	20,735,511
Home Federal Bancorp, Inc.	1,307	17,854
HomeStreet, Inc. (b)	93,745	491,224
HomeTrust Bancshares, Inc.	72,356	1,417,454
Hope Bancorp, Inc.	611,397	4,903,404
Horizon Bancorp, Inc. Indiana	198,366	1,763,474
HV Bancorp, Inc. (a)(b)	8,055	238,509
IF Bancorp, Inc.	5,317	74,438
Independent Bank Corp.	236,474	10,437,962
Independent Bank Corp.	105,432	1,723,813
Independent Bank Group, Inc.	184,238	6,148,022
International Bancshares Corp.	270,400	11,551,488
Investar Holding Corp.	42,838	471,218
John Marshall Bankcorp, Inc.	57,645	1,174,805
Kearny Financial Corp.	356,690	2,436,193
Kentucky First Federal Bancorp	22,629	132,606
Lakeland Bancorp, Inc.	336,264	4,374,795
Lakeland Financial Corp.	130,162	6,538,037
Landmark Bancorp, Inc.	9,452	194,239
LCNB Corp.	54,133	735,667
LINKBANCORP, Inc.	46,292	226,831
Live Oak Bancshares, Inc.	168,209	3,640,043
Luther Burbank Corp.	63,792	548,611
Macatawa Bank Corp.	124,346	1,084,297
Magyar Bancorp, Inc.	11,763	119,042
Mainstreet Bancshares, Inc.	29,569	623,019
Malvern Bancorp, Inc. (a)	29,198	442,350
Mercantile Bank Corp.	74,106	1,928,979
Meridian Corp.	50,618	487,958
Metrocity Bankshares, Inc.	90,646	1,489,314
Metropolitan Bank Holding Corp. (a)	56,185	1,590,036
Mid Penn Bancorp, Inc.	64,372	1,427,771
Middlefield Banc Corp.	42,136	1,063,091
Midland States Bancorp, Inc.	113,195	2,189,191
MidWestOne Financial Group, Inc.	71,095	1,342,274
MVB Financial Corp.	55,520	986,035
National Bank Holdings Corp.	194,837	5,831,471
National Bankshares, Inc.	30,181	820,018
NBT Bancorp, Inc.	218,704	7,337,519
New York Community Bancorp, Inc.	3,659,957	37,624,358
Nicolet Bankshares, Inc.	68,837	4,272,713
Northeast Bank	35,018	1,255,045
Northeast Community Bancorp, Inc.	82,127	1,093,110
Northfield Bancorp, Inc.	222,817	2,279,418
Northrim Bancorp, Inc.	29,777	1,128,846
Northwest Bancshares, Inc.	647,684	6,807,159
Norwood Financial Corp.	40,122	967,743
NSTS Bancorp, Inc. (a)(b)	8,629	75,763
Oak Valley Bancorp Oakdale California	32,612	753,011
OceanFirst Financial Corp.	305,524	4,338,441
Oconee Federal Financial Corp. (b)	3,063	49,131
OFG Bancorp	243,237	5,900,930
Ohio Valley Banc Corp.	20,787	498,888
Old National Bancorp, Indiana	1,494,930	18,567,031
Old Point Financial Corp.	13,328	212,848
Old Second Bancorp, Inc.	202,239	2,394,510
OP Bancorp	63,338	496,570
OptimumBank Holdings, Inc. (a)	5,660	15,848
Orange County Bancorp, Inc.	19,424	623,510
Origin Bancorp, Inc.	152,197	4,330,005
Orrstown Financial Services, Inc.	53,298	964,694
Pacific Premier Bancorp, Inc.	494,741	9,315,973
PacWest Bancorp (b)	598,606	3,861,009
Park National Corp.	73,646	7,272,543
Parke Bancorp, Inc.	48,043	771,571
Partners Bancorp	53,019	287,363
Pathfinder Bancorp, Inc.	4,809	62,854
Pathward Financial, Inc.	140,841	6,188,554
Patriot National Bancorp, Inc. (a)	7,150	50,479
PB Bankshares, Inc. (a)(b)	13,016	161,919
PCB Bancorp	63,036	888,177
Peapack-Gladstone Financial Corp.	81,696	2,155,957
Penns Woods Bancorp, Inc.	34,562	830,525
Peoples Bancorp of North Carolina	23,149	398,626
Peoples Bancorp, Inc.	163,171	4,188,600
Peoples Financial Services Corp.	42,929	1,699,130
Pinnacle Financial Partners, Inc.	389,281	18,938,521
Pioneer Bancorp, Inc. (a)	48,372	413,097
Plumas Bancorp	25,425	837,245
Ponce Financial Group, Inc. (a)	132,330	1,003,061
Popular, Inc.	364,866	20,863,038
Preferred Bank, Los Angeles	67,147	3,096,820
Premier Financial Corp.	183,723	2,561,099
Primis Financial Corp.	102,119	752,617
Princeton Bancorp, Inc.	27,122	669,642
Prosperity Bancshares, Inc.	465,080	26,593,274
Provident Bancorp, Inc.	80,551	612,993
Provident Financial Holdings, Inc.	31,612	374,286
Provident Financial Services, Inc.	380,054	6,035,258
QCR Holdings, Inc.	85,136	3,270,925
RBB Bancorp	71,690	748,444
Red River Bancshares, Inc.	22,216	1,091,250
Renasant Corp.	288,090	7,524,911
Republic Bancorp, Inc., Kentucky Class A	45,063	1,898,955
Republic First Bancorp, Inc. (a)(b)	244,986	323,382
Richmond Mutual Bancorp., Inc.	61,410	690,248
Riverview Bancorp, Inc.	101,974	477,238
S&T Bancorp, Inc.	198,827	5,332,540
Salisbury Bancorp, Inc.	25,764	626,065
Sandy Spring Bancorp, Inc.	228,970	4,794,632
SB Financial Group, Inc.	32,947	412,496
Seacoast Banking Corp., Florida	429,516	8,882,391
ServisFirst Bancshares, Inc.	251,878	10,150,683
Shore Bancshares, Inc.	88,669	998,413
Sierra Bancorp	66,329	1,060,601
Simmons First National Corp. Class A	654,201	10,643,850
SmartFinancial, Inc.	76,735	1,619,109
Sound Financial Bancorp, Inc.	11,244	407,258
South Plains Financial, Inc.	64,843	1,436,921
Southern First Bancshares, Inc. (a)	36,243	832,502
Southern Missouri Bancorp, Inc.	53,834	1,999,933
Southern States Bancshares, Inc.	29,334	586,680
Southside Bancshares, Inc.	154,700	4,099,550
Southstate Corp.	385,842	24,122,842
Stellar Bancorp, Inc.	230,952	5,371,944
Sterling Bancorp, Inc. (a)	71,681	357,688
Stock Yards Bancorp, Inc.	150,958	6,325,140
Summit Financial Group, Inc.	52,406	998,858
Summit State Bank	5,567	82,503
Synovus Financial Corp.	742,685	20,119,337
TC Bancshares, Inc. (b)	8,612	116,348
Territorial Bancorp, Inc.	43,313	465,182
Texas Capital Bancshares, Inc. (a)	245,870	11,629,651
The First Bancorp, Inc.	44,300	1,049,910
Third Coast Bancshares, Inc. (a)	58,838	952,587
Timberland Bancorp, Inc./Washington	41,649	981,250
Tompkins Financial Corp.	66,375	3,471,413
TowneBank	347,998	8,087,474
Trico Bancshares	173,364	5,644,732
Triumph Bancorp, Inc. (a)	114,151	5,926,720
Trustco Bank Corp., New York	100,638	2,780,628
Trustmark Corp.	309,350	6,459,228
UMB Financial Corp.	220,313	12,478,528
Union Bankshares, Inc.	19,556	426,516
United Bancorp, Inc.	31,579	350,527
United Bankshares, Inc., West Virginia	683,832	20,118,337
United Community Bank, Inc.	589,650	13,331,987
United Security Bancshares, California	70,097	438,106
Unity Bancorp, Inc.	31,844	724,451
Univest Corp. of Pennsylvania	152,184	2,698,222
USCB Financial Holdings, Inc. (a)	55,774	553,278
Valley National Bancorp	2,143,921	15,822,137
Veritex Holdings, Inc.	277,267	4,788,401
Village Bank & Trust Financial Corp. (b)	8,452	337,150
Virginia National Bankshares C	20,513	582,979
Washington Federal, Inc.	334,088	8,689,629
Washington Trust Bancorp, Inc.	91,403	2,327,120
Webster Financial Corp.	887,791	31,560,970
WesBanco, Inc.	303,523	7,327,045
West Bancorp., Inc.	79,656	1,338,221
Westamerica Bancorp.	136,821	5,175,938
Western Alliance Bancorp. (b)	554,007	18,780,837
Western New England Bancorp, Inc.	116,510	659,447
William Penn Bancorp, Inc.	57,316	563,989
Wintrust Financial Corp.	307,610	19,554,768
WSFS Financial Corp.	316,295	10,576,905
		1,395,134,502
Capital Markets - 4.0%
Affiliated Managers Group, Inc.	190,852	26,545,605
Alti Global, Inc. Class A (a)(b)	106,194	461,944
Ares Management Corp.	794,180	69,165,136
Artisan Partners Asset Management, Inc.	345,245	11,047,840
Ashford, Inc. (a)	11,205	109,697
Assetmark Financial Holdings, Inc. (a)	113,716	3,193,145
Associated Capital Group, Inc.	15,372	568,149
Avantax, Inc. (a)	203,081	4,297,194
B. Riley Financial, Inc. (b)	81,265	2,940,168
Bakkt Holdings, Inc. Class A (a)(b)	383,044	543,922
BGC Partners, Inc. Class A	1,667,776	6,787,848
Blackstone, Inc.	3,613,378	309,449,692
Blue Owl Capital, Inc. Class A	1,809,858	18,551,045
Bridge Investment Group Holdings, Inc.	171,305	1,668,511
BrightSphere Investment Group, Inc.	163,660	3,517,053
Carlyle Group LP	1,108,523	30,384,615
Cohen & Co., Inc.	5,293	24,348
Cohen & Steers, Inc.	127,918	6,960,018
Coinbase Global, Inc. (a)(b)	809,157	50,329,565
Diamond Hill Investment Group, Inc.	15,566	2,471,414
Donnelley Financial Solutions, Inc. (a)	127,389	5,649,702
Evercore, Inc. Class A	181,494	19,592,277
Federated Hermes, Inc.	428,898	14,766,958
Focus Financial Partners, Inc. Class A (a)	291,081	15,162,409
Forge Global Holdings, Inc. Class A (a)(b)	515,716	742,631
GCM Grosvenor, Inc. Class A	219,884	1,517,200
Greenhill & Co., Inc.	69,420	1,005,202
Hamilton Lane, Inc. Class A	180,631	12,266,651
Hennessy Advisors, Inc.	19,886	144,969
Heritage Global, Inc. (a)	147,366	514,307
Houlihan Lokey	256,532	22,397,809
Interactive Brokers Group, Inc.	523,029	40,393,530
Janus Henderson Group PLC	674,638	17,729,487
Jefferies Financial Group, Inc.	917,645	27,593,585
KKR & Co. LP	2,931,459	150,940,824
Lazard Ltd. Class A	573,454	16,452,395
LPL Financial	403,600	78,613,208
MarketWise, Inc. Class A	86,955	196,518
Moelis & Co. Class A	325,045	12,309,454
Morningstar, Inc.	127,871	26,175,194
National Holdings Corp. warrants 1/18/22 (a)(c)	3,483	0
Open Lending Corp. (a)	536,446	5,439,562
Oppenheimer Holdings, Inc. Class A (non-vtg.)	36,458	1,429,518
P10, Inc.	203,241	2,160,452
Perella Weinberg Partners Class A	218,464	1,710,573
Piper Jaffray Companies	69,826	8,893,738
PJT Partners, Inc.	124,103	8,364,542
Robinhood Markets, Inc. (a)(b)	2,612,004	23,299,076
Safeguard Scientifics, Inc. (a)(b)	92,152	162,188
Sculptor Capital Management, Inc. Class A	99,959	864,645
SEI Investments Co.	516,870	29,244,505
Siebert Financial Corp. (a)(b)	56,346	131,850
Silvercrest Asset Management Group Class A	45,691	894,173
StepStone Group, Inc. Class A	254,524	5,474,811
Stifel Financial Corp.	534,767	29,717,002
StoneX Group, Inc. (a)	89,628	7,196,232
TPG, Inc. (b)	261,137	6,737,335
Tradeweb Markets, Inc. Class A	565,807	37,880,779
U.S. Global Investors, Inc. Class A	64,768	170,988
Value Line, Inc.	3,998	183,508
Victory Capital Holdings, Inc.	138,127	4,277,793
Virtu Financial, Inc. Class A	452,112	7,952,650
Virtus Investment Partners, Inc.	34,649	6,610,336
Westwood Holdings Group, Inc.	40,989	514,412
WisdomTree Investments, Inc.	573,718	3,901,282
		1,206,393,169
Consumer Finance - 0.7%
Ally Financial, Inc.	1,517,742	40,478,179
Atlanticus Holdings Corp. (a)(b)	23,914	836,033
Bread Financial Holdings, Inc.	254,659	7,176,291
Consumer Portfolio Services, Inc. (a)(b)	43,303	502,748
Credit Acceptance Corp. (a)(b)	30,692	13,678,811
CURO Group Holdings Corp. (b)	106,289	114,792
Encore Capital Group, Inc. (a)(b)	118,148	5,088,634
Enova International, Inc. (a)	157,701	7,336,251
EZCORP, Inc. (non-vtg.) Class A (a)(b)	271,304	2,262,675
FirstCash Holdings, Inc.	190,486	18,770,490
Green Dot Corp. Class A (a)	238,504	4,347,928
Katapult Holdings, Inc. (a)	391,315	192,214
LendingClub Corp. (a)	556,061	4,559,700
LendingTree, Inc. (a)	54,090	989,306
Medallion Financial Corp.	102,085	647,219
MoneyLion, Inc. (a)(b)	18,870	210,212
Navient Corp.	516,222	7,820,763
Nelnet, Inc. Class A	91,242	8,439,885
NerdWallet, Inc. (a)(b)	161,497	1,518,072
Nicholas Financial, Inc. (a)(b)	54,605	252,275
OneMain Holdings, Inc.	616,368	23,335,692
Oportun Financial Corp. (a)(b)	140,793	806,744
OppFi, Inc. Class A (a)(b)	42,291	86,274
PRA Group, Inc. (a)	198,079	3,704,077
PROG Holdings, Inc. (a)	253,129	8,259,599
Regional Management Corp.	46,043	1,204,024
SLM Corp.	1,228,940	18,753,624
SoFi Technologies, Inc. (a)(b)	4,167,377	28,921,596
Sunlight Financial Holdings, Inc. Class A (a)(b)	194,731	76,705
Upstart Holdings, Inc. (a)(b)	352,841	9,611,389
World Acceptance Corp. (a)(b)	17,856	1,985,409
		221,967,611
Financial Services - 2.6%
A-Mark Precious Metals, Inc.	92,934	3,147,675
Acacia Research Corp. (a)	211,275	874,679
Affirm Holdings, Inc. (a)(b)	1,088,667	16,177,592
Alerus Financial Corp.	82,092	1,368,474
Apollo Global Management, Inc.	2,210,358	147,762,432
AppTech Payments Corp. (a)(b)	57,953	103,156
AvidXchange Holdings, Inc. (a)	666,748	6,460,788
Block, Inc. Class A (a)	2,732,168	164,995,626
BM Technologies, Inc. (a)(b)	50,430	142,213
Cannae Holdings, Inc. (a)	377,575	7,419,349
Cantaloupe, Inc. (a)	297,708	1,830,904
Cass Information Systems, Inc.	61,690	2,382,468
Corebridge Financial, Inc.	395,813	6,578,412
Enact Holdings, Inc.	155,135	3,775,986
Equitable Holdings, Inc.	1,754,899	43,065,221
Essent Group Ltd.	548,223	24,215,010
Euronet Worldwide, Inc. (a)	239,517	26,682,194
EVERTEC, Inc.	331,218	11,420,397
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	50,547	6,763,694
Finance of America Companies, Inc. (a)	229,498	325,887
FlexShopper, Inc. (a)	75,225	82,748
Flywire Corp. (a)	316,537	9,508,771
Guild Holdings Co. Class A (a)	51,802	559,462
i3 Verticals, Inc. Class A (a)	124,073	2,835,068
Income Opportun Realty Investments, Inc. (a)	12,161	135,109
International Money Express, Inc. (a)	170,035	3,961,816
Jackson Financial, Inc.	300,499	8,323,822
LM Funding America, Inc. (a)	51,824	37,313
loanDepot, Inc. (a)(b)	280,289	512,929
Marqeta, Inc. Class A (a)	2,247,372	10,764,912
Merchants Bancorp	131,289	3,001,267
MGIC Investment Corp.	1,488,414	22,504,820
MoneyGram International, Inc. (a)	480,898	5,285,069
Mr. Cooper Group, Inc. (a)	354,094	16,380,388
NMI Holdings, Inc. (a)	425,041	10,689,781
Ocwen Financial Corp. (a)	34,673	910,166
Paymentus Holdings, Inc. (a)(b)	83,939	789,027
Payoneer Global, Inc. (a)	1,035,931	4,299,114
Paysign, Inc. (a)	152,753	366,607
PennyMac Financial Services, Inc.	147,159	8,982,585
Priority Technology Holdings, Inc. (a)	81,195	290,678
Radian Group, Inc.	797,077	20,357,347
Remitly Global, Inc. (a)	499,993	9,169,872
Repay Holdings Corp. (a)	400,645	2,536,083
Rocket Companies, Inc. (a)(b)	608,028	4,876,385
Ryvyl, Inc. (a)(b)	93,514	60,803
Security National Financial Corp. Class A	60,803	482,776
Shift4 Payments, Inc. (a)	268,768	16,857,129
SWK Holdings Corp. (a)(b)	18,975	321,626
TFS Financial Corp.	254,287	2,875,986
The OLB Group, Inc. (a)	49,819	31,665
The Western Union Co.	1,890,498	21,532,772
Toast, Inc. (a)	1,582,969	33,194,860
Usio, Inc. (a)	86,270	175,128
UWM Holdings Corp. Class A (b)	481,075	2,467,915
Velocity Financial, Inc. (a)	88,350	792,500
Voya Financial, Inc.	492,884	33,417,535
Walker & Dunlop, Inc.	157,456	11,524,205
Waterstone Financial, Inc.	113,546	1,535,142
WEX, Inc. (a)	222,066	36,829,646
		784,752,984
Insurance - 2.8%
AMBAC Financial Group, Inc. (a)	227,701	3,171,875
American Equity Investment Life Holding Co.	352,598	13,909,991
American Financial Group, Inc.	355,947	39,962,170
Amerisafe, Inc.	99,477	5,079,296
Argo Group International Holdings, Ltd.	178,009	5,217,444
Assured Guaranty Ltd.	294,377	15,234,010
Atlantic American Corp. (a)	38,230	80,283
Axis Capital Holdings Ltd.	393,207	20,407,443
Bright Health Group, Inc. (a)(b)	16,280	150,753
Brighthouse Financial, Inc. (a)	343,304	13,821,419
BRP Group, Inc. (a)	314,874	6,316,372
Citizens, Inc. Class A (a)(b)	242,970	510,237
CNA Financial Corp.	141,644	5,220,998
CNO Financial Group, Inc.	582,173	12,638,976
Conifer Holdings, Inc. (a)(b)	12,811	20,369
Crawford & Co.:
Class A	53,596	529,528
Class B	49,446	437,103
Donegal Group, Inc. Class A	78,440	1,127,967
eHealth, Inc. (a)	139,291	931,857
Employers Holdings, Inc.	140,634	5,085,325
Enstar Group Ltd. (a)	69,295	16,310,657
Erie Indemnity Co. Class A	127,207	27,235,019
F&G Annuities & Life, Inc.	96,376	1,993,056
FG Financial Group, Inc. (a)(b)	9,366	16,578
Fidelity National Financial, Inc.	1,385,698	47,307,730
First American Financial Corp.	527,231	28,960,799
Genworth Financial, Inc. Class A (a)	2,419,426	12,943,929
GoHealth, Inc. (a)(b)	26,672	508,368
Goosehead Insurance (a)(b)	107,492	5,931,409
Greenlight Capital Re, Ltd. (a)	143,474	1,378,785
Hagerty, Inc. Class A (a)(b)	165,558	1,442,010
Hallmark Financial Services, Inc. (a)	8,861	37,659
Hanover Insurance Group, Inc.	181,732	20,255,849
HCI Group, Inc. (b)	34,867	1,844,116
Heritage Insurance Holdings, Inc.	136,976	605,434
Hippo Holdings, Inc. (a)(b)	77,280	1,214,842
Horace Mann Educators Corp.	211,707	6,361,795
Investors Title Co.	7,264	962,843
James River Group Holdings Ltd.	193,719	3,707,782
Kemper Corp.	324,125	14,028,130
Kingstone Companies, Inc.	37,110	47,501
Kingsway Financial Services, Inc. (a)	95,243	789,564
Kinsale Capital Group, Inc.	110,557	33,496,560
Lemonade, Inc. (a)(b)	226,061	3,983,195
Maiden Holdings Ltd. (a)	362,267	739,025
Markel Group, Inc. (a)	68,248	89,727,693
Marpai, Inc. (a)(b)	25,919	18,602
MBIA, Inc. (a)	245,923	1,957,547
Mercury General Corp.	137,352	4,121,934
Midwest Holding, Inc. (a)(b)	10,921	278,813
National Western Life Group, Inc.	12,576	4,691,351
NI Holdings, Inc. (a)	37,863	518,723
Old Republic International Corp.	1,402,528	34,347,911
Oscar Health, Inc. (a)	570,439	4,187,022
Oxbridge Re Holdings Ltd. (a)	14,424	18,174
Palomar Holdings, Inc. (a)	131,445	7,184,784
Primerica, Inc.	187,769	34,177,713
ProAssurance Corp.	274,611	3,336,524
Reinsurance Group of America, Inc.	340,007	47,600,980
Reliance Global Group, Inc. (a)(b)	3,616	16,453
RenaissanceRe Holdings Ltd.	255,731	48,172,048
RLI Corp.	206,416	25,564,622
Root, Inc. (a)(b)	41,611	200,149
Ryan Specialty Group Holdings, Inc. (a)(b)	469,080	19,133,773
Safety Insurance Group, Inc.	77,846	5,668,746
Selective Insurance Group, Inc.	308,547	29,845,751
Selectquote, Inc. (a)	620,275	992,440
Siriuspoint Ltd. (a)	444,001	4,133,649
Skyward Specialty Insurance Group, Inc.	48,371	1,142,039
Stewart Information Services Corp.	137,586	6,169,356
Tiptree, Inc.	105,640	1,393,392
Trupanion, Inc. (a)(b)	179,643	4,036,578
United Fire Group, Inc.	113,512	2,438,238
United Insurance Holdings Corp. (a)(b)	113,995	599,614
Universal Insurance Holdings, Inc.	139,615	2,003,475
Unum Group	953,532	41,430,965
Vericity, Inc. (a)	17,771	119,954
White Mountains Insurance Group Ltd.	12,946	17,531,344
		824,716,408
Mortgage Real Estate Investment Trusts - 0.9%
Acres Commercial Realty Corp. (a)(b)	36,612	295,459
AG Mortgage Investment Trust, Inc. (b)	117,888	649,563
AGNC Investment Corp.	2,923,914	26,870,770
Angel Oak Mortgage (REIT), Inc. (b)	99,475	731,141
Annaly Capital Management, Inc.	2,373,390	44,809,603
Apollo Commercial Real Estate Finance, Inc.	663,536	6,695,078
Arbor Realty Trust, Inc. (b)	876,476	11,052,362
Ares Commercial Real Estate Corp.	288,718	2,653,318
Arlington Asset Investment Corp. (a)	134,649	548,021
Armour Residential REIT, Inc.	818,242	4,107,575
Blackstone Mortgage Trust, Inc. (b)	877,147	15,955,304
BrightSpire Capital, Inc.	696,136	4,121,125
Cherry Hill Mortgage Investment Corp. (b)	102,053	501,080
Chimera Investment Corp.	1,183,034	5,702,224
Claros Mortgage Trust, Inc. (b)	628,924	6,559,677
Dynex Capital, Inc.	273,385	3,072,847
Ellington Financial LLC	323,997	4,062,922
Ellington Residential Mortgage REIT	79,106	542,667
Franklin BSP Realty Trust, Inc.	424,578	5,727,557
Granite Point Mortgage Trust, Inc.	290,930	1,358,643
Great Ajax Corp.	119,294	656,117
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	518,778	12,206,846
Invesco Mortgage Capital, Inc. (b)	179,070	1,898,142
KKR Real Estate Finance Trust, Inc.	303,075	3,403,532
Ladder Capital Corp. Class A	574,390	5,473,937
Lument Finance Trust, Inc.	226,815	417,340
Manhattan Bridge Capital, Inc.	34,050	163,440
MFA Financial, Inc.	464,436	4,913,733
New York Mortgage Trust, Inc.	486,117	4,749,363
Nexpoint Real Estate Finance, Inc.	45,277	601,731
Orchid Island Capital, Inc.	181,448	1,809,037
PennyMac Mortgage Investment Trust	438,085	5,099,309
Ready Capital Corp.	862,619	8,721,078
Redwood Trust, Inc.	624,777	3,698,680
Rithm Capital Corp.	2,411,033	19,625,809
Sachem Capital Corp. (b)	199,123	617,281
Seven Hills Realty Trust	69,617	650,223
Starwood Property Trust, Inc. (b)	1,576,759	27,672,120
TPG RE Finance Trust, Inc.	307,351	1,945,532
Two Harbors Investment Corp.	491,509	6,114,372
Western Asset Mortgage Capital Corp.	29,155	246,651
		256,701,209
TOTAL FINANCIALS		4,689,665,883
HEALTH CARE - 13.5%
Biotechnology - 6.2%
180 Life Sciences Corp. (a)(b)	5,656	6,448
2seventy bio, Inc. (a)(b)	192,452	2,292,103
4D Molecular Therapeutics, Inc. (a)	146,611	2,691,778
89Bio, Inc. (a)(b)	252,251	4,598,536
Aadi Bioscience, Inc. (a)(b)	73,493	587,944
Abeona Therapeutics, Inc. (a)	120,900	373,581
Absci Corp. (a)(b)	224,779	427,080
ABVC BioPharma, Inc. (a)	87,784	59,702
ACADIA Pharmaceuticals, Inc. (a)	605,755	14,235,243
Aceragen, Inc. (a)(b)	12,983	20,253
Achieve Life Sciences, Inc. (a)	98,191	608,784
Acorda Therapeutics, Inc. (a)	134,003	80,402
Acrivon Therapeutics, Inc. (a)	42,141	496,421
Actinium Pharmaceuticals, Inc. (a)(b)	133,119	1,104,888
Acumen Pharmaceuticals, Inc. (a)	81,698	402,771
Acurx Pharmaceuticals, Inc. (a)	43,108	133,635
Adicet Bio, Inc. (a)	160,055	877,101
Aditxt, Inc. (a)(b)	1,573	959
ADMA Biologics, Inc. (a)	1,067,391	4,344,281
Adverum Biotechnologies, Inc. (a)(b)	432,113	531,499
Aeglea BioTherapeutics, Inc. (a)	318,998	41,438
Aerovate Therapeutics, Inc. (a)(b)	50,716	824,135
Aevi Genomic Medicine, Inc. rights (a)(c)	123,543	1
Agenus, Inc. (a)	1,412,573	2,203,614
AgeX Therapeutics, Inc. (a)(b)	59,696	29,848
Agios Pharmaceuticals, Inc. (a)	276,660	6,993,965
Aileron Therapeutics, Inc. (a)	17,471	25,857
AIM ImmunoTech, Inc. (a)(b)	262,434	121,691
Akebia Therapeutics, Inc. (a)	942,201	979,889
Akero Therapeutics, Inc. (a)	183,218	8,167,858
Alaunos Therapeutics, Inc. (a)(b)	1,041,041	519,375
Aldeyra Therapeutics, Inc. (a)	244,766	2,322,829
Alector, Inc. (a)	307,603	2,288,566
Aligos Therapeutics, Inc. (a)	100,788	113,890
Alkermes PLC (a)	832,531	24,085,122
Allakos, Inc. (a)	367,209	1,828,701
Allarity Therapeutics, Inc. (a)(b)	322	85
Allogene Therapeutics, Inc. (a)(b)	468,253	2,458,328
Allovir, Inc. (a)(b)	230,883	870,429
Alnylam Pharmaceuticals, Inc. (a)	625,568	115,736,336
Alpine Immune Sciences, Inc. (a)	138,223	1,376,701
Altimmune, Inc. (a)(b)	227,378	918,607
ALX Oncology Holdings, Inc. (a)(b)	107,147	714,670
Alzamend Neuro, Inc. (a)(b)	276,879	201,070
Amicus Therapeutics, Inc. (a)	1,277,680	14,386,677
AnaptysBio, Inc. (a)(b)	102,672	1,961,035
Anavex Life Sciences Corp. (a)(b)	410,257	3,790,775
Anika Therapeutics, Inc. (a)	74,030	2,005,473
Anixa Biosciences, Inc. (a)	136,210	416,803
Annexon, Inc. (a)(b)	217,471	650,238
Annovis Bio, Inc. (a)(b)	30,314	397,113
Apellis Pharmaceuticals, Inc. (a)	479,758	41,187,224
Apexigen, Inc. (a)	89,808	48,119
Applied Molecular Transport, Inc. (a)(b)	87,519	23,298
Applied Therapeutics, Inc. (a)	193,804	250,007
Aprea Therapeutics, Inc. (a)(b)	5,111	19,780
Aptevo Therapeutics, Inc. (a)(b)	32,154	50,160
AquaBounty Technologies, Inc. (a)	241,284	117,095
Aravive, Inc. (a)(b)	71,365	121,321
Arbutus Biopharma Corp. (a)	593,261	1,477,220
ARCA Biopharma, Inc. (a)(b)	55,513	117,132
Arcellx, Inc. (a)	138,055	6,095,128
Arcturus Therapeutics Holdings, Inc. (a)	124,615	3,406,974
Arcus Biosciences, Inc. (a)	273,765	5,623,133
Arcutis Biotherapeutics, Inc. (a)(b)	203,878	1,531,124
Ardelyx, Inc. (a)	1,000,589	3,341,967
Aridis Pharmaceuticals, Inc. (a)	78,432	31,169
Armata Pharmaceuticals, Inc. (a)	15,511	20,785
Arrowhead Pharmaceuticals, Inc. (a)	554,212	19,070,435
Ars Pharmaceuticals, Inc. (a)	179,865	1,251,860
Assembly Biosciences, Inc. (a)	215,459	206,367
Astria Therapeutics, Inc. (a)	118,873	1,300,471
Atara Biotherapeutics, Inc. (a)	526,791	805,990
Athersys, Inc. (a)(b)	44,203	41,560
Atossa Therapeutics, Inc. (a)(b)	659,947	613,751
Atreca, Inc. (a)(b)	148,877	148,877
aTyr Pharma, Inc. (a)	302,136	685,849
Aura Biosciences, Inc. (a)	127,563	1,444,013
Avalo Therapeutics, Inc. (a)	21,201	60,847
Avid Bioservices, Inc. (a)	321,446	4,966,341
Avidity Biosciences, Inc. (a)	344,535	3,658,962
Avita Medical, Inc. (a)	130,128	1,486,062
AVROBIO, Inc. (a)(b)	223,158	245,474
Axcella Health, Inc. (a)(b)	201,771	79,054
Aziyo Biologics, Inc. (a)(b)	5,923	12,261
Beam Therapeutics, Inc. (a)(b)	299,549	9,555,613
Bellerophon Therapeutics, Inc. (a)	54,154	374,204
Bellicum Pharmaceuticals, Inc. (a)(b)	36,616	25,228
Benitec Biopharma, Inc. (a)(b)	30,132	7,265
Bio-Path Holdings, Inc. (a)(b)	35,712	58,925
bioAffinity Technologies, Inc. (a)(b)	6,313	11,300
BioAtla, Inc. (a)(b)	190,031	598,598
BioCardia, Inc. (a)(b)	56,815	100,563
Biocept, Inc. (a)(b)	2,952	6,376
BioCryst Pharmaceuticals, Inc. (a)(b)	938,890	7,764,620
Biohaven Ltd. (a)	331,818	5,810,133
BioMarin Pharmaceutical, Inc. (a)	943,943	82,066,404
Biomea Fusion, Inc. (a)	111,816	3,797,271
Biora Therapeutics, Inc. (a)(b)	24,811	111,153
BioRestorative Therapies, Inc. (a)	6,910	36,139
BioVie, Inc. (a)	58,831	343,573
BioXcel Therapeutics, Inc. (a)(b)	97,067	1,741,382
Black Diamond Therapeutics, Inc. (a)(b)	115,313	214,482
Blue Water Biotech, Inc. (a)(b)	41,924	33,539
bluebird bio, Inc. (a)(b)	553,318	1,853,615
Blueprint Medicines Corp. (a)	303,542	17,156,194
Bolt Biotherapeutics, Inc. (a)(b)	73,823	126,976
BrainStorm Cell Therpeutic, Inc. (a)(b)	149,185	425,177
BridgeBio Pharma, Inc. (a)(b)	596,841	8,188,659
C4 Therapeutics, Inc. (a)	226,780	768,784
Cabaletta Bio, Inc. (a)(b)	115,159	1,161,954
Calyxt, Inc. (a)(b)	7,846	49,430
Candel Therapeutics, Inc. (a)(b)	69,625	105,134
Capricor Therapeutics, Inc. (a)	114,143	517,068
Cardiff Oncology, Inc. (a)	205,722	331,212
Cardio Diagnostics Holdings, Inc. (a)(b)	38,118	56,796
CareDx, Inc. (a)	285,285	2,276,574
Caribou Biosciences, Inc. (a)(b)	275,026	1,212,865
Carisma Therapeutics, Inc.	50,124	284,203
Carisma Therapeutics, Inc. rights (a)(c)	1,018,958	10
CASI Pharmaceuticals Holdings, Inc. (a)(b)	41,518	117,081
Catalyst Biosciences, Inc. (a)	160,399	35,288
Catalyst Biosciences, Inc. rights (a)(c)	163,033	2
Catalyst Pharmaceutical Partners, Inc. (a)	489,239	5,650,710
Cel-Sci Corp. (a)(b)	209,388	502,531
Celcuity, Inc. (a)(b)	76,422	825,740
Celldex Therapeutics, Inc. (a)	242,940	7,725,492
Cellectar Biosciences, Inc. (a)(b)	25,020	39,031
Celularity, Inc. Class A (a)(b)	288,248	219,155
Century Therapeutics, Inc. (a)	100,149	318,474
Cerevel Therapeutics Holdings (a)	328,380	10,705,188
Checkpoint Therapeutics, Inc. (a)(b)	40,681	107,398
Chimerix, Inc. (a)	429,418	592,597
Chinook Therapeutics, Inc. (a)	236,458	5,719,919
Chinook Therapeutics, Inc. rights (a)(c)	51,768	1
Cidara Therapeutics, Inc. (a)	344,074	457,618
Clene, Inc. (a)(b)	187,698	182,105
Cogent Biosciences, Inc. (a)	366,175	4,298,895
Cogent Biosciences, Inc. rights (a)(c)	43,783	0
CohBar, Inc. (a)(b)	7,772	21,062
Coherus BioSciences, Inc. (a)(b)	342,298	1,399,999
Comera Life Sciences Holdings, Inc. (a)	42,717	21,786
Compass Therapeutics, Inc. (a)	480,698	1,394,024
ContraFect Corp. (a)(b)	2,273	3,046
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	18,512	175,309
Corvus Pharmaceuticals, Inc. (a)	194,547	591,423
Creative Medical Technology Holdings, Inc. (a)(b)	70,799	40,363
Crinetics Pharmaceuticals, Inc. (a)	222,351	4,853,922
CRISPR Therapeutics AG (a)(b)	397,348	25,446,166
CTI BioPharma Corp. (a)	545,921	4,940,585
Cue Biopharma, Inc. (a)	246,879	987,516
Cullinan Oncology, Inc. (a)	143,532	1,475,509
Curis, Inc. (a)	412,655	320,674
Cyclacel Pharmaceuticals, Inc. (a)	37,833	24,213
Cyclerion Therapeutics, Inc. (a)	9,839	42,800
Cyclo Therapeutics, Inc. (a)	27,743	33,569
Cyteir Therapeutics, Inc. (a)	68,876	158,415
Cytokinetics, Inc. (a)	481,795	18,158,854
CytomX Therapeutics, Inc. (a)	319,722	546,725
Day One Biopharmaceuticals, Inc. (a)	139,243	1,851,932
Decibel Therapeutics, Inc. (a)(b)	63,234	255,465
Deciphera Pharmaceuticals, Inc. (a)	292,160	3,944,160
Denali Therapeutics, Inc. (a)	564,363	17,055,050
Dermata Therapeutics, Inc. (a)(b)	673	1,077
DermTech, Inc. (a)(b)	139,073	330,994
Design Therapeutics, Inc. (a)(b)	156,372	880,374
DiaMedica Therapeutics, Inc. (a)	82,671	225,692
Diffusion Pharmaceuticals, Inc. (a)(b)	9,864	36,990
Disc Medicine, Inc. (a)(b)	21,097	783,332
Disc Medicine, Inc. rights (a)(c)	153,676	2
Dominari Holdings, Inc. (a)(b)	23,101	57,984
Dyadic International, Inc. (a)(b)	100,134	228,306
Dynavax Technologies Corp. (a)(b)	604,023	6,903,983
Dyne Therapeutics, Inc. (a)	127,615	1,662,823
Eagle Pharmaceuticals, Inc. (a)	55,183	1,145,047
Edesa Biotech, Inc. (a)(b)	39,961	36,365
Editas Medicine, Inc. (a)(b)	346,282	3,178,869
Effector Therapeutics, Inc. Class A (a)(b)	55,532	51,645
Eiger Biopharmaceuticals, Inc. (a)(b)	204,186	228,688
Eledon Pharmaceuticals, Inc. (a)	74,231	155,885
Elevation Oncology, Inc. (a)(b)	67,268	283,871
Eliem Therapeutics, Inc. (a)	29,611	83,207
Emergent BioSolutions, Inc. (a)	227,569	1,941,164
Enanta Pharmaceuticals, Inc. (a)	99,987	2,347,695
Enochian Biosciences, Inc. (a)(b)	79,245	71,202
Ensysce Biosciences, Inc. (a)(b)	256	604
Entrada Therapeutics, Inc. (a)(b)	83,171	953,140
EQRx, Inc. (a)	1,171,622	2,062,055
Equillium, Inc. (a)(b)	88,260	54,280
Erasca, Inc. (a)(b)	419,731	1,137,471
Eterna Therapeutics, Inc. (a)(b)	6,707	14,018
Evelo Biosciences, Inc. (a)(b)	277,279	37,849
Exact Sciences Corp. (a)	905,461	73,867,508
Exagen, Inc. (a)(b)	39,420	118,654
Exelixis, Inc. (a)	1,643,062	31,678,235
Exicure, Inc. (a)(b)	12,495	11,008
F-star Therapeutics, Inc.:
rights (a)(c)	13,735	0
rights (a)(c)	13,735	0
Fate Therapeutics, Inc. (a)(b)	413,341	2,087,372
FibroGen, Inc. (a)	451,670	7,791,308
Finch Therapeutics Group, Inc. (a)	111,391	31,189
First Wave BioPharma, Inc. (a)(b)	305	567
Foghorn Therapeutics, Inc. (a)(b)	101,802	640,335
Forte Biosciences, Inc. (a)	60,319	61,525
Fortress Biotech, Inc. (a)	361,138	194,292
Frequency Therapeutics, Inc. (a)	185,128	64,795
Fresh Tracks Therapeutics, Inc. (a)(b)	7,100	3,835
G1 Therapeutics, Inc. (a)	242,045	614,794
Gain Therapeutics, Inc. (a)(b)	45,928	211,728
Galectin Therapeutics, Inc. (a)(b)	247,629	388,778
Galecto, Inc. (a)	60,639	132,193
Galera Therapeutics, Inc. (a)(b)	95,363	292,764
Genelux Corp. (b)	13,944	379,277
Generation Bio Co. (a)	238,458	834,603
Genprex, Inc. (a)(b)	246,675	212,437
GeoVax Labs, Inc. (a)(b)	119,982	74,389
Geron Corp. (a)	1,998,908	6,536,429
GlycoMimetics, Inc. (a)(b)	210,507	391,543
Gossamer Bio, Inc. (a)(b)	384,197	514,824
Graphite Bio, Inc. (a)	130,722	371,250
GreenLight Biosciences Holdings PBC Class A (a)(b)	444,558	130,033
Greenwich Lifesciences, Inc. (a)(b)	20,928	227,906
Gritstone Bio, Inc. (a)	375,576	724,862
Gt Biopharma, Inc. (a)	109,985	24,769
Halozyme Therapeutics, Inc. (a)	688,423	22,325,558
Harpoon Therapeutics, Inc. (a)(b)	122,523	83,316
HCW Biologics, Inc. (a)	66,271	97,418
Heron Therapeutics, Inc. (a)(b)	544,961	621,256
HilleVax, Inc. (a)	58,151	989,730
Hillstream BioPharma, Inc. (a)(b)	37,749	13,571
Histogen, Inc. (a)(b)	6,898	5,960
Homology Medicines, Inc. (a)	200,147	195,484
Hookipa Pharma, Inc. (a)	223,930	293,348
Horizon Therapeutics PLC (a)	1,152,755	115,310,083
Humacyte, Inc. Class A (a)(b)	258,588	886,957
Humanigen, Inc. (a)(b)	267,656	42,156
iBio, Inc. (a)(b)	46,854	32,798
Icosavax, Inc. (a)(b)	101,167	1,015,717
Ideaya Biosciences, Inc. (a)	213,494	4,876,203
IGM Biosciences, Inc. (a)(b)	43,407	523,054
Immix Biopharma, Inc. (a)(b)	54,948	110,995
Immucell Corp. (a)	12,619	60,571
Immuneering Corp. (a)	88,035	682,271
Immunic, Inc. (a)(b)	183,237	302,341
ImmunityBio, Inc. (a)(b)	530,596	1,459,139
ImmunoGen, Inc. (a)	1,144,809	15,615,195
Immunome, Inc. (a)(b)	45,780	239,887
Immunovant, Inc. (a)	286,503	6,019,428
Impel Pharmaceuticals, Inc. (a)(b)	47,871	59,360
Imunon, Inc. (a)(b)	28,953	34,165
In8bio, Inc. (a)(b)	93,453	284,097
Indaptus Therapeutics, Inc. (a)	23,984	39,094
Infinity Pharmaceuticals, Inc. (a)	470,856	80,046
Inhibikase Therapeutics, Inc. (a)(b)	42,079	28,950
Inhibrx, Inc. (a)(b)	152,745	3,613,947
Inmune Bio, Inc. (a)(b)	57,915	438,996
Inovio Pharmaceuticals, Inc. (a)(b)	1,272,573	761,762
Inozyme Pharma, Inc. (a)	132,242	792,130
Insmed, Inc. (a)	698,386	13,290,286
Instil Bio, Inc. (a)	299,708	179,795
Intellia Therapeutics, Inc. (a)	425,759	15,863,780
Intercept Pharmaceuticals, Inc. (a)	191,658	2,020,075
Invivyd, Inc. (a)(b)	260,190	468,342
Ionis Pharmaceuticals, Inc. (a)	722,125	29,534,913
Iovance Biotherapeutics, Inc. (a)	696,293	6,085,601
Ironwood Pharmaceuticals, Inc. Class A (a)	674,699	7,340,725
iTeos Therapeutics, Inc. (a)	124,544	2,027,576
Iveric Bio, Inc. (a)	660,021	24,915,793
Janux Therapeutics, Inc. (a)(b)	91,444	1,062,579
Jasper Therapeutics, Inc. (a)	467,017	723,876
Kalvista Pharmaceuticals, Inc. (a)	101,861	993,145
Karuna Therapeutics, Inc. (a)	152,598	34,571,077
Karyopharm Therapeutics, Inc. (a)(b)	528,229	1,193,798
Keros Therapeutics, Inc. (a)	87,698	4,197,226
Kezar Life Sciences, Inc. (a)	278,504	774,241
Kineta, Inc.	3,332	10,029
Kineta, Inc. rights (a)(c)	198,769	2
Kiniksa Pharmaceuticals Ltd. (a)	141,415	1,960,012
Kinnate Biopharma, Inc. (a)	78,551	337,769
Kintara Therapeutics, Inc. (a)	9,104	28,951
Kiromic BioPharma, Inc. (a)	143	453
Kodiak Sciences, Inc. (a)	153,108	907,930
Kronos Bio, Inc. (a)(b)	216,830	362,106
Krystal Biotech, Inc. (a)	109,512	12,905,989
Kura Oncology, Inc. (a)	322,026	4,289,386
Kymera Therapeutics, Inc. (a)(b)	198,030	5,830,003
Lantern Pharma, Inc. (a)(b)	32,010	166,772
Larimar Therapeutics, Inc. (a)	153,201	565,312
Leap Therapeutics, Inc. (a)(b)	325,140	289,375
Lexicon Pharmaceuticals, Inc. (a)	464,920	1,534,236
Lineage Cell Therapeutics, Inc. (a)(b)	676,912	852,909
Lisata Therapeutics, Inc. (a)(b)	15,275	62,322
Lixte Biotechnology Holdings, Inc. (a)	74,197	51,404
Longeveron, Inc. (a)(b)	18,610	55,086
Lumos Pharma, Inc. (a)	12,622	46,323
Lyell Immunopharma, Inc. (a)(b)	765,883	2,443,167
Macrogenics, Inc. (a)	282,464	1,319,107
Madrigal Pharmaceuticals, Inc. (a)(b)	62,028	17,269,215
Magenta Therapeutics, Inc. (a)	190,584	123,384
MannKind Corp. (a)(b)	1,333,844	6,189,036
Marker Therapeutics, Inc. (a)(b)	36,961	65,791
Matinas BioPharma Holdings, Inc. (a)	1,021,268	391,248
MediciNova, Inc. (a)(b)	256,278	550,998
MEI Pharma, Inc. (a)(b)	27,397	210,957
Merrimack Pharmaceuticals, Inc. (a)	70,178	878,629
Mersana Therapeutics, Inc. (a)	453,479	3,410,162
MiMedx Group, Inc. (a)	573,980	3,363,523
Mineralys Therapeutics, Inc.	66,113	961,283
Minerva Neurosciences, Inc. (a)	31,312	186,933
MiNK Therapeutics, Inc. (a)(b)	23,407	41,196
Mirati Therapeutics, Inc. (a)	264,241	9,819,196
Mirum Pharmaceuticals, Inc. (a)(b)	124,745	3,272,061
Molecular Templates, Inc. (a)(b)	207,759	97,647
Moleculin Biotech, Inc. (a)	141,909	89,899
Monopar Therapeutics, Inc. (a)(b)	23,009	22,503
Monte Rosa Therapeutics, Inc. (a)	147,755	1,090,432
Morphic Holding, Inc. (a)	178,727	10,276,803
Mustang Bio, Inc. (a)(b)	23,074	147,443
Myriad Genetics, Inc. (a)	417,013	9,199,307
NanoViricides, Inc. (a)(b)	81,278	85,342
Natera, Inc. (a)	555,650	26,176,672
Navidea Biopharmaceuticals, Inc. (a)(b)	68,631	6,314
Neoleukin Therapeutics, Inc. (a)	171,812	137,450
Neubase Therapeutics, Inc. (a)(b)	141,610	25,221
Neurobo Pharmaceuticals, Inc. (a)(b)	1,113	623
Neurobo Pharmaceuticals, Inc. rights (a)(c)	1,349	0
Neurocrine Biosciences, Inc. (a)	491,041	43,962,901
Neximmune, Inc. (a)(b)	33,614	10,773
NextCure, Inc. (a)	77,922	134,026
Nighthawk Biosciences, Inc. (a)(b)	154,099	103,246
Nkarta, Inc. (a)(b)	172,675	797,759
Novavax, Inc. (a)(b)	433,761	3,491,776
Nurix Therapeutics, Inc. (a)	228,630	2,313,736
Nuvalent, Inc. Class A (a)(b)	134,035	5,642,874
Nuvectis Pharma, Inc. (a)(b)	17,318	303,065
Ocugen, Inc. (a)(b)	1,065,850	490,291
Olema Pharmaceuticals, Inc. (a)	180,319	932,249
Omega Therapeutics, Inc. (a)	87,866	666,903
Omniab, Inc. (c)	29,843	71,623
Omniab, Inc. (c)	29,843	67,147
OncoCyte Corp. (a)(b)	591,550	126,414
Oncorus, Inc. (a)(b)	70,870	14,280
OncoSec Medical, Inc. (a)(b)	7,406	3,481
Oncternal Therapeutics, Inc. (a)(b)	218,356	62,231
Oncternal Therapeutics, Inc. rights (a)(c)	6,762	0
OpGen, Inc. (a)(b)	9,677	7,273
Oragenics, Inc. (a)(b)	7,947	23,682
Organogenesis Holdings, Inc. Class A (a)	387,807	1,407,739
Organovo Holdings, Inc. (a)(b)	35,801	60,862
Orgenesis, Inc. (a)(b)	107,562	127,999
ORIC Pharmaceuticals, Inc. (a)(b)	141,352	712,414
Outlook Therapeutics, Inc. (a)(b)	519,748	779,622
Ovid Therapeutics, Inc. (a)	271,231	960,158
Palatin Technologies, Inc. (a)(b)	40,493	99,208
Panbela Therapeutics, Inc. (a)(b)	172	39
Pardes Biosciences, Inc. (a)	103,801	198,260
Pasithea Therapeutics Corp. (a)	83,060	29,071
Passage Bio, Inc. (a)	197,113	187,454
PDL BioPharma, Inc. (a)(c)	562,926	237,870
PDS Biotechnology Corp. (a)	146,480	1,403,278
PepGen, Inc. (b)	46,876	702,202
Perspective Therapeutics, Inc. (a)	1,034,356	548,209
PharmaCyte Biotech, Inc. (a)	81,051	255,311
Phio Pharmaceuticals Corp. (a)(b)	5,430	19,005
Pieris Pharmaceuticals, Inc. (a)	352,255	298,677
Plus Therapeutics, Inc. (a)	6,074	24,417
PMV Pharmaceuticals, Inc. (a)(b)	156,319	836,307
Point Biopharma Global, Inc. (a)	390,365	3,618,684
Polarityte, Inc. (a)(b)	13,841	5,206
Poseida Therapeutics, Inc. (a)(b)	266,818	605,677
Praxis Precision Medicines, Inc. (a)(b)	207,997	178,836
Precigen, Inc. (a)(b)	781,386	929,849
Precision BioSciences, Inc. (a)	405,949	300,402
Prelude Therapeutics, Inc. (a)(b)	63,703	355,463
Prime Medicine, Inc. (b)	50,703	695,645
ProKidney Corp. (a)(b)	50,500	613,070
Prometheus Biosciences, Inc. (a)	175,148	34,801,908
Protagenic Therapeutics, Inc. (a)	16,827	32,813
Protagonist Therapeutics, Inc. (a)	233,752	6,093,915
Protara Therapeutics, Inc. (a)	53,016	147,915
Prothena Corp. PLC (a)	200,541	13,321,939
PTC Therapeutics, Inc. (a)	364,685	15,305,829
Puma Biotechnology, Inc. (a)	203,266	680,941
Pyxis Oncology, Inc. (a)(b)	128,664	414,298
Qualigen Therapeutics, Inc. (a)(b)	11,848	10,935
Qualigen Therapeutics, Inc. rights (a)(c)	2,906	0
Quince Therapeutics, Inc. (a)(b)	67,538	101,307
Rallybio Corp. (a)(b)	115,891	829,780
RAPT Therapeutics, Inc. (a)	131,491	2,633,765
Recursion Pharmaceuticals, Inc. (a)(b)	665,050	5,832,489
REGENXBIO, Inc. (a)	190,080	3,275,078
Regulus Therapeutics, Inc. (a)(b)	37,965	49,355
Relay Therapeutics, Inc. (a)(b)	451,038	5,024,563
Reneo Pharmaceuticals, Inc. (a)	44,711	357,688
RenovoRx, Inc. (a)	29,844	55,808
Repligen Corp. (a)	262,859	44,139,283
Replimune Group, Inc. (a)	195,767	3,717,615
Revolution Medicines, Inc. (a)	456,843	11,389,096
Rezolute, Inc. (a)	131,118	279,281
Rhythm Pharmaceuticals, Inc. (a)	228,216	3,802,079
Rigel Pharmaceuticals, Inc. (a)	884,522	1,238,331
Rocket Pharmaceuticals, Inc. (a)	294,508	6,164,052
Roivant Sciences Ltd. (a)	567,158	5,155,466
S.A.B. Biotherapeutics, Inc. (a)(b)	137,518	122,391
Sage Therapeutics, Inc. (a)	261,806	12,959,397
Salarius Pharmaceuticals, Inc. (a)(b)	8,344	11,765
Salarius Pharmaceuticals, Inc. warrants 1/20/25 (a)	42,326	0
Sana Biotechnology, Inc. (a)(b)	441,856	2,659,973
Sangamo Therapeutics, Inc. (a)	661,944	741,377
Sarepta Therapeutics, Inc. (a)	446,425	55,178,130
Savara, Inc. (a)	380,974	1,047,679
Scholar Rock Holding Corp. (a)(b)	181,807	1,058,117
Seagen, Inc. (a)	699,021	136,798,410
Selecta Biosciences, Inc. (a)(b)	601,419	709,674
Sellas Life Sciences Group, Inc. (a)(b)	101,700	174,416
Sensei Biotherapeutics, Inc. (a)	46,194	67,443
Senti Biosciences, Inc. (a)(b)	94,951	83,927
Sera Prognostics, Inc. (a)	66,086	213,458
Seres Therapeutics, Inc. (a)(b)	472,758	2,340,152
Shattuck Labs, Inc. (a)	172,933	451,355
Sigilon Therapeutics, Inc. (a)	3,900	16,380
Silo Pharma, Inc.	23,166	49,807
Societal Cdmo, Inc. (a)	431,260	301,882
Soleno Therapeutics, Inc. (a)(b)	17,271	91,018
Solid Biosciences, Inc. (a)	21,059	130,145
Soligenix, Inc. (a)(b)	12,330	8,950
Sonnet Biotherapeutics Holding (a)(b)	18,597	9,520
Spectrum Pharmaceuticals, Inc. (a)	927,702	992,641
Spero Therapeutics, Inc. (a)	210,208	365,762
SpringWorks Therapeutics, Inc. (a)(b)	223,368	6,115,816
Spruce Biosciences, Inc. (a)(b)	31,633	76,868
SQZ Biotechnologies Co. (a)(b)	82,368	45,714
Stoke Therapeutics, Inc. (a)	118,279	1,324,725
Summit Therapeutics, Inc. (a)(b)	188,140	306,668
Surface Oncology, Inc. (a)	192,971	151,502
Surrozen, Inc. (a)	99,332	61,586
Sutro Biopharma, Inc. (a)	269,766	1,211,249
Synaptogenix, Inc. (a)	37,733	31,696
Syndax Pharmaceuticals, Inc. (a)	332,536	6,640,744
Synlogic, Inc. (a)	188,085	98,745
Syros Pharmaceuticals, Inc. (a)(b)	37,161	143,070
T2 Biosystems, Inc. (a)(b)	17,191	1,547
Talaris Therapeutics, Inc. (a)	102,169	270,748
Tango Therapeutics, Inc. (a)	217,422	587,039
Taysha Gene Therapies, Inc. (a)	194,978	136,270
Tempest Therapeutics, Inc. (a)	47,482	72,647
Tenax Therapeutics, Inc. (a)	74	27
Tenaya Therapeutics, Inc. (a)	172,653	1,243,102
TG Therapeutics, Inc. (a)	701,406	18,678,442
Theriva Biologics, Inc. (a)(b)	66,718	46,035
TONIX Pharmaceuticals Holding (a)(b)	49,984	89,471
TRACON Pharmaceuticals, Inc. (a)	78,666	45,390
TransCode Therapeutics, Inc. (a)(b)	2,629	11,042
Travere Therapeutics, Inc. (a)	321,258	5,747,306
Trevena, Inc. (a)(b)	33,095	37,728
TScan Therapeutics, Inc. (a)	53,645	123,384
Twist Bioscience Corp. (a)(b)	284,480	4,309,872
Tyra Biosciences, Inc. (a)(b)	70,289	1,017,082
Ultragenyx Pharmaceutical, Inc. (a)	359,339	17,736,973
Unicycive Therapeutics, Inc. (a)	68,661	90,633
uniQure B.V. (a)	208,561	4,023,142
United Therapeutics Corp. (a)	232,366	48,736,445
UNITY Biotechnology, Inc. (a)(b)	64,107	192,962
Vaccinex, Inc. (a)(b)	164,149	66,497
Vanda Pharmaceuticals, Inc. (a)	277,339	1,650,167
Vaxart, Inc. (a)(b)	631,589	770,539
Vaxcyte, Inc. (a)	377,364	18,687,065
Vaxxinity, Inc. Class A (a)(b)	173,912	309,563
VBI Vaccines, Inc. (a)(b)	31,328	93,044
Vera Therapeutics, Inc. (a)	158,731	1,325,404
Veracyte, Inc. (a)(b)	367,202	9,503,188
Verastem, Inc. (a)	959,065	978,246
Vericel Corp. (a)	243,668	7,826,616
Verve Therapeutics, Inc. (a)(b)	211,492	3,273,896
Vigil Neuroscience, Inc. (a)	62,251	622,510
Viking Therapeutics, Inc. (a)	439,489	9,651,178
Vincerx Pharma, Inc. (a)	74,084	137,055
Vir Biotechnology, Inc. (a)	384,244	10,247,787
Viracta Therapeutics, Inc. (a)(b)	115,390	153,469
Viridian Therapeutics, Inc. (a)	202,827	4,833,367
Viridian Therapeutics, Inc. rights (a)(c)	167,699	2
Virios Therapeutics, Inc. (a)(b)	134,121	230,688
VistaGen Therapeutics, Inc. (a)(b)	993,446	141,169
Vor Biopharma, Inc. (a)(b)	179,246	842,456
Voyager Therapeutics, Inc. (a)	136,504	1,554,781
vTv Therapeutics, Inc. Class A (a)(b)	154,415	121,988
Werewolf Therapeutics, Inc. (a)	64,507	205,777
Windtree Therapeutics, Inc. (a)(b)	2,548	3,261
X4 Pharmaceuticals, Inc. (a)	548,843	1,114,151
Xbiotech, Inc. (a)	83,184	423,822
Xencor, Inc. (a)	302,691	8,202,926
Xenetic Biosciences, Inc. (a)(b)	6,115	17,917
Xilio Therapeutics, Inc. (a)(b)	39,248	119,706
XOMA Corp. (a)(b)	39,918	678,606
Y-mAbs Therapeutics, Inc. (a)	177,485	1,442,953
Yield10 Bioscience, Inc. (a)(b)	21,807	60,623
Zentalis Pharmaceuticals, Inc. (a)	223,894	5,830,200
		1,870,431,334
Health Care Equipment & Supplies - 2.5%
Accelerate Diagnostics, Inc. (a)(b)	214,229	150,132
Accuray, Inc. (a)(b)	500,360	1,846,328
Acutus Medical, Inc. (a)	103,149	87,677
Aethlon Medical, Inc. (a)	87,290	26,510
Alphatec Holdings, Inc. (a)(b)	355,757	5,393,276
Angiodynamics, Inc. (a)	202,277	1,913,540
Apyx Medical Corp. (a)	153,576	972,136
Artivion, Inc. (a)	210,527	3,153,694
Asensus Surgical, Inc. (a)(b)	1,199,060	623,511
Aspira Women's Health, Inc. (a)(b)	21,707	69,679
Atricure, Inc. (a)	234,575	10,548,838
Atrion Corp.	6,990	3,637,316
Avanos Medical, Inc. (a)	242,124	5,932,038
Avinger, Inc. (a)(b)	23,472	12,715
AxoGen, Inc. (a)	215,884	1,835,014
Axonics Modulation Technologies, Inc. (a)	252,181	12,203,039
Beyond Air, Inc. (a)(b)	124,113	652,834
BioLase Technology, Inc. (a)(b)	29,242	2,383
Biomerica, Inc. (a)(b)	50,260	68,856
BioSig Technologies, Inc. (a)(b)	145,545	225,595
Bioventus, Inc. (a)(b)	152,972	413,789
Bluejay Diagnostics, Inc. (a)	17,380	4,107
Butterfly Network, Inc. Class A (a)(b)	731,774	1,785,529
Cerus Corp. (a)	934,875	2,000,633
ClearPoint Neuro, Inc. (a)(b)	109,639	844,220
Co.-Diagnostics, Inc. (a)(b)	165,216	180,085
ConforMis, Inc. (a)(b)	36,967	41,033
CONMED Corp.	155,909	18,911,762
Cue Health, Inc. (a)	471,431	358,995
Cutera, Inc. (a)(b)	90,529	1,521,792
CVRx, Inc. (a)(b)	58,194	728,589
CytoSorbents Corp. (a)(b)	209,295	621,606
DarioHealth Corp. (a)(b)	100,735	392,867
Delcath Systems, Inc. (a)(b)	38,443	306,006
Dynatronics Corp. (a)	11,855	10,102
Eargo, Inc. (a)(b)	23,106	109,985
Ekso Bionics Holdings, Inc. (a)	68,641	92,665
electroCore, Inc. (a)	19,689	95,689
Electromed, Inc. (a)	33,660	393,485
Embecta Corp.	293,885	8,131,798
ENDRA Life Sciences, Inc. (a)(b)	9,537	14,115
Enovis Corp. (a)	242,031	12,762,295
Envista Holdings Corp. (a)	832,991	26,564,083
Envveno Medical Corp. (a)	39,237	114,180
Figs, Inc. Class A (a)	657,440	5,417,306
Fonar Corp. (a)	32,201	551,281
Glaukos Corp. (a)	244,847	13,961,176
Globus Medical, Inc. (a)	396,150	21,443,600
Haemonetics Corp. (a)	257,495	21,784,077
Heartbeam, Inc. (a)	38,607	90,726
Helius Medical Technologies, Inc. (U.S.) (a)(b)	10,204	1,582
Heska Corp. (a)	51,628	6,181,420
Hyperfine, Inc. (a)(b)	235,998	387,037
ICU Medical, Inc. (a)(b)	103,009	18,015,244
Inari Medical, Inc. (a)(b)	247,328	14,938,611
Inogen, Inc. (a)	119,636	1,259,767
Inspire Medical Systems, Inc. (a)	148,135	43,328,006
Integer Holdings Corp. (a)	169,937	13,911,043
Integra LifeSciences Holdings Corp. (a)	371,853	14,111,821
Intelligent Bio Solutions, Inc. (a)(b)	3,507	9,609
InVivo Therapeutics Holdings Corp. (a)(b)	6,721	8,670
INVO Bioscience, Inc. (a)	42,854	10,911
IRadimed Corp.	36,846	1,732,867
iRhythm Technologies, Inc. (a)	153,407	17,529,818
Iridex Corp. (a)(b)	57,632	123,909
Kewaunee Scientific Corp. (a)	10,446	161,077
KORU Medical Systems, Inc. (a)	160,397	587,855
Lantheus Holdings, Inc. (a)	350,815	30,377,071
LeMaitre Vascular, Inc.	99,246	6,236,619
LENSAR, Inc. (a)	42,718	125,591
LivaNova PLC (a)	272,109	12,048,987
LogicMark, Inc. (a)(b)	2,556	7,106
Lucid Diagnostics, Inc. (a)(b)	15,972	25,395
Masimo Corp. (a)	246,323	39,864,914
Merit Medical Systems, Inc. (a)	288,853	23,801,487
Mesa Laboratories, Inc.	25,638	3,319,865
Microbot Medical, Inc. (a)(b)	30,879	60,523
Milestone Scientific, Inc. (a)(b)	232,541	237,192
Minerva Surgical, Inc. (a)(b)	9,131	1,802
Motus GI Holdings, Inc. (a)(b)	10,649	7,091
Myomo, Inc. (a)(b)	28,393	15,687
NanoVibronix, Inc. (a)	5,370	20,836
Nemaura Medical, Inc. (a)	67,468	33,660
Neogen Corp. (a)	1,099,916	19,237,531
NeuroMetrix, Inc. (a)	25,785	26,043
Neuronetics, Inc. (a)	138,748	378,782
NeuroOne Medical Technologies Corp. (a)(b)	74,344	89,956
NeuroPace, Inc. (a)	31,522	140,273
Nevro Corp. (a)	179,791	4,955,040
NEXGEL, Inc. (a)	179	417
Novocure Ltd. (a)(b)	460,113	33,040,715
NuVasive, Inc. (a)	268,602	10,249,852
Nuwellis, Inc. (a)	300	795
Omnicell, Inc. (a)	228,134	16,749,598
OraSure Technologies, Inc. (a)	365,791	1,839,929
Orchestra BioMed Holdings, Inc. (a)	53,718	805,770
Orthofix International NV (a)	174,690	3,264,956
OrthoPediatrics Corp. (a)	84,995	3,671,784
Outset Medical, Inc. (a)	245,701	5,117,952
Owlet, Inc. (a)(b)	352,426	77,710
Paragon 28, Inc. (a)	131,975	2,372,911
PAVmed, Inc. (a)(b)	420,891	168,819
Penumbra, Inc. (a)	193,490	59,467,217
PetVivo Holdings, Inc. (a)(b)	27,820	57,866
Predictive Oncology, Inc. (a)(b)	16,279	52,581
Pro-Dex, Inc. (a)(b)	10,873	206,587
PROCEPT BioRobotics Corp. (a)	166,390	5,565,746
Pulmonx Corp. (a)	197,491	2,371,867
Pulse Biosciences, Inc. (a)(b)	77,881	482,862
QuidelOrtho Corp. (a)	273,542	23,289,366
Ra Medical Systems, Inc. (a)(b)	12,539	13,166
Reshape Lifesciences, Inc. (a)(b)	1,733	4,177
Retractable Technologies, Inc. (a)	94,047	101,571
Rockwell Medical Technologies, Inc. (a)(b)	37,986	126,114
RxSight, Inc. (a)	87,579	2,134,300
Sanara Medtech, Inc. (a)(b)	13,280	445,411
SeaStar Medical Holding Corp. (Class A) (a)(b)	12,405	6,451
Semler Scientific, Inc. (a)	26,710	734,258
Senseonics Holdings, Inc. (a)(b)	2,411,607	1,544,393
Sensus Healthcare, Inc. (a)	71,884	193,368
Shockwave Medical, Inc. (a)	183,913	50,592,627
SI-BONE, Inc. (a)	156,744	3,946,814
Sientra, Inc. (a)(b)	32,360	53,718
Sight Sciences, Inc. (a)(b)	131,987	1,265,755
Silk Road Medical, Inc. (a)(b)	194,532	5,872,921
Sintx Technologies, Inc. (a)(b)	807	1,186
SmileDirectClub, Inc. (a)(b)	554,089	196,757
Sonendo, Inc. (a)(b)	196,292	249,291
Staar Surgical Co. (a)	245,754	14,258,647
Stereotaxis, Inc. (a)(b)	231,435	525,357
STRATA Skin Sciences, Inc. (a)	18,188	16,278
Surgalign Holdings, Inc. (a)	19,336	15,682
SurModics, Inc. (a)	74,663	1,368,573
Tactile Systems Technology, Inc. (a)(b)	101,374	2,130,881
Talis Biomedical Corp. (a)	78,081	38,291
Tandem Diabetes Care, Inc. (a)	327,453	8,510,503
Tela Bio, Inc. (a)	54,156	548,600
Tenon Medical, Inc. (a)(b)	29,620	34,359
Thermogenesis Holdings, Inc. (a)(b)	707	919
TransMedics Group, Inc. (a)	163,277	11,863,707
Treace Medical Concepts, Inc. (a)	179,524	4,775,338
UFP Technologies, Inc. (a)	35,161	5,436,945
Utah Medical Products, Inc.	17,569	1,642,526
Vapotherm, Inc. (a)(b)	118,860	72,505
Varex Imaging Corp. (a)(b)	203,788	4,491,488
Venus Concept, Inc. (a)(b)	6,531	14,172
Vicarious Surgical, Inc. (a)(b)	194,924	409,340
ViewRay, Inc. (a)	725,665	399,841
Vivani Medical, Inc. (a)(b)	50,104	65,636
VolitionRx Ltd. (a)(b)	170,980	265,019
Xtant Medical Holdings, Inc. (a)(b)	20,820	12,869
Zimvie, Inc. (a)	108,880	1,086,622
Zomedica Corp. (a)(b)	5,043,574	998,628
Zynex, Inc. (a)(b)	109,409	1,026,256
		758,659,945
Health Care Providers & Services - 1.8%
23andMe Holding Co. Class A (a)(b)	1,466,658	2,815,983
Acadia Healthcare Co., Inc. (a)	463,617	32,745,269
Accolade, Inc. (a)	321,624	3,872,353
AdaptHealth Corp. (a)(b)	402,347	4,216,597
Addus HomeCare Corp. (a)	81,737	7,368,591
Agiliti, Inc. (a)(b)	169,453	2,773,946
agilon health, Inc. (a)(b)	1,488,480	29,590,982
AirSculpt Technologies, Inc. (b)	50,900	429,596
Akumin, Inc. (a)	264,000	104,491
Alignment Healthcare, Inc. (a)	433,205	2,542,913
Amedisys, Inc. (a)	167,232	12,697,926
American Shared Hospital Services (a)	5,957	17,037
AMN Healthcare Services, Inc. (a)	220,070	20,897,847
Apollo Medical Holdings, Inc. (a)(b)	201,338	6,366,308
Assure Holdings Corp. (a)(b)	320	312
ATI Physical Therapy, Inc. (a)(b)	355,680	62,529
Aveanna Healthcare Holdings, Inc. (a)	212,647	250,923
Biodesix, Inc. (a)	161,130	225,582
Brookdale Senior Living, Inc. (a)	973,775	3,359,524
Cano Health, Inc. (a)(b)	913,634	1,242,542
CareMax, Inc. Class A (a)	406,956	1,070,294
Castle Biosciences, Inc. (a)	126,358	3,086,926
Chemed Corp.	75,803	40,461,367
Clover Health Investments Corp. (a)(b)	1,704,263	1,443,340
Community Health Systems, Inc. (a)	631,430	2,064,776
Corvel Corp. (a)	45,953	8,981,054
Cosmos Health, Inc. (a)(b)	53,222	182,019
Cross Country Healthcare, Inc. (a)	183,923	4,690,037
Cryo-Cell International, Inc. (b)	18,176	88,155
DocGo, Inc. Class A (a)(b)	418,493	3,745,512
Encompass Health Corp.	506,026	31,383,733
Enhabit Home Health & Hospice (a)	251,309	2,704,085
Enzo Biochem, Inc. (a)(b)	218,087	479,791
Fulgent Genetics, Inc. (a)	101,581	4,039,876
GeneDx Holdings Corp. Class A (a)(b)	96,127	722,875
Great Elm Group, Inc. (a)	105,761	214,695
Guardant Health, Inc. (a)	585,125	17,155,865
HealthEquity, Inc. (a)	432,657	23,709,604
Hims & Hers Health, Inc. (a)(b)	622,366	5,563,952
IMAC Holdings, Inc. (a)	112,312	14,533
InfuSystems Holdings, Inc. (a)	100,686	881,003
Innovage Holding Corp. (a)(b)	92,034	619,389
Invitae Corp. (a)(b)	1,167,779	1,249,524
LifeStance Health Group, Inc. (a)(b)	485,315	3,974,730
Modivcare, Inc. (a)(b)	64,737	2,908,633
MSP Recovery, Inc. (a)	131,328	82,605
National Healthcare Corp.	70,947	4,306,483
National Research Corp. Class A	71,679	3,218,387
NeoGenomics, Inc. (a)	646,901	11,113,759
Novo Integrated Sciences, Inc. (a)(b)	101,556	13,405
Ontrak, Inc. (a)(b)	73,902	33,256
Opko Health, Inc. (a)	2,103,405	2,923,733
Option Care Health, Inc. (a)	854,756	23,548,528
Owens & Minor, Inc. (a)	387,330	7,866,672
P3 Health Partners, Inc. Class A (a)(b)	145,661	589,927
Patterson Companies, Inc.	439,768	11,517,524
Pediatrix Medical Group, Inc. (a)	424,370	5,644,121
Pennant Group, Inc. (a)	145,438	1,745,256
PetIQ, Inc. Class A (a)	130,340	1,659,228
Precipio, Inc. (a)	122,545	71,076
Premier, Inc.	603,608	15,090,200
Privia Health Group, Inc. (a)	471,726	11,769,564
Progyny, Inc. (a)	384,967	14,340,021
Psychemedics Corp.	23,285	110,371
R1 RCM, Inc. (a)	700,666	11,385,823
RadNet, Inc. (a)	246,822	7,143,029
Regional Health Properties, Inc. (a)	10,653	32,172
Select Medical Holdings Corp.	530,558	14,521,372
Sonida Senior Living, Inc. (a)	14,803	122,569
Star Equity Holdings, Inc. (a)(b)	25,704	26,218
SunLink Health Systems, Inc. (a)	28,390	27,254
Surgery Partners, Inc. (a)	342,960	12,854,141
Talkspace, Inc. Class A (a)	459,594	491,766
Tenet Healthcare Corp. (a)	550,925	39,225,860
The Ensign Group, Inc.	284,385	25,199,355
The Joint Corp. (a)	76,462	1,084,231
The Oncology Institute, Inc. (a)(b)	118,959	50,855
U.S. Physical Therapy, Inc. (b)	74,691	7,629,686
Vivos Therapeutics, Inc. (a)(b)	109,838	41,914
		528,497,380
Health Care Technology - 0.8%
Akili, Inc. (a)	78,287	91,596
American Well Corp. (a)	1,288,846	2,848,350
Augmedix, Inc. (a)(b)	139,837	517,397
Better Therapeutics, Inc. (a)	32,063	22,447
Biotricity, Inc. (a)(b)	210,201	145,039
CareCloud, Inc. (a)	41,126	115,564
Certara, Inc. (a)	536,733	11,153,312
Computer Programs & Systems, Inc. (a)	74,430	1,775,900
Definitive Healthcare Corp. (a)	206,573	2,012,021
Doximity, Inc. (a)(b)	605,147	18,559,858
Evolent Health, Inc. (a)	462,717	13,483,573
Forian, Inc. (a)(b)	94,966	226,969
GoodRx Holdings, Inc. (a)	380,235	2,064,676
Health Catalyst, Inc. (a)	286,398	3,224,841
HealthStream, Inc.	120,079	2,764,219
HTG Molecular Diagnostics (a)(b)	2,421	5,157
iCAD, Inc. (a)	114,803	148,096
iSpecimen, Inc. (a)	12,403	15,876
Lifemd, Inc. (a)(b)	110,367	215,216
MultiPlan Corp. Class A (a)(b)	1,212,583	1,685,490
Nextgen Healthcare, Inc. (a)	275,574	4,290,687
OptimizeRx Corp. (a)	87,884	1,233,891
Phreesia, Inc. (a)	271,086	8,138,002
Schrodinger, Inc. (a)	270,316	9,042,070
SCWorx, Corp. (a)	36,387	9,170
Sharecare, Inc. Class A (a)	1,617,145	2,409,546
Simulations Plus, Inc.	82,458	3,643,819
Streamline Health Solutions, Inc. (a)	193,412	290,118
Tabula Rasa HealthCare, Inc. (a)(b)	121,160	643,360
Teladoc Health, Inc. (a)(b)	831,014	19,237,974
Trxade Health, Inc. (a)	24,189	6,773
UpHealth, Inc. (a)(b)	24,977	37,965
Veeva Systems, Inc. Class A (a)	717,044	118,814,191
Veradigm, Inc. (a)(b)	564,749	6,652,743
		235,525,906
Life Sciences Tools & Services - 0.9%
10X Genomics, Inc. (a)	487,374	25,567,640
Adaptive Biotechnologies Corp. (a)	575,562	4,005,912
Akoya Biosciences, Inc. (a)	86,565	487,361
Alpha Teknova, Inc. (a)	30,531	117,239
Applied DNA Sciences, Inc. (a)(b)	64,176	70,594
Avantor, Inc. (a)	3,433,681	68,467,599
Azenta, Inc. (a)	351,756	15,213,447
BioLife Solutions, Inc. (a)(b)	178,483	4,167,578
BioNano Genomics, Inc. (a)(b)	1,520,095	1,051,754
Bruker Corp.	508,660	35,148,406
Champions Oncology, Inc. (a)(b)	20,633	101,102
ChromaDex, Inc. (a)(b)	294,009	414,553
Codexis, Inc. (a)	344,426	761,181
CryoPort, Inc. (a)	249,030	4,584,642
Cytek Biosciences, Inc. (a)(b)	406,729	3,176,553
Harvard Bioscience, Inc. (a)	185,923	1,039,310
Inotiv, Inc. (a)(b)	92,132	560,163
Maravai LifeSciences Holdings, Inc. (a)	553,402	7,105,682
MaxCyte, Inc. (a)	461,886	1,884,495
Medpace Holdings, Inc. (a)	127,960	26,483,881
Miromatrix Medical, Inc. (a)(b)	78,843	74,901
Nanostring Technologies, Inc. (a)	220,959	1,301,449
Nautilus Biotechnology, Inc. (a)(b)	279,353	798,950
OmniAb, Inc. (a)	523,573	2,261,835
Pacific Biosciences of California, Inc. (a)(b)	1,164,018	14,410,543
Personalis, Inc. (a)	196,639	353,950
Phenomex, Inc. (a)	327,347	229,143
Quanterix Corp. (a)	176,600	3,463,126
Quantum-Si, Inc. (a)	431,243	651,177
Rapid Micro Biosystems, Inc. (a)	45,036	47,288
Science 37 Holdings, Inc. (a)(b)	300,989	77,174
Seer, Inc. (a)	180,470	664,130
SeqLL, Inc. (a)(b)	58,015	30,017
Singular Genomics Systems, Inc. (a)(b)	209,084	220,584
SomaLogic, Inc. Class A (a)	806,575	2,443,922
Sotera Health Co. (a)	507,041	7,144,208
Standard BioTools, Inc. (a)(b)	381,833	897,308
Syneos Health, Inc. (a)	520,700	21,661,120
Telesis Bio, Inc. (a)(b)	38,866	62,186
		257,202,103
Pharmaceuticals - 1.3%
9 Meters Biopharma, Inc. (a)(b)	60,243	42,170
AcelRx Pharmaceuticals, Inc. (a)(b)	30,216	30,095
Acer Therapeutics, Inc. (a)(b)	56,697	50,460
Aclaris Therapeutics, Inc. (a)	264,520	2,208,742
Adamis Pharmaceuticals Corp. (a)(b)	11,025	23,042
Adial Pharmaceuticals, Inc. (a)(b)	72,885	19,169
Agile Therapeutics, Inc. (a)(b)	4,098	15,531
Alimera Sciences, Inc. (a)(b)	13,786	37,912
Amneal Pharmaceuticals, Inc. (a)	503,078	1,177,203
Amphastar Pharmaceuticals, Inc. (a)	191,115	8,479,773
Amylyx Pharmaceuticals, Inc. (a)	204,677	5,053,475
AN2 Therapeutics, Inc. (a)(b)	25,434	142,685
Anebulo Pharmaceuticals, Inc. (a)	1,879	4,247
Angion Biomedica Corp. (a)	106,786	104,650
ANI Pharmaceuticals, Inc. (a)	61,901	2,794,211
Aquestive Therapeutics, Inc. (a)(b)	197,280	455,717
Artelo Biosciences, Inc. (a)(b)	6,676	11,683
Arvinas Holding Co. LLC (a)	253,287	5,529,255
Assertio Holdings, Inc. (a)(b)	251,358	1,591,096
Atea Pharmaceuticals, Inc. (a)	386,431	1,541,860
Athira Pharma, Inc. (a)	165,306	457,898
Avenue Therapeutics, Inc. (a)(b)	3,511	3,792
Axsome Therapeutics, Inc. (a)(b)	174,170	12,850,263
Aytu BioScience, Inc. (a)(b)	8,714	14,552
Baudax Bio, Inc. (a)(b)	919	482
Biofrontera, Inc. (a)(b)	38,356	18,027
Biote Corp. Class A (a)(b)	44,344	242,562
Bright Green Corp. (a)(b)	366,446	377,439
Calcimedica, Inc. (a)	3,068	12,579
Cara Therapeutics, Inc. (a)	231,412	735,890
Cassava Sciences, Inc. (a)(b)	202,341	4,595,164
Cingulate, Inc. (a)(b)	103,324	94,025
Citius Pharmaceuticals, Inc. (a)(b)	701,668	813,935
Clearside Biomedical, Inc. (a)	285,869	308,739
Clever Leaves Holdings, Inc. (a)(b)	102,645	25,620
CNS Pharmaceuticals, Inc. (a)(b)	2,168	3,989
Cocrystal Pharma, Inc. (a)	44,260	95,602
Cognition Therapeutics, Inc. (a)	64,797	132,834
Collegium Pharmaceutical, Inc. (a)	169,471	3,740,225
Context Therapeutics, Inc. (a)(b)	38,936	33,874
Corcept Therapeutics, Inc. (a)	462,453	10,863,021
CorMedix, Inc. (a)(b)	206,148	991,572
Cumberland Pharmaceuticals, Inc. (a)	31,889	51,341
CymaBay Therapeutics, Inc. (a)	459,760	4,128,645
Dare Bioscience, Inc. (a)	446,551	451,017
DICE Therapeutics, Inc. (a)	170,632	5,393,678
Durect Corp. (a)(b)	116,553	716,801
Edgewise Therapeutics, Inc. (a)	206,000	2,084,720
Elanco Animal Health, Inc. (a)	2,268,893	18,491,478
Elanco Animal Health, Inc. rights (a)(c)	223,265	2
Eloxx Pharmaceuticals, Inc. (a)(b)	8,839	59,486
Enliven Therapeutics, Inc. (a)(b)	17,713	324,148
Enliven Therapeutics, Inc. rights (a)(c)	72,018	1
Enveric Biosciences, Inc. (a)(b)	2,397	10,043
Esperion Therapeutics, Inc. (a)	324,945	441,925
Eton Pharmaceuticals, Inc. (a)(b)	91,944	364,098
Evoke Pharma, Inc. (a)	11,626	18,950
Evolus, Inc. (a)(b)	194,761	1,762,587
Eyenovia, Inc. (a)	153,692	436,485
Eyepoint Pharmaceuticals, Inc. (a)(b)	112,405	680,050
Fulcrum Therapeutics, Inc. (a)	277,841	755,728
Gri Bio, Inc. (a)(b)	275	1,647
Harmony Biosciences Holdings, Inc. (a)	150,820	5,215,356
Harrow Health, Inc. (a)	138,933	2,620,276
Hepion Pharmaceuticals, Inc. (a)(b)	19,596	188,122
Hoth Therapeutics, Inc. (a)(b)	2,593	4,097
Ikena Oncology, Inc. (a)	121,555	784,030
Innoviva, Inc. (a)(b)	321,428	4,336,064
Intra-Cellular Therapies, Inc. (a)	451,059	26,783,883
Jaguar Health, Inc. (a)(b)	2,825	1,875
Jazz Pharmaceuticals PLC (a)	320,671	41,097,195
Journey Medical Corp. (a)(b)	25,020	28,273
Kala Pharmaceuticals, Inc. (a)(b)	5,064	72,415
Kiora Pharmaceuticals, Inc. (a)(b)	3,051	6,407
Landos Biopharma, Inc. (a)(b)	3,482	9,610
Lexaria Bioscience Corp. (a)(b)	39,100	29,043
Ligand Pharmaceuticals, Inc.:
Class B (a)	80,889	5,668,701
General CVR (a)(c)	26,087	130
Glucagon CVR (a)(c)	26,087	86
rights (a)(c)	26,087	196
TR Beta CVR (a)(c)	26,087	4,657
Lipocine, Inc. (a)	28,059	129,071
Liquidia Corp. (a)	249,853	2,028,806
Longboard Pharmaceuticals, Inc. (a)	61,744	427,886
Lyra Therapeutics, Inc. (a)(b)	74,808	192,257
Mallinckrodt PLC (a)	61,576	169,334
Marinus Pharmaceuticals, Inc. (a)(b)	239,675	1,704,089
Mind Medicine (MindMed), Inc. (a)(b)	177,286	627,592
MyMD Pharmaceuticals, Inc. (a)(b)	151,441	263,507
Nektar Therapeutics (a)	964,387	559,441
NGM Biopharmaceuticals, Inc. (a)	190,443	577,042
NovaBay Pharmaceuticals, Inc. (a)(b)	3,965	2,577
Novan, Inc. (a)(b)	80,483	109,457
NRX Pharmaceuticals, Inc. (a)(b)	226,105	158,274
Nutriband, Inc. (a)	34,762	97,681
Nuvation Bio, Inc. (a)	692,663	1,122,114
Ocular Therapeutix, Inc. (a)(b)	404,147	2,586,541
Ocuphire Pharma, Inc. (a)(b)	90,596	349,701
Ocuphire Pharma, Inc. rights (a)(c)	5,723	0
Omeros Corp. (a)(b)	326,203	2,022,459
Onconova Therapeutics, Inc. (a)(b)	81,912	95,837
OptiNose, Inc. (a)	412,058	515,073
Pacira Biosciences, Inc. (a)	234,146	8,904,572
Palisade Bio, Inc. (a)(b)	1,218	1,608
Palisade Bio, Inc. rights (a)(c)	117,971	1
Paratek Pharmaceuticals, Inc. (a)(b)	242,114	370,434
PaxMedica, Inc. (b)	27,353	35,832
Perrigo Co. PLC	690,268	22,060,965
Petros Pharmaceuticals, Inc. (a)	4,888	11,389
Phathom Pharmaceuticals, Inc. (a)(b)	119,885	1,409,848
Phibro Animal Health Corp. Class A	103,174	1,372,214
Pliant Therapeutics, Inc. (a)	217,467	4,703,811
Prestige Brands Holdings, Inc. (a)	253,586	14,512,727
Processa Pharmaceuticals, Inc. (a)(b)	30,637	18,995
ProPhase Labs, Inc. (b)	64,171	608,983
Pulmatrix, Inc. (a)	13,776	37,471
Rain Oncology, Inc. (a)(b)	90,385	100,327
Rani Therapeutics Holdings, Inc. (a)(b)	49,947	203,784
Reata Pharmaceuticals, Inc. (a)(b)	142,264	12,810,873
Relmada Therapeutics, Inc. (a)	123,044	349,445
Revance Therapeutics, Inc. (a)	418,198	12,780,131
Reviva Pharmaceuticals Holdings, Inc. (a)(b)	78,989	482,623
Royalty Pharma PLC	1,887,815	61,807,063
RVL Pharmaceuticals PLC (a)(b)	134,224	112,748
Satsuma Pharmaceuticals, Inc. (a)	101,138	106,195
Scilex Holding Co.	338,415	1,812,212
scPharmaceuticals, Inc. (a)(b)	87,382	927,997
SCYNEXIS, Inc. (a)	148,515	371,288
Seelos Therapeutics, Inc. (a)(b)	568,067	529,041
Seelos Therapeutics, Inc. rights (a)(b)(c)	3,233	0
SenesTech, Inc. (a)(b)	4,065	4,715
SIGA Technologies, Inc.	201,219	1,128,839
Sonoma Pharmaceuticals, Inc. (a)(b)	29,083	27,920
Supernus Pharmaceuticals, Inc. (a)	272,809	9,040,890
Tarsus Pharmaceuticals, Inc. (a)	92,877	1,555,690
Terns Pharmaceuticals, Inc. (a)(b)	152,707	1,620,221
TFF Pharmaceuticals, Inc. (a)	107,824	49,599
TherapeuticsMD, Inc. (a)(b)	46,239	191,892
Theravance Biopharma, Inc. (a)(b)	292,719	3,272,598
Theseus Pharmaceuticals, Inc. (a)(b)	78,503	571,502
Third Harmonics Bio, Inc. (b)	57,348	274,697
Timber Pharmaceuticals, Inc. (a)(b)	13,966	20,251
Titan Pharmaceuticals, Inc. (a)(b)	30,111	23,005
Trevi Therapeutics, Inc. (a)	100,272	216,588
Ventyx Biosciences, Inc. (a)	139,803	4,819,009
Verrica Pharmaceuticals, Inc. (a)(b)	92,708	525,654
Virpax Pharmaceuticals, Inc. (a)(b)	43,732	34,325
Vyne Therapeutics, Inc. (a)(b)	14,700	92,463
WAVE Life Sciences (a)	326,010	1,291,000
Xeris Biopharma Holdings, Inc. (a)(b)	703,347	1,800,568
Xeris Biopharma Holdings, Inc. rights (a)(c)	264,044	3
Zevra Therapeutics, Inc. (a)(b)	160,783	810,346
Zynerba Pharmaceuticals, Inc. (a)	238,972	79,817
		376,381,214
TOTAL HEALTH CARE		4,026,697,882
INDUSTRIALS - 17.0%
Aerospace & Defense - 1.1%
AAR Corp. (a)	167,426	8,389,717
Aerojet Rocketdyne Holdings, Inc. (a)	381,250	20,770,500
AeroVironment, Inc. (a)	127,980	11,954,612
AerSale Corp. (a)	83,189	1,249,499
Air Industries Group, Inc. (a)	11,856	41,852
Archer Aviation, Inc. Class A (a)(b)	739,121	2,202,581
Astra Space, Inc. Class A (a)(b)	709,808	255,460
Astronics Corp. (a)	135,380	2,152,542
BWX Technologies, Inc.	465,045	28,051,514
Byrna Technologies, Inc. (a)(b)	82,118	383,491
Cadre Holdings, Inc.	79,218	1,655,656
CPI Aerostructures, Inc. (a)	17,477	62,568
Curtiss-Wright Corp.	195,541	30,907,210
Ducommun, Inc. (a)	55,151	2,258,985
HEICO Corp.	232,694	35,969,839
HEICO Corp. Class A	315,957	38,499,360
Hexcel Corp.	429,649	29,641,485
Innovative Solutions & Support, Inc. (a)	66,519	436,365
Kaman Corp.	146,496	3,044,187
Kratos Defense & Security Solutions, Inc. (a)	651,668	8,562,918
Mercury Systems, Inc. (a)	295,543	11,996,090
Momentus, Inc. Class A (a)(b)	265,515	89,319
Moog, Inc. Class A	145,441	14,138,320
National Presto Industries, Inc.	27,655	2,061,404
Park Aerospace Corp.	97,683	1,279,647
Parsons Corp. (a)	169,967	7,595,825
Redwire Corp. (a)(b)	116,554	284,392
Rocket Lab U.S.A., Inc. Class A (a)(b)	1,104,431	5,058,294
Sidus Space, Inc. Class A (a)	18,142	3,532
SIFCO Industries, Inc. (a)	15,279	38,961
Spirit AeroSystems Holdings, Inc. Class A	534,396	14,209,590
Terran Orbital Corp. Class A (a)(b)	307,817	360,146
Triumph Group, Inc. (a)	330,864	3,702,368
V2X, Inc. (a)	56,773	2,341,886
Virgin Galactic Holdings, Inc. (a)(b)	1,209,973	4,186,507
VirTra, Inc. (a)	49,324	385,220
Woodward, Inc.	304,241	32,070,044
		326,291,886
Air Freight & Logistics - 0.2%
Air T, Inc. (a)	7,483	191,789
Air Transport Services Group, Inc. (a)	289,224	4,830,041
Forward Air Corp.	135,905	13,219,479
GXO Logistics, Inc. (a)	603,573	33,751,802
Hub Group, Inc. Class A (a)	167,213	12,300,188
Radiant Logistics, Inc. (a)	192,256	1,201,600
		65,494,899
Building Products - 1.9%
AAON, Inc.	214,449	18,573,428
Advanced Drain Systems, Inc.	318,618	30,832,664
Alpha PRO Tech Ltd. (a)(b)	58,285	216,820
American Woodmark Corp. (a)	84,612	5,034,414
Apogee Enterprises, Inc.	115,323	4,256,572
Applied UV, Inc. (a)	4,242	8,187
Armstrong World Industries, Inc.	230,184	14,372,689
AZZ, Inc.	131,333	4,584,835
Builders FirstSource, Inc. (a)	748,471	86,785,212
Carlisle Companies, Inc.	263,147	55,902,949
CEA Industrie, Inc. (a)(b)	42,281	30,954
CSW Industrials, Inc.	79,110	11,211,469
Fortune Brands Home & Security, Inc.	652,197	39,425,309
Gibraltar Industries, Inc. (a)	159,652	8,349,800
Griffon Corp.	244,111	7,694,379
Hayward Holdings, Inc. (a)	700,152	7,603,651
Insteel Industries, Inc.	100,755	3,015,597
Janus International Group, Inc. (a)	415,254	3,666,693
Jeld-Wen Holding, Inc. (a)	430,223	5,631,619
Lennox International, Inc.	163,858	45,144,518
Masonite International Corp. (a)	113,561	10,001,317
MasterBrand, Inc. (a)	653,052	6,778,680
Molekule Group, Inc. (a)(b)	41,194	73,737
Owens Corning	474,347	50,437,317
PGT Innovations, Inc. (a)	304,913	7,583,186
Quanex Building Products Corp.	175,472	3,686,667
Resideo Technologies, Inc. (a)	742,149	11,896,648
Simpson Manufacturing Co. Ltd.	217,750	25,735,873
Tecnoglass, Inc.	101,377	3,872,601
The AZEK Co., Inc. (a)	616,797	14,340,530
Trex Co., Inc. (a)	558,095	28,658,178
UFP Industries, Inc.	314,247	24,542,691
View, Inc. Class A (a)(b)	371,248	57,878
Zurn Elkay Water Solutions Cor	736,273	16,573,505
		556,580,567
Commercial Services & Supplies - 1.0%
ABM Industries, Inc.	336,643	14,866,155
ACCO Brands Corp.	480,567	2,325,944
Acme United Corp.	16,548	413,369
ACV Auctions, Inc. Class A (a)	598,606	10,200,246
Aqua Metals, Inc. (a)(b)	417,030	429,541
ARC Document Solutions, Inc.	180,919	515,619
Aris Water Solution, Inc. Class A	137,447	1,263,138
Aurora Innovation, Inc. (a)	1,884,688	2,657,410
Avalon Holdings Corp. Class A (a)	10,039	23,190
Brady Corp. Class A	235,775	11,241,752
BrightView Holdings, Inc. (a)	197,542	1,303,777
Casella Waste Systems, Inc. Class A (a)	256,661	23,140,556
CECO Environmental Corp. (a)	148,534	1,598,226
Cimpress PLC (a)	100,733	4,813,023
Clean Harbors, Inc. (a)	255,844	35,920,498
CompX International, Inc. Class A	7,054	131,204
CoreCivic, Inc. (a)	599,779	5,170,095
Deluxe Corp.	227,291	3,459,369
Driven Brands Holdings, Inc. (a)	283,765	7,045,885
DSS, Inc. (a)(b)	368,091	71,888
Ennis, Inc.	130,219	2,522,342
Fuel Tech, Inc. (a)	97,438	132,516
Greenwave Technology Solutions, Inc. (a)	38,204	29,799
Harsco Corp. (a)	411,020	3,477,229
Healthcare Services Group, Inc.	376,687	5,089,041
Heritage-Crystal Clean, Inc. (a)	84,117	2,789,320
HNI Corp.	208,775	5,323,763
Interface, Inc.	295,462	2,047,552
JanOne, Inc. (a)(b)	12,858	15,172
Kimball International, Inc. Class B	184,463	2,268,895
Knightscope, Inc. Class A (a)(b)	117,670	44,891
Liquidity Services, Inc. (a)(b)	131,149	1,984,284
Matthews International Corp. Class A	155,599	5,990,562
Millerknoll, Inc.	382,507	5,182,970
Montrose Environmental Group, Inc. (a)	141,382	4,961,094
MSA Safety, Inc.	188,129	25,879,025
NL Industries, Inc.	42,762	239,040
Odyssey Marine Exploration, Inc. (a)(b)	77,142	269,997
OpenLane, Inc. (a)	556,573	8,359,726
Performant Financial Corp. (a)	328,053	780,766
Perma-Fix Environmental Services, Inc. (a)	74,105	800,334
Pitney Bowes, Inc.	815,501	2,707,463
Quad/Graphics, Inc. (a)	169,850	555,410
Quest Resource Holding Corp. (a)	60,022	324,119
Shapeways Holdings, Inc. (a)(b)	53,856	27,402
SP Plus Corp. (a)	103,277	3,760,316
Steelcase, Inc. Class A	478,890	3,107,996
Stericycle, Inc. (a)	466,080	19,645,272
Team, Inc. (a)	18,931	132,328
Tetra Tech, Inc.	270,535	37,190,446
The Brink's Co.	238,302	15,854,232
The GEO Group, Inc. (a)	644,677	4,809,290
TOMI Environmental Solutions, Inc. (a)(b)	98,467	49,627
UniFirst Corp.	76,820	13,144,670
Viad Corp. (a)	106,262	2,467,404
Virco Manufacturing Co. (a)	41,412	157,780
VSE Corp.	53,575	2,519,632
Wilhelmina International, Inc. (a)	26,755	100,064
		311,332,654
Construction & Engineering - 1.3%
AECOM	703,357	54,897,014
Ameresco, Inc. Class A (a)(b)	172,252	7,420,616
API Group Corp. (a)	1,028,447	23,242,902
Arcosa, Inc.	246,422	16,180,069
Argan, Inc.	71,835	2,905,726
Bowman Consulting Group Ltd. (a)	42,990	1,164,599
Comfort Systems U.S.A., Inc.	182,002	26,932,656
Concrete Pumping Holdings, Inc. (a)	127,244	883,073
Construction Partners, Inc. Class A (a)	214,504	5,935,326
Dycom Industries, Inc. (a)	150,518	15,267,041
EMCOR Group, Inc.	241,374	39,788,090
Fluor Corp. (a)	726,945	19,307,659
FTE Networks, Inc. (a)(b)(c)	20,159	29,835
Granite Construction, Inc.	223,504	8,088,610
Great Lakes Dredge & Dock Corp. (a)	355,958	2,256,774
IES Holdings, Inc. (a)	45,920	2,177,526
INNOVATE Corp. (a)(b)	250,722	325,939
iSun, Inc. (a)(b)	31,064	16,464
Limbach Holdings, Inc. (a)	44,680	930,684
MasTec, Inc. (a)	301,447	30,554,668
Matrix Service Co. (a)	132,816	718,535
MDU Resources Group, Inc.	1,036,399	30,242,123
MYR Group, Inc. (a)	84,322	10,751,055
Northwest Pipe Co. (a)	53,035	1,408,610
Orbital Infrastructure Group I (a)(b)	8,977	17,774
Orion Group Holdings, Inc. (a)	151,697	367,107
Primoris Services Corp.	271,371	7,272,743
Safe & Green Holdings Corp. (a)(b)	44,156	33,779
Sterling Construction Co., Inc. (a)	153,907	7,090,495
Tutor Perini Corp. (a)	217,931	1,176,827
Valmont Industries, Inc.	108,579	28,477,014
Williams Industrial Services G (a)(b)	92,433	41,595
Willscot Mobile Mini Holdings (a)	1,061,843	45,744,196
		391,647,124
Electrical Equipment - 1.6%
374Water, Inc. (a)	131,420	340,378
Acuity Brands, Inc.	163,223	24,596,074
Advent Technologies Holdings, Inc. Class A (a)(b)	155,734	127,717
Allied Motion Technologies, Inc.	71,409	2,422,907
American Superconductor Corp. (a)	145,513	682,456
Amprius Technologies, Inc. (a)	64,090	487,725
Array Technologies, Inc. (a)	713,606	15,820,645
Atkore, Inc. (a)	201,212	23,495,525
Ault Alliance, Inc. (a)(b)	4,597	51,211
Babcock & Wilcox Enterprises, Inc. (a)	378,130	1,815,024
Beam Global (a)(b)	40,179	477,327
Blink Charging Co. (a)(b)	245,507	1,652,262
Bloom Energy Corp. Class A (a)(b)	918,471	12,601,422
Broadwind, Inc. (a)	104,100	390,375
Capstone Turbine Corp. (a)(b)	62,110	71,427
ChargePoint Holdings, Inc. Class A (a)(b)	1,338,229	12,940,674
Dragonfly Energy Holdings Corp. (a)(b)	36,914	97,453
Encore Wire Corp. (b)	93,712	15,337,843
Energous Corp. (a)(b)	367,854	110,319
Energy Focus, Inc. (a)(b)	14,394	6,024
Energy Vault Holdings, Inc. Class A (a)(b)	348,520	731,892
EnerSys	208,368	20,267,955
Enovix Corp. (a)(b)	562,618	7,465,941
Eos Energy Enterprises, Inc. (a)(b)	395,910	874,961
Espey Manufacturing & Electronics Corp.	5,111	86,376
ESS Tech, Inc. Class A (a)(b)	267,236	307,321
Expion360, Inc. (a)(b)	17,824	81,456
Fluence Energy, Inc. (a)(b)	190,616	4,727,277
Flux Power Holdings, Inc. (a)	56,369	194,473
FTC Solar, Inc. (a)(b)	197,497	545,092
FuelCell Energy, Inc. (a)(b)	2,050,918	4,347,946
GrafTech International Ltd.	976,139	4,187,636
Heliogen, Inc. (a)	460,629	112,946
Hubbell, Inc. Class B	272,640	77,009,894
Ideal Power, Inc. (a)(b)	24,809	272,899
KULR Technology Group, Inc. (a)(b)	341,037	228,495
LSI Industries, Inc.	145,738	1,694,933
NeoVolta, Inc. (a)	136,019	403,976
Nextracker, Inc. Class A (b)	134,818	5,156,789
NuScale Power Corp. (a)(b)	112,465	843,488
Nuvve Holding Corp. (a)(b)	70,064	36,433
nVent Electric PLC	850,882	36,911,261
Ocean Power Technologies, Inc. (a)(b)	307,439	159,868
Orion Energy Systems, Inc. (a)	143,884	212,229
Pineapple Energy, Inc. (a)	13,522	17,849
Pineapple Energy, Inc. rights (a)(c)	13,969	0
Pioneer Power Solutions, Inc. (a)	18,058	99,138
Plug Power, Inc. (a)(b)	2,663,477	22,160,129
Polar Power, Inc. (a)(b)	50,064	67,586
Powell Industries, Inc.	46,588	2,678,810
Preformed Line Products Co.	15,125	2,324,864
Regal Rexnord Corp.	337,009	43,774,099
Sensata Technologies, Inc. PLC	778,339	32,316,635
SES AI Corp. Class A (a)(b)	761,701	1,150,169
Shoals Technologies Group, Inc. (a)	818,212	19,219,800
SKYX Platforms Corp. (a)(b)	194,195	611,714
Stem, Inc. (a)(b)	729,502	4,026,851
SunPower Corp. (a)(b)	437,132	4,633,599
Sunrun, Inc. (a)(b)	1,086,203	19,160,621
Sunworks, Inc. (a)(b)	170,755	239,057
Thermon Group Holdings, Inc. (a)	171,234	3,928,108
TPI Composites, Inc. (a)(b)	211,963	2,259,526
Ultralife Corp. (a)	50,839	214,032
Vertiv Holdings Co.	1,531,230	29,552,739
Vicor Corp. (a)	115,375	6,386,006
Westwater Resources, Inc. (a)	257,062	217,346
		475,425,003
Ground Transportation - 2.3%
ArcBest Corp.	124,052	10,393,077
Avis Budget Group, Inc. (a)	126,363	21,202,448
Bird Global, Inc. Class A (a)(b)	29,343	59,566
Covenant Transport Group, Inc. Class A	43,041	1,642,875
Daseke, Inc. (a)	300,223	1,801,338
FTAI Infrastructure LLC	507,525	1,649,456
Getaround, Inc. (a)(b)	283,878	153,010
Heartland Express, Inc.	243,936	3,805,402
Hertz Global Holdings, Inc. (a)(b)	819,095	12,843,410
Knight-Swift Transportation Holdings, Inc. Class A	818,759	45,023,557
Landstar System, Inc.	181,843	31,891,625
Lyft, Inc. (a)	1,632,495	14,725,105
Marten Transport Ltd.	293,719	6,212,157
Micromobility.Com, Inc. (a)(b)	27,498	9,404
P.A.M. Transportation Services, Inc. (a)	34,886	912,618
Patriot Transportation Holding, Inc. (a)	5,555	48,106
RXO, Inc. (a)	590,535	12,324,465
Ryder System, Inc.	256,342	20,207,440
Saia, Inc. (a)	134,853	38,319,828
Schneider National, Inc. Class B	187,222	4,852,794
TuSimple Holdings, Inc. (a)	684,742	1,383,179
U-Haul Holding Co. (b)	54,262	2,863,406
U-Haul Holding Co. (non-vtg.)	446,584	20,672,373
U.S. Xpress Enterprises, Inc. (a)	163,255	992,590
Uber Technologies, Inc. (a)	10,149,972	384,988,402
Universal Logistics Holdings, Inc.	34,357	912,178
Werner Enterprises, Inc.	300,426	13,194,710
XPO, Inc. (a)	586,174	27,509,146
Yellow Corp. (a)(b)	162,737	206,676
		680,800,341
Industrial Conglomerates - 0.0%
Gaucho Group Holdings, Inc. (a)(b)	6,191	3,621
Machinery - 2.9%
3D Systems Corp. (a)	684,745	5,614,909
AGCO Corp.	315,643	34,809,110
AgEagle Aerial Systems, Inc. (a)(b)	450,141	164,301
Agrify Corp. (a)(b)	10,369	1,868
Alamo Group, Inc.	52,168	8,683,885
Albany International Corp. Class A	157,875	13,406,745
Allison Transmission Holdings, Inc.	468,828	22,175,564
Art's-Way Manufacturing Co., Inc. (a)(b)	30,694	73,359
Astec Industries, Inc.	116,428	4,291,536
Barnes Group, Inc.	256,510	10,093,669
Berkshire Grey, Inc. Class A (a)(b)	266,302	370,160
Blue Bird Corp. (a)	88,706	2,249,584
Chart Industries, Inc. (a)	217,547	23,871,432
Chicago Rivet & Machine Co.	744	18,154
CIRCOR International, Inc. (a)	104,725	3,034,931
Columbus McKinnon Corp. (NY Shares)	145,386	5,303,681
Commercial Vehicle Group, Inc. (a)	156,495	1,535,216
Crane Co.	242,904	17,649,405
Crane Nxt Co.	242,118	12,742,670
Desktop Metal, Inc. (a)(b)	1,233,615	2,294,524
Donaldson Co., Inc.	617,229	36,126,413
Douglas Dynamics, Inc.	119,173	3,367,829
Eastern Co.	27,962	455,501
Energy Recovery, Inc. (a)	284,489	6,773,683
Enerpac Tool Group Corp. Class A	290,816	7,392,543
EnPro Industries, Inc.	106,311	10,745,916
ESAB Corp.	263,138	15,451,463
ESCO Technologies, Inc.	130,836	11,775,240
Fathom Digital Manufacturing Corp. (a)(b)	11,615	5,343
Federal Signal Corp.	308,744	16,360,345
Flowserve Corp.	665,717	21,669,088
Franklin Electric Co., Inc.	198,419	18,048,192
FreightCar America, Inc. (a)(b)	59,962	168,493
Gates Industrial Corp. PLC (a)	638,392	7,481,954
Gencor Industries, Inc. (a)	72,880	1,024,693
Gorman-Rupp Co.	116,998	2,799,762
Graco, Inc.	853,454	65,280,696
Graham Corp. (a)	48,971	543,088
Helios Technologies, Inc.	166,893	8,252,859
Hillenbrand, Inc.	353,630	16,963,631
Hillman Solutions Corp. Class A (a)	861,748	6,980,159
Hurco Companies, Inc.	29,659	624,322
Hydrofarm Holdings Group, Inc. (a)(b)	219,831	201,607
Hyliion Holdings Corp. Class A (a)(b)	721,251	1,182,852
Hyster-Yale Materials Handling, Inc. Class A	54,403	2,543,884
Hyzon Motors, Inc. Class A (a)(b)	430,972	237,035
ITT, Inc.	415,935	31,677,610
John Bean Technologies Corp.	162,349	17,308,027
Kadant, Inc.	59,327	11,255,518
Kennametal, Inc.	405,003	10,092,675
L.B. Foster Co. Class A (a)	55,793	739,257
Laser Photonics Corp. (b)	21,653	63,660
Lightning eMotors, Inc. (a)(b)	7,306	29,151
Lincoln Electric Holdings, Inc.	292,678	49,655,749
Lindsay Corp.	56,053	6,603,043
LiqTech International, Inc. (a)(b)	10,278	34,945
Luxfer Holdings PLC sponsored	141,285	2,028,853
Manitex International, Inc. (a)	77,667	354,550
Manitowoc Co., Inc. (a)	180,560	2,591,036
Markforged Holding Corp. (a)(b)	466,550	415,230
Mayville Engineering Co., Inc. (a)	50,834	590,183
Microvast Holdings, Inc. (a)(b)	1,007,911	1,249,810
Middleby Corp. (a)	273,702	36,128,664
Miller Industries, Inc.	58,559	1,924,249
Mueller Industries, Inc.	289,640	21,508,666
Mueller Water Products, Inc. Class A	790,945	10,835,947
Nikola Corp. (a)(b)	1,970,158	1,229,379
NN, Inc. (a)	221,997	390,715
Nuburu, Inc. (a)	60,499	42,501
Nxu, Inc. (a)(b)	23,455	11,493
Omega Flex, Inc.	15,666	1,631,927
Oshkosh Corp.	332,989	24,584,578
P&F Industries, Inc. Class A	17,358	107,272
Park-Ohio Holdings Corp.	42,741	674,026
Perma-Pipe International Holdings, Inc. (a)	39,684	409,539
Proterra, Inc. Class A (a)(b)	992,863	1,062,363
Proto Labs, Inc. (a)	140,215	4,313,013
RBC Bearings, Inc. (a)	148,232	29,392,923
REV Group, Inc.	163,052	1,653,347
Sarcos Technology and Robotics Corp. Class A (a)	382,683	149,285
Shyft Group, Inc. (The)	162,757	3,826,417
SPX Technologies, Inc. (a)	231,832	17,702,692
Standex International Corp.	61,434	8,366,696
Symbotic, Inc. (a)(b)	76,072	2,508,855
Taylor Devices, Inc. (a)	13,886	258,280
Tennant Co.	96,016	7,018,770
Terex Corp.	343,496	15,927,910
The Greenbrier Companies, Inc.	168,380	4,574,885
The L.S. Starrett Co. Class A (a)	32,456	357,016
Timken Co.	337,229	24,128,735
Titan International, Inc. (a)	267,353	2,644,121
Toro Co.	531,597	52,006,135
Trinity Industries, Inc.	416,377	8,806,374
Twin Disc, Inc. (a)	49,835	560,145
Urban-Gro, Inc. (a)(b)	45,688	56,196
Velo3D, Inc. (a)(b)	328,795	634,574
Wabash National Corp.	245,995	5,768,583
Watts Water Technologies, Inc. Class A	139,418	22,090,782
Xos, Inc. Class A (a)(b)	276,658	115,643
		878,933,287
Marine Transportation - 0.1%
Eagle Bulk Shipping, Inc. (b)	52,649	2,068,053
Genco Shipping & Trading Ltd.	191,003	2,370,347
Kirby Corp. (a)	305,893	21,889,703
Matson, Inc.	192,485	13,152,500
Pangaea Logistics Solutions Ltd.	184,072	1,056,573
		40,537,176
Passenger Airlines - 0.2%
Allegiant Travel Co. (a)	79,602	7,760,399
Blade Air Mobility, Inc. (a)(b)	240,170	775,749
Frontier Group Holdings, Inc. (a)	190,382	1,566,844
Hawaiian Holdings, Inc. (a)	267,523	2,142,859
JetBlue Airways Corp. (a)	1,681,835	11,486,933
Joby Aviation, Inc. (a)(b)	1,729,215	9,718,188
Mesa Air Group, Inc. (a)	160,724	263,587
SkyWest, Inc. (a)	262,326	7,846,171
Spirit Airlines, Inc.	558,838	8,499,926
Sun Country Airlines Holdings, Inc. (a)	168,574	3,169,191
Wheels Up Experience, Inc. Class A (a)	857,678	248,126
		53,477,973
Professional Services - 2.5%
Alight, Inc. Class A (a)	1,601,573	13,549,308
ASGN, Inc. (a)	255,214	16,698,652
Asure Software, Inc. (a)	96,189	1,135,992
Barrett Business Services, Inc.	36,541	3,069,444
BGSF, Inc.	46,127	425,752
BlackSky Technology, Inc. Class A (a)(b)	350,173	479,737
Booz Allen Hamilton Holding Corp. Class A	673,409	67,731,477
CACI International, Inc. Class A (a)	119,629	35,795,389
CBIZ, Inc. (a)	256,242	12,919,722
Clarivate Analytics PLC (a)(b)	2,197,359	17,139,400
Concentrix Corp.	217,831	19,103,779
Conduent, Inc. (a)	796,819	2,414,362
CRA International, Inc.	36,620	3,393,575
CSG Systems International, Inc.	152,699	7,326,498
DLH Holdings Corp. (a)	52,386	553,196
Dun & Bradstreet Holdings, Inc.	1,109,729	11,097,290
Exela Technologies, Inc. (a)(b)	1,587	8,173
ExlService Holdings, Inc. (a)	168,420	25,421,315
Exponent, Inc.	257,767	23,539,282
First Advantage Corp. (a)	296,566	4,006,607
FiscalNote Holdings, Inc. Class A (a)(b)	360,340	767,524
Forrester Research, Inc. (a)	57,628	1,653,924
Franklin Covey Co. (a)	64,807	2,392,674
FTI Consulting, Inc. (a)	175,430	32,982,594
Gee Group, Inc. (a)	507,990	247,391
Genpact Ltd.	855,046	31,448,592
Heidrick & Struggles International, Inc.	104,131	2,525,177
Hirequest, Inc.	24,824	576,910
HireRight Holdings Corp. (a)(b)	101,096	1,034,212
Hudson Global, Inc. (a)	13,655	265,044
Huron Consulting Group, Inc. (a)	103,292	8,395,574
ICF International, Inc.	86,661	9,705,165
Innodata, Inc. (a)(b)	117,496	1,190,234
Insperity, Inc.	180,508	19,985,846
KBR, Inc.	697,169	41,146,914
Kelly Services, Inc. Class A (non-vtg.)	178,702	3,123,711
Kforce, Inc.	98,345	5,663,689
Korn Ferry	268,213	12,606,011
LegalZoom.com, Inc. (a)	484,907	5,426,109
Manpower, Inc.	256,687	18,011,727
Mastech Digital, Inc. (a)	22,118	236,441
Maximus, Inc.	308,453	24,972,355
MISTRAS Group, Inc. (a)	94,079	660,435
NV5 Global, Inc. (a)	63,250	5,731,715
Paycor HCM, Inc. (a)(b)	247,095	5,433,619
Paylocity Holding Corp. (a)	210,271	36,324,315
Planet Labs PBC Class A (a)(b)	992,181	4,554,111
Professional Diversity Network, Inc. (a)(b)	39,589	151,230
RCM Technologies, Inc. (a)	37,487	607,664
Recruiter.com Group, Inc. (a)(b)	57,553	12,880
Red Violet, Inc. (a)	56,929	1,122,640
Resources Connection, Inc.	165,447	2,528,030
Science Applications International Corp.	277,997	27,057,448
ShiftPixy, Inc. (a)	4,918	10,082
Skillsoft Corp. (a)	414,581	642,601
Spire Global, Inc. (a)(b)	512,107	379,523
SS&C Technologies Holdings, Inc.	1,111,092	61,065,616
Staffing 360 Solutions, Inc. (a)	2,581	2,736
StarTek, Inc. (a)	28,909	83,836
Steel Connect, Inc. (a)	31,914	26,888
Sterling Check Corp. (a)(b)	123,008	1,664,298
TaskUs, Inc. (a)(b)	130,816	1,419,354
TransUnion Holding Co., Inc.	981,563	70,652,905
TriNet Group, Inc. (a)	186,954	16,614,602
TrueBlue, Inc. (a)	173,647	2,872,121
Ttec Holdings, Inc.	96,529	3,061,900
Upwork, Inc. (a)	606,428	4,972,710
Verra Mobility Corp. (a)	709,818	12,514,091
Where Food Comes From, Inc. (a)(b)	11,770	164,898
Willdan Group, Inc. (a)	61,108	1,018,059
		751,517,075
Trading Companies & Distributors - 1.9%
Air Lease Corp. Class A	521,219	19,816,746
Alta Equipment Group, Inc.	128,507	1,748,980
Applied Industrial Technologies, Inc.	196,889	24,209,471
Beacon Roofing Supply, Inc. (a)	258,408	16,522,608
BlueLinx Corp. (a)	45,749	3,761,483
Boise Cascade Co.	201,158	14,447,168
Core & Main, Inc. (a)(b)	379,704	10,153,285
Custom Truck One Source, Inc. Class A (a)(b)	322,727	2,078,362
Distribution Solutions Group I (a)	26,737	1,204,502
DXP Enterprises, Inc. (a)	83,348	2,664,636
EVI Industries, Inc. (a)	27,974	539,339
Ferguson PLC	1,050,344	152,205,349
FTAI Aviation Ltd.	507,137	14,225,193
GATX Corp.	179,479	21,341,848
Global Industrial Co.	84,126	2,093,055
GMS, Inc. (a)	212,138	13,434,700
H&E Equipment Services, Inc.	170,929	6,146,607
Herc Holdings, Inc.	126,453	12,824,863
Hudson Technologies, Inc. (a)	197,944	1,730,031
Igc Pharma, Inc. (a)	176,095	51,068
iPower, Inc. (a)(b)	15,537	9,167
Karat Packaging, Inc.	28,295	451,022
McGrath RentCorp.	123,963	11,009,154
Mega Matrix Corp. (a)	39,561	58,946
MRC Global, Inc. (a)	432,499	3,758,416
MSC Industrial Direct Co., Inc. Class A	240,812	21,653,815
NOW, Inc. (a)	558,542	4,965,438
Rush Enterprises, Inc.:
Class A	251,883	13,165,924
Class B	1,650	96,014
SiteOne Landscape Supply, Inc. (a)	229,496	31,645,203
Titan Machinery, Inc. (a)	105,484	2,663,471
Transcat, Inc. (a)	36,407	3,077,484
Triton International Ltd.	298,621	24,678,039
Univar Solutions, Inc. (a)	829,367	29,542,053
Veritiv Corp.	69,438	7,331,958
Watsco, Inc. (b)	168,849	54,769,550
WESCO International, Inc.	227,751	31,288,432
Willis Lease Finance Corp. (a)	12,809	497,630
Xometry, Inc. (a)(b)	150,536	2,754,809
		564,615,819
TOTAL INDUSTRIALS		5,096,657,425
INFORMATION TECHNOLOGY - 19.1%
Communications Equipment - 0.6%
ADTRAN Holdings, Inc.	379,604	3,382,272
Airspan Networks Holdings, Inc. (a)(b)	152,186	35,946
Applied Optoelectronics, Inc. (a)(b)	145,447	322,892
Aviat Networks, Inc. (a)	56,177	1,720,140
BK Technologies Corp.	13,129	172,646
CalAmp Corp. (a)	184,506	324,731
Calix, Inc. (a)	281,637	13,127,101
Cambium Networks Corp. (a)	59,252	929,071
Casa Systems, Inc. (a)(b)	180,581	189,610
Ciena Corp. (a)	757,794	35,419,292
Clearfield, Inc. (a)(b)	66,078	2,584,311
ClearOne, Inc. (a)	66,102	150,713
CommScope Holding Co., Inc. (a)	1,067,275	4,439,864
COMSovereign Holding Corp. (a)(b)	2,037	3,280
Comtech Telecommunications Corp.	141,203	1,621,010
Digi International, Inc. (a)	184,355	6,627,562
DZS, Inc. (a)(b)	80,887	484,513
EMCORE Corp. (a)	187,129	139,598
Extreme Networks, Inc. (a)	660,322	13,602,633
Franklin Wireless Corp. (a)	19,066	66,922
Genasys, Inc. (a)	177,133	458,774
Harmonic, Inc. (a)	566,014	9,967,507
Infinera Corp. (a)(b)	995,576	4,878,322
Inseego Corp. (a)(b)	425,191	454,954
KVH Industries, Inc. (a)	80,001	715,209
Lantronix, Inc. (a)	144,425	639,803
Lumentum Holdings, Inc. (a)	348,691	18,445,754
NETGEAR, Inc. (a)	144,239	2,023,673
NetScout Systems, Inc. (a)	346,729	10,582,169
Network-1 Security Solutions, Inc.	43,323	95,311
Ondas Holdings, Inc. (a)(b)	171,338	148,601
Optical Cable Corp. (a)	10,841	43,256
PCTEL, Inc.	81,358	388,891
Ribbon Communications, Inc. (a)	458,852	1,275,609
Tessco Technologies, Inc. (a)	28,866	256,041
Ubiquiti, Inc.	22,140	3,612,141
ViaSat, Inc. (a)(b)	390,785	17,432,919
Viavi Solutions, Inc. (a)	1,146,136	11,277,978
Vislink Technologies, Inc. (a)(b)	14,402	82,379
		168,123,398
Electronic Equipment, Instruments & Components - 2.2%
908 Devices, Inc. (a)(b)	115,153	1,002,983
ADDvantage Technologies Group, Inc. (a)	11,397	7,066
Advanced Energy Industries, Inc.	190,750	18,722,113
Aeva Technologies, Inc. (a)	504,484	605,381
AEye, Inc. Class A (a)(b)	581,369	118,425
Airgain, Inc. (a)	50,132	283,246
Akoustis Technologies, Inc. (a)(b)	380,783	1,203,274
Alpine 4 Holdings, Inc. (a)(b)	99,041	260,478
AmpliTech Group, Inc. (a)	59,636	137,759
Arlo Technologies, Inc. (a)	450,487	4,356,209
Arrow Electronics, Inc. (a)	296,463	37,544,074
Astrotech Corp. (a)	8,761	100,752
Avnet, Inc.	463,626	20,325,364
Badger Meter, Inc.	149,027	20,546,352
Bel Fuse, Inc. Class B (non-vtg.)	61,475	3,023,955
Belden, Inc.	217,904	19,064,421
Benchmark Electronics, Inc.	187,905	4,436,437
Cemtrex, Inc. (a)(b)	2,829	26,904
Cepton, Inc. (a)(b)	106,347	47,824
ClearSign Combustion Corp. (a)	153,446	234,772
Climb Global Solutions, Inc.	20,596	966,982
Coda Octopus Group, Inc. (a)(b)	23,175	242,642
Cognex Corp.	878,120	48,261,475
Coherent Corp. (a)	709,883	26,237,276
CPS Technologies Corp. (a)	51,270	151,247
CTS Corp.	161,537	7,377,395
Daktronics, Inc. (a)	201,476	1,267,284
Data I/O Corp. (a)	26,515	114,810
Digital Ally, Inc. (a)(b)	16,587	61,538
Electro-Sensors, Inc. (a)	12,185	53,370
eMagin Corp. (a)(b)	404,517	804,989
ePlus, Inc. (a)	137,701	6,801,052
Evolv Technologies Holdings, Inc. (a)	366,967	2,187,123
Fabrinet (a)	186,039	21,063,336
FARO Technologies, Inc. (a)	94,989	1,433,384
Focus Universal, Inc. (b)	132,720	221,642
Frequency Electronics, Inc.	19,817	129,801
Identiv, Inc. (a)	110,483	803,211
Insight Enterprises, Inc. (a)	154,608	20,906,094
IPG Photonics Corp. (a)	163,679	18,081,619
Iteris, Inc. (a)	209,204	960,246
Itron, Inc. (a)	229,604	15,551,079
Jabil, Inc.	677,058	60,610,232
KEY Tronic Corp. (a)	60,777	331,235
Kimball Electronics, Inc. (a)	126,370	3,133,976
Knowles Corp. (a)	467,105	8,398,548
LGL Group, Inc. (a)	9,232	43,483
LGL Group, Inc. warrants 11/16/25 (a)	6,067	910
LightPath Technologies, Inc. Class A (a)	152,880	218,618
Lightwave Logic, Inc. (a)(b)	573,415	4,249,005
Littelfuse, Inc.	126,806	32,467,408
Luna Innovations, Inc. (a)(b)	163,809	1,510,319
M-Tron Industries, Inc. (a)	4,615	59,910
Methode Electronics, Inc. Class A	186,552	8,031,064
MicroVision, Inc. (a)(b)	861,099	4,038,554
Mirion Technologies, Inc. Class A (a)(b)	615,331	4,867,268
Napco Security Technologies, Inc.	147,591	5,488,909
National Instruments Corp.	663,311	38,339,376
Neonode, Inc. (a)	48,993	397,823
nLIGHT, Inc. (a)	228,533	3,304,587
Novanta, Inc. (a)	182,017	30,142,015
OSI Systems, Inc. (a)	79,887	9,507,352
Ouster, Inc. (a)(b)	132,098	899,587
Par Technology Corp. (a)(b)	139,422	4,819,819
PC Connection, Inc.	60,924	2,739,752
Plexus Corp. (a)	140,811	12,768,741
Powerfleet, Inc. (a)	184,474	577,404
Presto Automation, Inc. (a)	77,774	211,545
Red Cat Holdings, Inc. (a)(b)	139,695	128,519
Research Frontiers, Inc. (a)(b)	114,689	199,559
RF Industries Ltd. (a)	44,199	196,244
Richardson Electronics Ltd.	55,765	925,141
Rogers Corp. (a)	96,380	15,176,959
Sanmina Corp. (a)	298,549	15,835,039
ScanSource, Inc. (a)	130,669	3,758,040
Sigmatron International, Inc. (a)(b)	21,848	72,317
Smartrent, Inc. (a)(b)	641,755	2,310,318
Sobr Safe, Inc. (a)(b)	34,433	57,159
Sono-Tek Corp. (a)	50,796	278,870
Taitron Components, Inc. Class A (sub. vtg.) (b)	12,168	47,212
TD SYNNEX Corp.	215,118	19,227,247
Tingo Group, Inc. (a)(b)	700,785	1,990,229
TTM Technologies, Inc. (a)	517,504	7,089,805
Universal Security Instruments, Inc. (a)(b)	11,617	22,024
VerifyMe, Inc. (a)	31,044	44,393
Vishay Intertechnology, Inc.	657,325	16,945,839
Vishay Precision Group, Inc. (a)	62,940	2,197,865
Vontier Corp.	806,016	23,890,314
Wireless Telecom Group, Inc. (a)	111,372	230,540
Wrap Technologies, Inc. (a)(b)	128,531	137,528
		653,643,985
IT Services - 2.4%
AgileThought, Inc. Class A (a)	134,612	100,959
Backblaze, Inc. Class A (a)	56,673	237,460
BigCommerce Holdings, Inc. (a)	311,480	2,482,496
Brightcove, Inc. (a)	216,703	905,819
Castellum, Inc. (a)	179,876	127,712
Ciso Global, Inc. (a)(b)	224,636	38,570
Cloudflare, Inc. (a)	1,459,816	100,960,875
Computer Task Group, Inc. (a)	72,686	506,621
Crexendo, Inc.	63,352	103,264
CSP, Inc.	3,602	44,377
CXApp, Inc. Class C (b)	3,096	34,273
Cyxtera Technologies, Inc. Class A (a)	295,458	47,864
Data Storage Corp. (a)	23,299	43,802
DecisionPoint Systems, Inc. (a)	27,551	117,863
Digitalocean Holdings, Inc. (a)(b)	309,850	12,130,628
Edgio, Inc. (a)	674,620	347,564
Fastly, Inc. Class A (a)	573,219	9,332,005
GoDaddy, Inc. (a)	787,786	57,807,737
Grid Dynamics Holdings, Inc. (a)	264,393	2,538,173
Hackett Group, Inc.	121,227	2,350,592
Information Services Group, Inc.	174,052	887,665
Inpixon (a)(b)	8,957	1,791
Kyndryl Holdings, Inc. (a)	1,041,973	13,087,181
MongoDB, Inc. Class A (a)	352,382	103,526,308
Okta, Inc. (a)	778,477	70,763,559
OMNIQ Corp. (a)(b)	27,466	138,978
Perficient, Inc. (a)	177,942	13,607,225
PFSweb, Inc. (a)	84,457	364,854
Rackspace Technology, Inc. (a)(b)	309,760	483,226
Research Solutions, Inc. (a)	31,105	65,009
Snowflake, Inc. (a)	1,456,524	240,850,809
Squarespace, Inc. Class A (a)	207,884	6,109,711
The Glimpse Group, Inc. (a)(b)	52,260	258,164
Thoughtworks Holding, Inc. (a)	345,730	2,848,815
TSR, Inc. (a)	9,852	65,023
Tucows, Inc. (a)(b)	53,016	1,648,798
Twilio, Inc. Class A (a)	889,961	61,959,085
Unisys Corp. (a)	354,326	1,392,501
WaveDancer, Inc. (a)	52,421	19,396
WidePoint Corp. (a)(b)	41,282	70,592
		708,407,344
Semiconductors & Semiconductor Equipment - 2.9%
ACM Research, Inc. (a)	210,066	2,123,767
AEHR Test Systems (a)(b)	130,683	4,315,153
Allegro MicroSystems LLC (a)	332,625	13,082,141
Alpha & Omega Semiconductor Ltd. (a)	112,991	3,128,721
Ambarella, Inc. (a)	187,719	13,575,838
Amkor Technology, Inc.	510,899	12,660,077
Amtech Systems, Inc. (a)	55,773	496,380
Ascent Solar Technologies, Inc. (a)(b)	20,485	2,325
Atomera, Inc. (a)(b)	121,325	1,113,764
Axcelis Technologies, Inc. (a)	166,145	26,176,145
AXT, Inc. (a)	201,617	687,514
CEVA, Inc. (a)	119,747	2,996,070
Cirrus Logic, Inc. (a)	281,354	21,855,579
Cohu, Inc. (a)	244,989	9,392,878
Credo Technology Group Holding Ltd. (a)(b)	468,821	6,291,578
CVD Equipment Corp. (a)	26,624	173,322
Diodes, Inc. (a)	231,494	20,797,421
Entegris, Inc.	757,486	79,725,402
Everspin Technologies, Inc. (a)	74,723	641,123
FormFactor, Inc. (a)	395,707	12,381,672
GSI Technology, Inc. (a)(b)	77,475	448,580
Ichor Holdings Ltd. (a)	146,247	4,431,284
Impinj, Inc. (a)	107,395	10,990,804
indie Semiconductor, Inc. (a)(b)	347,387	3,300,177
Intest Corp. (a)	57,299	1,180,359
Kopin Corp. (a)	442,064	959,279
Kulicke & Soffa Industries, Inc. (b)	288,947	15,279,517
Lattice Semiconductor Corp. (a)	696,947	56,668,761
MACOM Technology Solutions Holdings, Inc. (a)	263,087	15,740,495
Marvell Technology, Inc.	4,338,497	253,758,690
MaxLinear, Inc. Class A (a)	368,835	10,773,670
Meta Materials, Inc. (a)(b)	1,654,285	347,400
MKS Instruments, Inc.	291,089	28,325,871
Navitas Semiconductor Corp. (a)	398,998	3,411,433
NVE Corp.	24,246	2,166,865
Onto Innovation, Inc. (a)	252,141	27,067,336
PDF Solutions, Inc. (a)	151,194	6,387,947
Peraso, Inc. (a)(b)	30,551	29,839
Photronics, Inc. (a)	316,481	6,718,892
Pixelworks, Inc. (a)	242,247	428,777
Power Integrations, Inc. (b)	289,356	25,000,358
QuickLogic Corp. (a)(b)	57,025	341,865
Rambus, Inc. (a)	546,430	34,949,663
Rigetti Computing, Inc. Class A (a)(b)	353,714	332,067
Semtech Corp. (a)	321,915	6,998,432
Silicon Laboratories, Inc. (a)	161,798	22,760,125
SiTime Corp. (a)	82,521	8,183,608
SkyWater Technology, Inc. (a)(b)	49,707	509,497
SMART Global Holdings, Inc. (a)	247,242	5,582,724
Synaptics, Inc. (a)	200,338	17,237,082
Transphorm, Inc. (a)	107,874	423,945
Trio-Tech International (a)	7,529	37,419
Ultra Clean Holdings, Inc. (a)	231,016	7,919,228
Universal Display Corp.	220,668	32,511,016
Veeco Instruments, Inc. (a)(b)	261,229	6,376,600
WiSA Technologies, Inc. (a)(b)	727	894
Wolfspeed, Inc. (a)(b)	635,000	30,505,400
		879,702,769
Software - 10.4%
8x8, Inc. (a)(b)	601,070	2,452,366
A10 Networks, Inc.	332,846	4,956,077
ACI Worldwide, Inc. (a)	569,209	12,983,657
Adeia, Inc.	534,645	5,244,867
Agilysys, Inc. (a)	101,440	7,541,050
Alarm.com Holdings, Inc. (a)	255,630	12,837,739
Alkami Technology, Inc. (a)	188,127	2,821,905
Altair Engineering, Inc. Class A (a)(b)	266,471	19,540,318
Alteryx, Inc. Class A (a)	314,184	12,234,325
American Software, Inc. Class A	162,297	2,066,041
Amplitude, Inc. (a)	283,592	2,762,186
AppFolio, Inc. (a)	96,762	13,851,480
Appian Corp. Class A (a)(b)	210,698	9,024,195
AppLovin Corp. (a)(b)	626,916	15,679,169
Arteris, Inc. (a)	77,192	537,256
Asana, Inc. (a)(b)	386,954	9,240,462
Aspen Technology, Inc. (a)	148,339	24,315,729
Atlassian Corp. PLC (a)	764,350	138,186,837
Auddia, Inc. (a)(b)	35,566	14,941
AudioEye, Inc. (a)(b)	28,398	172,944
Authid, Inc. (a)	103,092	70,103
AvePoint, Inc. (a)(b)	453,487	2,997,549
Aware, Inc. (a)	23,272	36,770
Bentley Systems, Inc. Class B	996,352	48,602,051
Bill Holdings, Inc. (a)	487,973	50,544,243
Bio-Key International, Inc. (a)(b)	61,512	47,979
Black Knight, Inc. (a)	796,147	46,001,374
Blackbaud, Inc. (a)	225,898	16,571,877
Blackboxstocks, Inc. (a)(b)	3,671	13,950
BlackLine, Inc. (a)	276,994	14,423,078
Blend Labs, Inc. (a)(b)	852,132	842,673
Box, Inc. Class A (a)	728,190	20,513,112
Braze, Inc. (a)(b)	179,213	5,933,742
Bridgeline Digital, Inc. (a)	29,783	30,676
BSQUARE Corp. (a)	58,069	67,360
BTCS, Inc. (a)	38,513	46,601
BTCS, Inc. Series V (c)	38,570	0
C3.ai, Inc. (a)(b)	430,527	17,225,385
CCC Intelligent Solutions Holdings, Inc. Class A (a)(b)	546,709	5,980,996
Cerence, Inc. (a)	206,540	5,890,521
Cipher Mining, Inc. (a)(b)	215,355	547,002
Cleanspark, Inc. (a)(b)	396,588	1,701,363
Clear Secure, Inc. (b)	398,525	9,847,553
Clearwater Analytics Holdings, Inc. (a)(b)	334,858	5,397,911
CommVault Systems, Inc. (a)	227,036	15,822,139
Confluent, Inc. (a)	782,659	24,841,597
Consensus Cloud Solutions, Inc. (a)	91,131	3,321,725
CoreCard Corp. (a)(b)	33,270	800,476
Couchbase, Inc. (a)	128,829	2,643,571
Crowdstrike Holdings, Inc. (a)	1,111,667	178,011,237
CS Disco, Inc. (a)	88,938	735,517
Cvent Holding Corp. (a)(b)	319,797	2,715,077
Cyngn, Inc. (a)(b)	79,388	79,388
D-Wave Quantum, Inc. (a)(b)	182,539	229,999
Datadog, Inc. Class A (a)	1,262,210	119,796,351
DatChat, Inc. (a)	41,673	15,294
Dave, Inc. (a)(b)	26,375	141,370
Digimarc Corp. (a)(b)	72,325	2,231,950
Digital Turbine, Inc. (a)	462,180	4,224,325
DocuSign, Inc. (a)	1,024,245	57,767,418
Dolby Laboratories, Inc. Class A	304,872	25,161,086
Domo, Inc. Class B (a)	164,670	2,214,812
DoubleVerify Holdings, Inc. (a)	446,308	15,562,760
Dropbox, Inc. Class A (a)	1,365,622	31,436,618
Duos Technologies Group, Inc. (a)	15,925	81,377
Dynatrace, Inc. (a)	1,100,174	56,097,872
E2open Parent Holdings, Inc. (a)(b)	875,747	4,378,735
Ebix, Inc.	123,160	2,453,347
eGain Communications Corp. (a)	115,818	839,681
Elastic NV (a)	391,498	28,508,884
Embark Technology, Inc. (a)(b)	67,166	187,393
Enfusion, Inc. Class A (a)	72,472	576,877
EngageSmart, Inc. (a)	154,430	2,931,081
Envestnet, Inc. (a)(b)	281,427	14,727,075
Everbridge, Inc. (a)	205,812	4,943,604
EverCommerce, Inc. (a)(b)	155,945	1,852,627
Expensify, Inc. (a)	230,977	1,598,361
Five9, Inc. (a)	359,490	23,765,884
ForgeRock, Inc. (a)	183,829	3,700,478
Foxo Technologies, Inc. Class A (a)(b)	120,248	43,891
Freshworks, Inc. (a)	825,524	13,010,258
GitLab, Inc. (a)(b)	322,105	11,905,001
Greenidge Generation Holdings, Inc. (a)(b)	4,475	10,561
GSE Systems, Inc. (a)	31,654	13,298
Guidewire Software, Inc. (a)	416,567	34,566,730
HashiCorp, Inc. (a)	418,919	14,385,678
HubSpot, Inc. (a)	247,304	128,100,999
Informatica, Inc. (a)(b)	206,649	3,649,421
Instructure Holdings, Inc. (a)(b)	91,191	2,239,651
Intapp, Inc. (a)	110,708	4,679,627
Intellicheck, Inc. (a)	86,153	202,460
InterDigital, Inc.	136,779	11,358,128
Intrusion, Inc. (a)(b)	70,868	110,554
Inuvo, Inc. (a)(b)	467,304	121,359
IronNet, Inc. Class A (a)(b)	275,974	62,232
Issuer Direct Corp. (a)	15,700	308,191
Jamf Holding Corp. (a)	235,234	4,323,601
Kaltura, Inc. (a)	331,555	566,959
Kaspien Holdings, Inc. (a)(b)	3,767	1,057
Latch, Inc. (a)(b)	494,188	494,188
LivePerson, Inc. (a)	351,853	1,294,819
Liveramp Holdings, Inc. (a)	324,815	7,905,997
Livevox Holdings, Inc. (a)	89,270	246,385
Manhattan Associates, Inc. (a)	317,389	57,580,712
Marathon Digital Holdings, Inc. (a)(b)	558,737	5,470,035
MariaDB PLC (a)(b)	124,977	108,730
Marin Software, Inc. (a)(b)	70,525	50,002
Matterport, Inc. (a)	1,185,835	3,521,930
MeridianLink, Inc. (a)(b)	103,222	2,012,829
MicroStrategy, Inc. Class A (a)(b)	48,759	14,707,177
Mitek Systems, Inc. (a)	239,198	2,492,443
Model N, Inc. (a)	174,887	5,582,393
Momentive Global, Inc. (a)	654,068	6,180,943
N-able, Inc. (a)	343,951	4,884,104
nCino, Inc. (a)(b)	390,589	10,737,292
NCR Corp. (a)	698,747	16,560,304
NetSol Technologies, Inc. (a)	60,492	134,292
New Relic, Inc. (a)	297,911	20,987,830
Nextnav, Inc. (a)(b)	135,528	349,662
Nutanix, Inc. Class A (a)	1,172,335	34,724,563
Oblong, Inc. (a)(b)	4,789	8,046
Olo, Inc. (a)(b)	558,264	3,840,856
ON24, Inc.	220,538	1,762,099
Onespan, Inc. (a)	182,112	2,757,176
Pagerduty, Inc. (a)	416,378	11,329,645
Palantir Technologies, Inc. (a)(b)	8,961,103	131,817,825
Palo Alto Networks, Inc. (a)(b)	1,538,621	328,326,335
Park City Group, Inc. (b)	65,648	527,153
Pegasystems, Inc.	211,379	10,222,288
Phunware, Inc. (a)(b)	514,784	304,752
Porch Group, Inc. Class A (a)(b)	430,834	607,476
PowerSchool Holdings, Inc. (a)	206,828	3,917,322
Procore Technologies, Inc. (a)(b)	350,553	21,197,940
Progress Software Corp.	219,621	13,177,260
PROS Holdings, Inc. (a)	212,936	6,456,220
Q2 Holdings, Inc. (a)	293,055	8,533,762
Qualtrics International, Inc. (a)	570,671	10,317,732
Qualys, Inc. (a)	175,824	22,199,538
Quantum Computing, Inc. (a)(b)	121,849	142,563
Rapid7, Inc. (a)	301,707	14,397,458
Rekor Systems, Inc. (a)(b)	232,344	385,691
Remark Holdings, Inc. (a)(b)	51,805	62,684
Rimini Street, Inc. (a)	258,124	1,187,370
RingCentral, Inc. (a)	394,822	13,700,323
Riot Platforms, Inc. (a)(b)	845,870	10,150,440
Rubicon Technologies, Inc. Class A (a)(b)	114,509	53,819
Samsara, Inc. (a)(b)	578,722	11,140,399
SeaChange International, Inc. (a)	11,410	94,133
SecureWorks Corp. (a)	50,398	406,712
Semrush Holdings, Inc. (a)	191,296	1,455,763
SentinelOne, Inc. (a)	1,118,514	23,913,829
Sigma Additive Solutions, Inc. (a)(b)	58,258	21,165
SilverSun Technologies, Inc. (A Shares) (a)(b)	16,439	52,112
Smartsheet, Inc. (a)	668,316	33,135,107
Smith Micro Software, Inc. (a)(b)	248,669	300,889
SolarWinds, Inc. (a)	242,540	2,255,622
Soluna Holdings, Inc. (a)(b)	39,538	6,524
Sonic Foundry, Inc. (a)(b)	6,516	5,473
SoundHound AI, Inc. (a)(b)	576,913	1,759,585
SoundThinking, Inc. (a)	44,056	1,122,987
Splunk, Inc. (a)	766,374	76,093,274
Sprinklr, Inc. (a)	318,641	4,237,925
Sprout Social, Inc. (a)(b)	240,823	10,430,044
SPS Commerce, Inc. (a)	183,385	28,571,383
Stronghold Digital Mining, Inc. Class A (a)(b)	9,737	60,954
Synchronoss Technologies, Inc. (a)	434,109	416,745
T Stamp, Inc. Class A (a)(b)	14,235	36,157
Telos Corp. (a)	277,200	889,812
Tenable Holdings, Inc. (a)	575,953	23,608,313
Teradata Corp. (a)	516,513	24,203,799
TeraWulf, Inc. (a)(b)	402,420	603,630
TeraWulf, Inc. rights (a)(c)	5,763	0
UiPath, Inc. Class A (a)	1,796,799	32,144,734
Unity Software, Inc. (a)(b)	1,242,971	36,941,098
Upland Software, Inc. (a)	148,699	417,844
Varonis Systems, Inc. (a)	547,516	14,388,720
Verb Technology Co., Inc. (a)(b)	8,540	12,468
Verint Systems, Inc. (a)	335,057	12,021,845
Veritone, Inc. (a)(b)	156,993	618,552
Vertex, Inc. Class A (a)	180,553	3,968,555
Viant Technology, Inc. (a)	74,634	343,316
VirnetX Holding Corp. (a)(b)	323,153	142,187
VMware, Inc. Class A (a)	1,059,802	144,440,415
Weave Communications, Inc. (a)	147,887	1,156,476
Workday, Inc. Class A (a)	1,026,949	217,702,919
Workiva, Inc. (a)	232,464	22,516,463
Xperi, Inc. (a)	220,547	2,609,071
Yext, Inc. (a)	530,412	4,874,486
ZeroFox Holdings, Inc. (a)	147,772	152,205
Zeta Global Holdings Corp. (a)(b)	636,619	5,742,303
Zoom Video Communications, Inc. Class A (a)	1,101,038	73,912,681
Zscaler, Inc. (a)	433,456	58,724,619
Zuora, Inc. (a)	640,124	6,906,938
		3,111,823,689
Technology Hardware, Storage & Peripherals - 0.6%
Astro-Med, Inc. (a)	34,650	552,668
Avid Technology, Inc. (a)	170,779	4,098,696
Boxlight Corp. (a)(b)	333,890	93,690
CompoSecure, Inc. (a)(b)	25,439	175,275
Corsair Gaming, Inc. (a)(b)	208,902	4,119,547
CPI Card Group (a)	23,523	625,947
Dell Technologies, Inc.	1,234,635	55,323,994
Diebold Nixdorf, Inc. (a)(b)(c)	388,337	97,084
Eastman Kodak Co. (a)	380,449	1,906,049
Immersion Corp.	173,781	1,230,369
Intevac, Inc. (a)	129,349	644,158
IonQ, Inc. (a)(b)	763,983	8,243,377
Movano, Inc. (a)	70,701	70,524
One Stop Systems, Inc. (a)	67,963	170,587
Pure Storage, Inc. Class A (a)	1,454,751	41,882,281
Quantum Corp. (a)	503,956	554,352
Socket Mobile, Inc. (a)(b)	28,558	38,268
Sonim Technologies, Inc. (a)(b)	43,602	44,910
Super Micro Computer, Inc. (a)	238,066	53,314,881
Transact Technologies, Inc. (a)	30,727	220,927
Turtle Beach Corp. (a)	89,275	1,015,950
Xerox Holdings Corp.	569,232	8,009,094
		182,432,628
TOTAL INFORMATION TECHNOLOGY		5,704,133,813
MATERIALS - 4.0%
Chemicals - 1.6%
Advanced Emissions Solutions, Inc. (a)	93,511	134,656
AdvanSix, Inc.	141,540	4,656,666
Alto Ingredients, Inc. (a)	324,331	651,905
American Vanguard Corp.	140,716	2,400,615
Amyris, Inc. (a)(b)	1,132,743	955,582
Ashland, Inc.	253,642	21,529,133
Aspen Aerogels, Inc. (a)	293,657	1,929,326
Avient Corp.	434,633	15,864,105
Axalta Coating Systems Ltd. (a)	1,115,126	32,349,805
Balchem Corp.	163,109	20,165,166
Cabot Corp.	286,994	19,653,349
Chase Corp.	38,380	4,513,488
Core Molding Technologies, Inc. (a)	36,621	673,460
Crown ElectroKinetics Corp. (a)	71,229	10,464
Danimer Scientific, Inc. (a)(b)	453,365	1,310,225
Diversey Holdings Ltd. (a)(b)	398,088	3,316,073
Ecovyst, Inc. (a)	334,339	3,356,764
Element Solutions, Inc.	1,149,043	20,602,341
Flotek Industries, Inc. (a)(b)	319,597	198,182
FutureFuel Corp.	129,422	1,098,793
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	5,112,512	8,077,769
H.B. Fuller Co.	274,317	17,265,512
Hawkins, Inc.	97,949	4,597,726
Huntsman Corp.	917,635	21,793,831
Ingevity Corp. (a)	179,220	8,457,392
Innospec, Inc.	126,230	11,658,603
Intrepid Potash, Inc. (a)	50,639	890,234
Koppers Holdings, Inc.	103,877	3,008,278
Kronos Worldwide, Inc.	111,210	917,483
Livent Corp. (a)(b)	910,908	20,996,429
Loop Industries, Inc. (a)(b)	115,118	346,505
LSB Industries, Inc. (a)	258,558	2,404,589
Mativ, Inc.	279,444	4,208,427
Minerals Technologies, Inc.	165,323	9,193,612
NewMarket Corp.	33,943	13,231,660
Northern Technologies International Corp.	38,664	436,903
Olin Corp.	625,826	29,607,828
Origin Materials, Inc. Class A (a)(b)	618,496	2,616,238
Orion Engineered Carbons SA	294,458	6,828,481
Perimeter Solutions SA (a)(b)	751,208	4,071,547
PureCycle Technologies, Inc. (a)(b)	684,678	4,717,431
Quaker Houghton	69,524	13,196,350
Rayonier Advanced Materials, Inc. (a)	326,193	1,109,056
RPM International, Inc.	656,665	52,395,300
Sensient Technologies Corp.	215,505	15,522,825
Stepan Co.	107,927	9,923,888
The Chemours Co. LLC	756,076	20,028,453
The Scotts Miracle-Gro Co. Class A	208,463	13,174,862
Trinseo PLC	176,023	2,186,206
Tronox Holdings PLC	583,359	6,206,940
Valhi, Inc.	10,263	127,569
Westlake Corp.	175,462	18,239,275
		482,807,300
Construction Materials - 0.2%
Eagle Materials, Inc.	182,238	29,692,037
Smith-Midland Corp. (a)	21,624	349,444
Summit Materials, Inc.	603,811	19,098,542
United States Lime & Minerals, Inc.	11,189	2,029,908
		51,169,931
Containers & Packaging - 0.8%
Aptargroup, Inc.	331,699	37,312,821
Berry Global Group, Inc.	617,574	35,331,409
Crown Holdings, Inc.	608,650	46,397,390
Eightco Holdings, Inc. (a)	1,637	2,914
Graphic Packaging Holding Co.	1,563,620	37,370,518
Greif, Inc.:
Class A	121,499	7,302,090
Class B	34,666	2,424,887
Myers Industries, Inc.	189,117	3,536,488
O-I Glass, Inc. (a)	786,590	16,298,145
Pactiv Evergreen, Inc.	216,346	1,518,749
Ranpak Holdings Corp. (A Shares) (a)	196,024	607,674
Silgan Holdings, Inc.	426,801	19,201,777
Sonoco Products Co.	495,530	29,662,426
TriMas Corp.	212,779	5,385,436
		242,352,724
Metals & Mining - 1.3%
5E Advanced Materials, Inc. (a)(b)	151,913	431,433
Alcoa Corp.	896,201	28,427,496
Alpha Metallurgical Resources	73,947	9,980,627
Ampco-Pittsburgh Corp. (a)	59,704	183,291
Arconic Corp. (a)	518,608	14,992,957
Ascent Industries Co. (a)	40,728	386,916
ATI, Inc. (a)	658,356	22,765,950
Carpenter Technology Corp.	244,234	11,139,513
Century Aluminum Co. (a)	262,477	2,057,820
Cleveland-Cliffs, Inc. (a)	2,625,363	36,440,038
Coeur d'Alene Mines Corp. (a)(b)	1,425,014	4,275,042
Commercial Metals Co.	595,859	25,472,972
Compass Minerals International, Inc.	176,038	5,585,686
Contango ORE, Inc. (a)	7,582	192,431
Dakota Gold Corp. (a)	254,974	843,964
Friedman Industries	33,953	326,628
Gatos Silver, Inc. (a)	244,100	1,098,450
Gold Resource Corp.	423,496	330,666
Golden Minerals Co. (a)	525,882	60,266
Haynes International, Inc.	64,253	2,789,865
Hecla Mining Co.	2,853,271	15,207,934
Hycroft Mining Holding Corp. (a)(b)	764,998	257,039
Idaho Strategic Resources, Inc. (a)	35,861	168,547
Kaiser Aluminum Corp.	83,205	5,025,582
Materion Corp.	105,384	10,574,231
McEwen Mining, Inc. (a)(b)	203,288	1,553,120
MP Materials Corp. (a)(b)	468,339	9,703,984
Olympic Steel, Inc.	49,391	2,065,532
Paramount Gold Nevada Corp. (a)(b)	21,919	6,030
Piedmont Lithium, Inc. (a)(b)	82,930	4,542,076
Ramaco Resources, Inc.	127,441	944,338
Reliance Steel & Aluminum Co.	298,550	70,063,714
Royal Gold, Inc.	334,187	41,385,718
Ryerson Holding Corp.	106,700	3,626,733
Schnitzer Steel Industries, Inc. Class A	134,325	3,695,281
Solitario Exploration & Royalty Corp. (a)	214,126	120,168
SunCoke Energy, Inc.	440,565	2,991,436
TimkenSteel Corp. (a)	209,091	3,560,820
Tredegar Corp.	130,726	919,004
U.S. Antimony Corp. (a)	390,788	125,052
U.S. Gold Corp. (a)	32,856	130,438
United States Steel Corp.	1,147,849	24,013,001
Universal Stainless & Alloy Products, Inc. (a)	44,138	535,835
Warrior Metropolitan Coal, Inc.	264,346	8,665,262
Worthington Industries, Inc.	154,806	8,689,261
		386,352,147
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	89,095	2,707,597
Glatfelter Corp.	227,290	652,322
Louisiana-Pacific Corp.	363,200	21,254,464
Mercer International, Inc. (SBI)	210,182	1,820,176
Sylvamo Corp.	163,920	6,461,726
		32,896,285
TOTAL MATERIALS		1,195,578,387
REAL ESTATE - 6.1%
Equity Real Estate Investment Trusts (REITs) - 5.5%
Acadia Realty Trust (SBI)	498,349	6,413,752
Agree Realty Corp.	452,060	29,153,349
Alexander & Baldwin, Inc.	373,456	6,841,714
Alexanders, Inc.	11,438	1,877,662
Alpine Income Property Trust, Inc.	73,929	1,142,942
American Assets Trust, Inc.	272,122	5,183,924
American Homes 4 Rent Class A	1,563,974	53,613,029
Americold Realty Trust	1,372,933	40,226,937
Apartment Income (REIT) Corp.	763,451	26,484,115
Apartment Investment & Management Co. Class A	762,237	6,181,742
Apple Hospitality (REIT), Inc.	1,081,901	15,720,022
Armada Hoffler Properties, Inc.	348,703	3,849,681
Ashford Hospitality Trust, Inc. (a)	173,563	720,286
Bluerock Homes Trust, Inc. (a)	17,098	273,568
Braemar Hotels & Resorts, Inc.	309,360	1,265,282
Brandywine Realty Trust (SBI)	926,659	3,613,970
Brixmor Property Group, Inc.	1,527,074	30,587,292
Broadstone Net Lease, Inc.	897,472	14,072,361
BRT Apartments Corp.	63,388	1,163,804
CareTrust (REIT), Inc.	508,402	9,862,999
CBL & Associates Properties, Inc.	127,034	2,929,404
Centerspace	78,248	4,601,765
Chatham Lodging Trust	252,655	2,372,430
City Office REIT, Inc.	213,462	966,983
Clipper Realty, Inc.	78,751	430,768
Community Healthcare Trust, Inc.	125,935	4,130,668
CorEnergy Infrastructure Trust, Inc. (b)	87,281	90,772
Corporate Office Properties Trust (SBI)	581,203	13,263,052
Cousins Properties, Inc.	785,119	15,639,570
Creative Media & Community Trust Corp.	69,449	359,051
CTO Realty Growth, Inc.	112,780	1,797,713
CubeSmart	1,146,271	50,940,283
DiamondRock Hospitality Co.	1,059,388	8,316,196
Diversified Healthcare Trust (SBI)	1,274,127	1,732,813
Douglas Emmett, Inc.	904,673	10,494,207
Easterly Government Properties, Inc.	473,226	6,568,377
EastGroup Properties, Inc.	222,575	36,638,071
Elme Communities (SBI)	457,052	6,906,056
Empire State Realty Trust, Inc. (b)	668,732	4,126,076
EPR Properties	382,530	15,955,326
Equity Commonwealth	555,965	11,369,484
Equity Lifestyle Properties, Inc.	891,757	56,332,290
Essential Properties Realty Trust, Inc.	735,969	17,611,738
Farmland Partners, Inc.	261,895	2,972,508
First Industrial Realty Trust, Inc.	676,535	35,166,289
Four Corners Property Trust, Inc.	432,108	11,105,176
Franklin Street Properties Corp.	469,201	675,649
Gaming & Leisure Properties	1,310,398	63,082,560
Generation Income Properties, Inc.	1,338	5,406
Getty Realty Corp.	219,608	7,525,966
Gladstone Commercial Corp.	211,100	2,467,759
Gladstone Land Corp.	165,646	2,618,863
Global Medical REIT, Inc.	318,493	2,777,259
Global Net Lease, Inc.	534,007	5,137,147
Global Self Storage, Inc.	71,932	358,221
Healthcare Trust of America, Inc.	1,943,950	36,176,910
Hersha Hospitality Trust	173,439	1,004,212
Highwoods Properties, Inc. (SBI)	529,005	10,939,823
Hudson Pacific Properties, Inc.	651,973	3,044,714
Independence Realty Trust, Inc.	1,145,378	19,780,678
Indus Realty Trust, Inc.	26,032	1,738,938
Industrial Logistics Properties Trust	330,550	598,296
InnSuites Hospitality Trust (b)	26,845	48,321
InvenTrust Properties Corp.	343,605	7,384,071
JBG SMITH Properties	505,575	7,158,942
Kilroy Realty Corp.	539,115	14,631,581
Kite Realty Group Trust	1,122,545	21,822,275
Lamar Advertising Co. Class A	444,712	39,970,715
Life Storage, Inc.	432,933	55,151,335
LTC Properties, Inc.	214,674	6,893,182
LXP Industrial Trust (REIT)	1,401,607	14,492,616
Medalist Diversified (REIT), Inc.	25,881	137,428
Medical Properties Trust, Inc. (b)	3,063,564	25,274,403
Modiv, Inc.	30,285	449,429
National Health Investors, Inc.	223,601	11,651,848
National Retail Properties, Inc.	923,495	39,285,477
National Storage Affiliates Trust	435,297	15,936,223
Necessity Retail (REIT), Inc./The	719,658	4,598,615
NETSTREIT Corp.	286,541	5,000,140
NexPoint Diversified Real Estate Trust	170,660	1,800,463
NexPoint Residential Trust, Inc.	120,359	4,939,533
Office Properties Income Trust	260,072	1,882,921
Omega Healthcare Investors, Inc.	1,197,828	35,707,253
One Liberty Properties, Inc.	86,851	1,737,889
Orion Office (REIT), Inc.	297,641	1,651,908
Outfront Media, Inc.	739,939	10,595,926
Paramount Group, Inc.	875,811	3,801,020
Park Hotels & Resorts, Inc.	1,150,643	14,889,320
Pebblebrook Hotel Trust (b)	664,874	9,015,691
Phillips Edison & Co., Inc.	601,458	17,448,297
Physicians Realty Trust	1,169,375	15,973,663
Piedmont Office Realty Trust, Inc. Class A	651,814	4,060,801
Plymouth Industrial REIT, Inc.	203,818	4,465,652
Postal Realty Trust, Inc.	103,138	1,514,066
Potlatch Corp.	414,560	19,289,477
Presidio Property Trust, Inc. Class A	76,776	66,027
Rayonier, Inc.	755,890	22,162,695
Retail Opportunity Investments Corp.	632,822	7,720,428
Rexford Industrial Realty, Inc.	966,231	52,601,616
RLJ Lodging Trust	818,201	8,411,106
RPT Realty	450,477	4,198,446
Ryman Hospitality Properties, Inc.	279,169	25,608,172
Sabra Health Care REIT, Inc.	1,180,728	13,294,997
Safehold, Inc.	206,433	5,330,100
Saul Centers, Inc.	68,286	2,308,750
Service Properties Trust	849,334	6,973,032
SITE Centers Corp.	930,927	11,096,650
SL Green Realty Corp. (b)	327,614	7,577,712
Sotherly Hotels, Inc. (a)	65,240	119,389
Spirit Realty Capital, Inc.	716,919	28,002,856
Stag Industrial, Inc.	912,758	31,763,978
Star Holdings (a)	68,959	1,068,865
Summit Hotel Properties, Inc.	550,126	3,603,325
Sun Communities, Inc.	631,366	79,949,877
Sunstone Hotel Investors, Inc.	1,083,307	10,692,240
Tanger Factory Outlet Centers, Inc.	532,703	10,851,160
Terreno Realty Corp.	373,325	22,896,022
The Macerich Co.	1,101,483	10,618,296
UMH Properties, Inc.	275,567	4,191,374
Uniti Group, Inc.	1,208,792	4,496,706
Universal Health Realty Income Trust (SBI)	67,555	2,950,802
Urban Edge Properties	597,016	7,958,223
Urstadt Biddle Properties, Inc. Class A	158,007	3,057,435
Veris Residential, Inc. (a)	405,982	6,560,669
Vornado Realty Trust	833,245	11,298,802
Wheeler REIT, Inc. (a)	40,427	29,107
Whitestone REIT Class B	259,555	2,278,893
WP Carey, Inc.	1,072,715	74,403,512
Xenia Hotels & Resorts, Inc.	581,474	6,774,172
		1,648,573,813
Real Estate Management & Development - 0.6%
Alset, Inc. (a)(b)	8,655	17,310
Altisource Asset Management Corp. (a)(b)	2,897	282,515
Altisource Portfolio Solutions SA (a)(b)	45,381	211,475
American Realty Investments, Inc. (a)(b)	8,477	146,228
American Strategic Investment Co. (a)(b)	8,384	65,982
Amrep Corp. (a)	11,943	176,721
Anywhere Real Estate, Inc. (a)	555,875	3,374,161
Appreciate Holdings, Inc. (a)(b)	89,532	28,641
Avalon GloboCare Corp. (a)(b)	7,659	14,016
Compass, Inc. (a)	1,300,186	4,810,688
Comstock Holding Companies, Inc. (a)	13,436	50,654
Cushman & Wakefield PLC (a)	842,577	6,681,636
Digitalbridge Group, Inc.	734,310	9,149,503
Doma Holdings, Inc. Class A (a)(b)	573,380	170,982
Douglas Elliman, Inc.	350,224	1,019,152
eXp World Holdings, Inc.	379,493	5,840,397
Fathom Holdings, Inc. (a)(b)	39,417	246,750
Forestar Group, Inc. (a)	93,672	1,904,352
FRP Holdings, Inc. (a)	33,033	1,744,473
Howard Hughes Corp. (a)	177,209	13,214,475
InterGroup Corp. (a)	2,545	91,518
J.W. Mays, Inc. (a)	1,201	54,045
Jones Lang LaSalle, Inc. (a)	241,838	33,939,545
Kennedy-Wilson Holdings, Inc.	599,238	9,246,242
Marcus & Millichap, Inc.	130,804	3,839,097
Maui Land & Pineapple, Inc. (a)	28,762	339,392
Newmark Group, Inc.	638,807	3,653,976
Offerpad Solutions, Inc. (a)(b)	391,533	251,834
Opendoor Technologies, Inc. (a)(b)	2,589,298	6,835,747
Rafael Holdings, Inc. (a)	53,416	108,969
RE/MAX Holdings, Inc.	97,948	1,830,648
Redfin Corp. (a)(b)	544,960	5,335,158
Seritage Growth Properties (a)(b)	180,743	1,344,728
Stratus Properties, Inc.	35,277	768,333
Tejon Ranch Co. (a)	122,693	2,073,512
The RMR Group, Inc.	77,169	1,661,449
The St. Joe Co.	174,711	8,125,809
Transcontinental Realty Investors, Inc. (a)	5,129	184,644
Trinity Place Holdings, Inc. (a)(b)	49,290	24,704
WeWork, Inc. (a)(b)	1,197,658	205,159
Zillow Group, Inc.:
Class A (a)	327,190	14,654,840
Class C (a)(b)	799,947	36,485,583
		180,205,043
TOTAL REAL ESTATE		1,828,778,856
UTILITIES - 2.0%
Electric Utilities - 0.6%
Allete, Inc.	290,810	17,323,552
Avangrid, Inc. (b)	357,943	13,433,601
Genie Energy Ltd. Class B	106,085	1,494,738
Hawaiian Electric Industries, Inc.	541,632	19,450,005
IDACORP, Inc.	257,714	26,820,296
MGE Energy, Inc.	185,974	13,345,494
OGE Energy Corp.	1,018,886	35,946,298
Otter Tail Corp. (b)	211,518	15,696,751
PNM Resources, Inc.	430,957	19,789,545
Portland General Electric Co.	453,347	22,091,599
Via Renewables, Inc. Class A,	12,493	131,426
		185,523,305
Gas Utilities - 0.5%
Chesapeake Utilities Corp.	91,112	11,635,002
National Fuel Gas Co.	467,120	23,781,079
New Jersey Resources Corp.	492,870	23,879,552
Northwest Natural Holding Co.	183,978	7,855,861
ONE Gas, Inc.	277,593	22,468,377
RGC Resources, Inc.	37,275	771,593
Southwest Gas Holdings, Inc.	331,123	19,380,629
Spire, Inc.	269,334	17,390,896
UGI Corp.	1,068,037	29,872,995
		157,035,984
Independent Power and Renewable Electricity Producers - 0.3%
Altus Power, Inc. Class A (a)(b)	187,277	889,566
Clearway Energy, Inc.:
Class A	160,858	4,420,378
Class C	432,244	12,418,370
Montauk Renewables, Inc. (a)(b)	324,898	2,254,792
Ormat Technologies, Inc.	266,910	22,714,041
Spruce Power Holding Corp. (Class A) (a)(b)	590,115	442,940
Sunnova Energy International, Inc. (a)(b)	504,053	8,901,576
Vistra Corp.	1,907,511	45,723,039
		97,764,702
Multi-Utilities - 0.2%
Avista Corp.	377,218	15,597,964
Black Hills Corp.	331,457	20,202,304
NorthWestern Energy Corp.	295,172	16,703,783
Unitil Corp.	82,076	4,324,584
		56,828,635
Water Utilities - 0.4%
American States Water Co.	188,166	16,712,904
Artesian Resources Corp. Class A	40,349	1,997,276
Cadiz, Inc. (a)	251,625	1,318,515
California Water Service Group	280,226	15,947,662
Consolidated Water Co., Inc.	75,020	1,464,390
Essential Utilities, Inc.	1,215,140	49,504,804
Global Water Resources, Inc.	60,298	704,281
Middlesex Water Co.	91,033	7,406,445
Pure Cycle Corp. (a)	101,694	988,466
SJW Group	137,000	10,484,610
York Water Co.	73,667	3,124,217
		109,653,570
TOTAL UTILITIES		606,806,196
TOTAL COMMON STOCKS (Cost $27,039,820,974)		29,872,328,795

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
INDUSTRIALS - 0.0%
Air Freight & Logistics - 0.0%
Air T Funding 8.00%	86	1,690
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
SRAX, Inc. (a)(c)	117,390	1
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $6,395)		1,691

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (e) (Cost $4,982,257)	5,000,000	4,980,366

Money Market Funds - 7.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (f)	22,546,949	22,551,459
Fidelity Securities Lending Cash Central Fund 5.14% (f)(g)	2,123,628,704	2,123,841,066
TOTAL MONEY MARKET FUNDS (Cost $2,146,392,525)		2,146,392,525

TOTAL INVESTMENT IN SECURITIES - 107.1% (Cost $29,191,202,151)	32,023,703,377
NET OTHER ASSETS (LIABILITIES) - (7.1)%	(2,115,172,424)
NET ASSETS - 100.0%	29,908,530,953

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	370	Jun 2023	32,408,300	(60,963)	(60,963)
CME E-mini S&P MidCap 400 Index Contracts (United States)	90	Jun 2023	21,681,000	(118,696)	(118,696)

TOTAL FUTURES CONTRACTS					(179,659)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,686,467.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	31,208,723	731,095,455	739,752,719	370,036	-	-	22,551,459	0.1%
Fidelity Securities Lending Cash Central Fund 5.14%	2,075,520,482	1,182,457,023	1,134,136,439	15,063,511	-	-	2,123,841,066	7.4%
Total	2,106,729,205	1,913,552,478	1,873,889,158	15,433,547	-	-	2,146,392,525

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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